UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number     811-04416
                                             ---------------------------

                                  Armada Funds
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           -------------

                      Date of fiscal year end: May 31, 2004
                                              -------------

                    Date of reporting period: August 31, 2004
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                                    FORM N-Q
                    QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS
                                  ARMADA FUNDS
                                 AUGUST 31, 2004
                                   (Unaudited)

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                   OF SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 84.4%
BELGIUM -- 0.6%
  Colruyt                                           13,425         $  1,767
--------------------------------------------------------------------------------
BRAZIL -- 2.5%
  Aracruz Celulose                                  62,700            2,183
  Cia Vale do Rio Doce, ADR                         55,300            3,195
  Empresa Bras de Aeronautica, ADR                  53,200            1,412
                                                                   --------
                                                                      6,790
--------------------------------------------------------------------------------
CANADA -- 1.2%
  Canadian Natural Resources#                       51,700            1,679
  Precision Drilling*                               32,060            1,584
                                                                   --------
                                                                      3,263
--------------------------------------------------------------------------------
FINLAND -- 1.0%
  Nokia Oyj, ADR                                   178,680            2,123
  Tietoenator Oyj                                   26,515              701
                                                                   --------
                                                                      2,824
--------------------------------------------------------------------------------
FRANCE -- 7.5%
  Axa                                               35,232              719
  L'Air Liquide                                      9,790            1,530
  Lafarge North America                             28,740            1,288
  Renault                                           23,980            1,923
  Sanofi-Aventis, ADR                               75,727            2,728
  Sanofi-Synthelabo, ADR#                           34,730            1,236
  Schneider Electric                                22,535            1,409
  Societe Generale                                  17,420            1,486
  Total                                             27,313            5,314
  TotalFinaElf, ADR                                 14,700            1,441
  Vivendi Universal, ADR*#                          71,779            1,785
                                                                   --------
                                                                     20,859
--------------------------------------------------------------------------------
GERMANY -- 3.8%
  Bayer                                             26,983              687
  Deutsche Bank                                     10,775              732
  E.ON                                              74,900            5,308
  SAP, ADR                                          62,505            2,279
  Siemens                                           20,300            1,387
                                                                   --------
                                                                     10,393
--------------------------------------------------------------------------------
GREECE -- 1.0%
  Cosmote Mobile Telecommunications                178,900            2,887
--------------------------------------------------------------------------------
HONG KONG -- 5.7%
  CLP Holdings                                     495,475            2,865
  HSBC Holdings                                    367,117            5,695
  Sung Hung Kai Properties                         210,165            1,953
  Swire Pacific, Cl A                              170,345            1,207
  Techtronic Industries*                         1,922,360            3,031
  Wumart Stores, Cl H*                             617,085            1,001
                                                                   --------
                                                                     15,752
--------------------------------------------------------------------------------
IRELAND -- 3.4%
  Bank of Ireland                                  352,183            4,721
  CRH                                               79,895            1,824
  Elan, ADR*#                                       44,475            1,006
  Irish Life & Permanent                           121,720            1,852
                                                                   --------
                                                                      9,403
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                   OF SHARES         (000)
--------------------------------------------------------------------------------
ITALY -- 1.2%
  ENI-Ente Nazionale Idrocarburi                   162,205         $  3,314
--------------------------------------------------------------------------------
JAPAN -- 15.0%
  Aeon                                              96,240            1,600
  Aeon Warrants                                     96,240            1,574
  Bridgestone                                      199,900            3,780
  Canon                                             48,785            2,320
  Denso#                                           160,700            3,946
  Hoya                                              32,730            3,146
  Kyocera#                                          23,380            1,709
  Mitsubishi Tokyo Financial Group                     524            4,703
  Mizuho Financial Group                               399            1,607
  Neomax#                                          114,200            1,904
  Nippon Telegraph & Telephone#                        326            1,408
  Nomura Holdings                                      255                3
  Osaka Gas                                      1,178,915            3,255
  Ryohin Keikaku                                    35,055            1,610
  Tokyu Land#                                      346,205            1,025
  Toyota Motor                                     200,095            7,877
                                                                   --------
                                                                     41,467
--------------------------------------------------------------------------------
NETHERLANDS -- 4.6%
  ABN AMRO Holding, ADR#                           158,947            3,384
  Aegon                                            108,464            1,155
  Aegon NV Coupon                                  108,464               --(A)
  ING Groep NV Coupon*                              77,920               --(A)
  ING Groep, ADR                                    77,920            1,899
  Koninklijke Philips Electronics                  107,180            2,486
  Reed Elsevier                                     65,870              843
  Unilever, ADR                                     47,800            2,871
                                                                   --------
                                                                     12,638
--------------------------------------------------------------------------------
NORWAY -- 1.8%
  Norsk Hydro                                       50,883            3,167
  Telenor                                          240,200            1,732
                                                                   --------
                                                                      4,899
--------------------------------------------------------------------------------
SINGAPORE -- 1.9%
  CapitaCommercial Trust*                          521,115              335
  CapitaLand                                     2,605,490            2,419
  DBS Group Holdings                               278,100            2,533
                                                                   --------
                                                                      5,287
--------------------------------------------------------------------------------
SPAIN -- 2.8%
  Gestevision Telecinco*                             9,200              144
  Repsol YPF, ADR                                   98,410            2,041
  Telefonica                                       194,333            2,759
  Telefonica, ADR*                                  67,100            2,880
                                                                   --------
                                                                      7,824
--------------------------------------------------------------------------------
SWEDEN -- 2.6%
  Investor AB, Cl B                                569,400            5,798
  Telefonaktie bolaget LM Ericsson, ADR*#           52,065            1,408
                                                                   --------
                                                                      7,206
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
SWITZERLAND -- 7.9%
  Logitech International*                           30,800         $  1,389
  Nestle                                             7,930            1,873
  Novartis                                          89,435            4,130
  Roche Holding                                     29,260            2,832
  Serono                                             4,050            2,581
  Syngenta                                          32,890            2,950
  UBS                                               59,123            3,959
  Zurich Financial Services                         15,065            2,100
                                                                   --------
                                                                     21,814
--------------------------------------------------------------------------------
UNITED KINGDOM -- 19.9%
  Aviva#                                           264,295            2,525
  Baa                                              322,520            3,220
  BAE Systems, ADR                                  64,070              924
  Barclays                                         263,346            2,437
  BHP Billiton                                     507,810            4,778
  BP                                               611,488            5,420
  BP, ADR                                           26,000            1,396
  British American Tobacco                         224,745            3,386
  Diageo                                           143,216            1,761
  GlaxoSmithKline, ADR                              71,315            2,934
  HSBC Holdings, ADR                                37,500            2,921
  Kesa Electricals                                 345,300            1,746
  Kingfisher                                       347,967            1,734
  Lloyds TSB Group#                                269,250            2,020
  Royal Bank of Scotland Group                      99,476            2,768
  Shell Transport & Trading                        408,465            2,980
  Vodafone Group                                 2,357,809            5,355
  Vodafone Group, ADR#                              60,685            1,390
  William Hill                                     134,645            1,316
  WPP Group, ADR*                                   56,315            2,542
  Xstrata PLC#                                     102,250            1,485
                                                                   --------
                                                                     55,038
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $205,241)                         233,425
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
  Umicore Rights*                                    1,089               --(A)
--------------------------------------------------------------------------------
Total Foreign Rights (Cost $0)                                           --
--------------------------------------------------------------------------------
EXCHANGE TRADED MUTUAL FUND -- 2.6%
  Ishares MSCI Emerging Markets Index*#             45,200            7,289
--------------------------------------------------------------------------------
Total Exchange Traded Mutual Fund (Cost $7,029)                       7,289
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
FEDERAL HOME LOAN BANK -- 6.9%
  Federal Home Loan Bank DN,++
   1.440%, 09/02/04                                $19,000           18,999
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $18,999)                                                     18,999
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.4%
  Armada Money Market Fund, Class I+             9,521,950         $  9,522
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $9,522)                      9,522
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 97.3% (Cost $240,791)**                             269,235
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 14.2% FLOATING RATE NOTES -- 2.7%
  Lehman Brothers
   1.653%, 05/16/05                                $ 5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  2,500            2,500
                                                                   --------
                                                                      7,500
--------------------------------------------------------------------------------
MASTER NOTE -- 0.9%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  2,500            2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.6%
  Bank of America
   1.610%, 09/01/04                                 14,248           14,248
  Lehman Brothers
   1.633%, 09/01/04                                 15,000           15,000
                                                                   --------
                                                                     29,248
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $39,248)                               39,248
--------------------------------------------------------------------------------
Total Investments -- 111.5% (Cost $ 280,039)                        308,483
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (11.5%)                               (31,744)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $276,739
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $240,791.
     GROSS UNREALIZED APPRECIATION (000)           $32,988
     GROSS UNREALIZED DEPRECIATION (000)            (4,544)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $28,444
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $37,690.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE
(A) VALUE IS LESS THAN $500
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
DN -- DISCOUNT NOTE
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$1,361,251 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL                    UNREALIZED
                                       COST                     APPRECIATION
                      NUMBER OF       AMOUNT     EXPIRATION    (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
Nikkei 225 Index         102         $10,569      09/13/04         $(262)
MCSI Sing Index          170           4,601      09/30/04            --
Amsterdam
   Exchange Index        132          10,260      09/17/04           306
                                                                   -----
                                                                   $  44
                                                                   =====

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

Foreign currency exchange contracts outstanding at August 31, 2004:


                                                                  UNREALIZED
                 CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION
SETTLEMENT         RECEIVE             FOR         AT VALUE     (DEPRECIATION)
MONTH     TYPE      (000)             (000)          (000)          (000)
--------------------------------------------------------------------------------
09/04     Buy   JPY    872,971       $ 7,988       $ 8,023           $ 35
02/05     Buy   EUR     10,829        13,294        13,236            (58)
                                     -------       -------           ----
                                     $21,282       $21,259           $(23)
                                     =======       =======           ====

EUR -- EURO DOLLAR
JPY -- JAPANESE YEN


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
At August 31, 2004, sector diversification of the Fund was as follows:

                                                       % OF NET     VALUE
SECTOR DIVERSIFICATION                                   ASSETS     (000)
-------------------------                              --------   --------
FOREIGN COMMON STOCKS
  Automotive                                              5.0%    $ 13,746
  Banks                                                   8.4       23,244
  Basic Materials                                         1.1        2,968
  Commercial Services                                     0.6        1,767
  Consumer Cyclicals                                      7.8       21,527
  Consumer Non-Cyclicals                                  1.8        5,053
  Consumer Services                                       2.2        6,116
  Energy                                                  6.3       17,484
  Financials Services                                     1.4        3,958
  Financials                                              7.2       19,908
  Food, Beverage, & Tobacco                               1.9        5,368
  Healthcare                                              7.7       21,302
  Industrials                                             4.6       12,799
  Insurance                                               2.3        6,297
  Metals & Mining                                         4.1       11,362
  Real Estate                                             2.1        5,733
  Technology                                              4.3       11,955
  Telecommunications                                      9.7       26,712
  Transportation                                          1.7        4,633
  Utilities                                               4.2       11,493
                                                       ------     --------
  TOTAL FOREIGN COMMON STOCK                             84.4      233,425
MUTUAL FUND                                               2.6        7,289
MONEY MARKET FUND                                         3.4        9,522
FEDERAL HOME LOAN BANK                                    6.9       18,999
                                                       ------     --------
TOTAL INVESTMENTS                                        97.3      269,235
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                       14.2       39,248
OTHER ASSETS AND LIABILITIES, NET                       (11.5)     (31,744)
                                                       ------     --------
NET ASSETS                                              100.0%    $276,739
                                                       ======     ========

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP CORE EQUITY FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                   OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%
BASIC MATERIALS -- 3.9%
  3M                                                50,050         $  4,122
  Freeport-McMoran Copper & Gold, Cl B#            116,970            4,402
                                                                   --------
                                                                      8,524
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.0%
  Affiliated Computer Services, Cl A*#              81,840            4,446
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.5%
  Johnson Controls                                  83,440            4,698
  Lowe's#                                           82,770            4,114
  NII Holdings*#                                   150,970            5,533
  Wal-Mart Stores                                   78,360            4,127
                                                                   --------
                                                                     18,472
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 10.3%
  Anheuser-Busch                                    58,660            3,097
  Dean Foods*                                      130,639            4,843
  Ecolab                                            82,160            2,458
  PepsiCo                                          125,210            6,261
  Procter & Gamble                                 102,060            5,712
                                                                   --------
                                                                     22,371
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.8%
  eBay*                                             56,620            4,900
  International Game Technology                    111,260            3,210
  Starbucks*                                        90,160            3,899
  Viacom, Cl B                                      84,940            2,829
                                                                   --------
                                                                     14,838
--------------------------------------------------------------------------------
ENERGY -- 6.7%
  Devon Energy                                      84,410            5,471
  Exxon Mobil                                      115,020            5,302
  Weatherford International*                        81,130            3,760
                                                                   --------
                                                                     14,533
--------------------------------------------------------------------------------
FINANCIALS -- 20.8%
  Allstate#                                         90,140            4,256
  American Express                                  82,690            4,136
  American International Group                      92,910            6,619
  Bank of America                                  124,960            5,621
  Citigroup                                        147,700            6,880
  Goldman Sachs Group                               40,730            3,651
  JP Morgan Chase                                  113,980            4,511
  Merrill Lynch                                     86,020            4,393
  PMI Group                                         56,330            2,339
  Washington Mutual                                 76,230            2,960
                                                                   --------
                                                                     45,366
--------------------------------------------------------------------------------
HEALTHCARE -- 13.3%
  Alcon                                             33,969            2,542
  Amgen*                                            93,850            5,564
  Biogen Idec*                                      53,700            3,186
  GlaxoSmithKline, ADR                              65,510            2,695


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  Johnson & Johnson                                 73,640         $  4,279
  Pfizer                                           200,580            6,553
  Teva Pharmaceutical Industries, ADR              153,600            4,186
                                                                   --------
                                                                     29,005
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.5%
  General Electric                                 211,930            6,949
  Illinois Tool Works                               52,360            4,780
  United Technologies                               48,710            4,574
                                                                   --------
                                                                     16,303
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.2%
  Cisco Systems*                                   234,140            4,392
  Dell*                                            147,000            5,122
  Electronic Arts*                                  70,910            3,530
  Intel                                            192,410            4,096
  L-3 Communications Holdings                       69,500            4,354
  Microsoft                                        250,620            6,842
  Texas Instruments                                132,000            2,579
  Yahoo!*                                           75,000            2,138
                                                                   --------
                                                                     33,053
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
  Nextel Communications, Cl A*#                    116,930            2,712
--------------------------------------------------------------------------------
UTILITIES -- 2.9%
  AES*                                             400,050            4,036
  Equitable Resources#                              44,210            2,318
                                                                   --------
                                                                      6,354
--------------------------------------------------------------------------------
Total Common Stocks (Cost $205,667)                                 215,977
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.9%
  Armada Money Market Fund, Class I+             1,972,826            1,973
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,973)                      1,973
--------------------------------------------------------------------------------
Total Investments Before Collateral for Loaned
  Securities -- 100.1% (Cost $207,640)**                            217,950
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 10.2%
MASTER NOTE -- 2.3%
  Bear Stearns & Co.
   1.713%, 09/01/04                                $ 5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.9%
  Bank of America
   1.610%, 09/01/04                                 12,351           12,351
  Lehman Brothers
   1.633%, 09/01/04                                  5,000            5,000
                                                                   --------
                                                                     17,351
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $22,351)                               22,351
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP CORE EQUITY FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
Total Investments -- 110.3% (Cost $229,991)                        $240,301
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (10.3)%                               (22,509)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $217,792
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $207,640.
     GROSS UNREALIZED APPRECIATION (000)           $15,132
     GROSS UNREALIZED DEPRECIATION (000)            (4,822)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $10,310
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $21,653.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

$80,000 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:


                                     NOTIONAL
                                       COST                       UNREALIZED
                      NUMBER OF       AMOUNT     EXPIRATION     (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
S&P 500 Index             5           $1,408      09/17/04          $(27)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
BASIC MATERIALS -- 2.0%
  3M#                                              159,520         $ 13,138
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.2%
  Affiliated Computer Services, Cl A*#             256,700           13,947
  Automatic Data Processing                        219,340            8,723
  First Data                                       285,500           12,062
                                                                   --------
                                                                     34,732
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.9%
  Lowe's#                                          238,390           11,848
  NII Holdings*#                                   259,260            9,502
  Tiffany#                                         387,460           11,992
  Wal-Mart Stores                                  237,701           12,520
                                                                   --------
                                                                     45,862
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 14.3%
  Anheuser-Busch                                   219,140           11,571
  Avon Products#                                   227,640           10,057
  Dean Foods*                                      385,660           14,296
  Ecolab#                                          359,550           10,758
  Gillette                                         320,000           13,600
  PepsiCo#                                         377,305           18,865
  Procter & Gamble                                 287,676           16,101
                                                                   --------
                                                                     95,248
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 7.8%
  eBay*                                            196,330           16,990
  International Game Technology                    348,200           10,046
  Starbucks*                                       269,960           11,673
  Wynn Resorts*#                                   340,900           13,159
                                                                   --------
                                                                     51,868
--------------------------------------------------------------------------------
ENERGY -- 1.4%
  Devon Energy                                     140,180            9,085
--------------------------------------------------------------------------------
FINANCIALS -- 8.4%
  American International Group                     241,120           17,177
  Citigroup                                        372,093           17,332
  Goldman Sachs Group#                             114,390           10,255
  MBNA                                             474,800           11,462
                                                                   --------
                                                                     56,226
--------------------------------------------------------------------------------
HEALTHCARE -- 24.6%
  Abbott Laboratories                              249,000           10,381
  Alcon#                                           109,346            8,183
  Amgen*                                           338,610           20,076
  Biogen Idec*#                                    220,270           13,069
  Biomet#                                          171,000            7,806
  Eli Lilly                                        117,030            7,426
  Genentech*#                                      140,000            6,829
  GlaxoSmithKline, ADR                             408,360           16,800
  Johnson & Johnson                                312,516           18,157
  Medtronic                                        261,891           13,029
  Pfizer                                           776,276           25,361
  Teva Pharmaceutical Industries, ADR*             626,960           17,085
                                                                   --------
                                                                    164,202
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.0%
  General Electric                                 569,391         $ 18,670
  Illinois Tool Works                              164,300           14,999
                                                                   --------
                                                                     33,669
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.6%
  Adobe Systems                                    173,080            7,939
  Cisco Systems*                                   752,120           14,110
  Dell*#                                           525,040           18,292
  Electronic Arts*#                                321,220           15,990
  Intel#                                           681,950           14,519
  International Business Machines                  169,990           14,397
  Linear Technology                                230,000            8,227
  Microsoft                                        966,126           26,375
  SAP, ADR#                                        305,930           11,154
  Texas Instruments                                365,000            7,132
  Yahoo!*#                                         450,000           12,830
                                                                   --------
                                                                    150,965
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
  Amdocs*                                          353,010            7,096
--------------------------------------------------------------------------------
Total Common Stocks (Cost $600,050)                                 662,091
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND-- 0.1%
  Armada Money Market Fund, Class I+               557,921              558
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $558)                          558
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.4% (Cost $600,608)**                             662,649
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 15.2% COMMERCIAL PAPER -- 1.5%
  Concord Minutemen
   1.572%, 09/17/04                                $10,000            9,988
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.0%
  Credit Suisse First Boston
   1.684%, 11/09/04                                  5,000            5,020
  First Tennessee Bank
   1.580%, 06/07/05                                 10,000            9,998
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
                                                                   --------
                                                                     20,018
--------------------------------------------------------------------------------
MASTER NOTE -- 0.8%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.9%
  Bank of America
   1.610%, 09/01/04                                 11,220           11,220
  Bear Stearns & Co.
   1.683%, 09/01/04                                 25,000           25,000
  Dresdner Securities
   1.610%, 09/01/04                                 20,000           20,000
  Lehman Brothers
   1.633%, 09/01/04                                 10,000           10,000
                                                                   --------
                                                                     66,220
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $101,226)                            $101,226
--------------------------------------------------------------------------------
Total Investments -- 114.6% (Cost $701,834)                         763,875
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (14.6)%                               (97,441)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $666,434
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $600,608.
     GROSS UNREALIZED APPRECIATION (000)          $ 77,646
     GROSS UNREALIZED DEPRECIATION (000)           (15,605)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $ 62,041
                                                  ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $98,206.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

$80,000 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL
                                       COST                       UNREALIZED
                      NUMBER OF       AMOUNT     EXPIRATION     (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
S&P 500 Index             5           $1,352      09/17/04           $28

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
BASIC MATERIALS -- 7.2%
  E.I. DuPont de Nemours#                          133,050         $  5,623
  Freeport-McMoran Copper & Gold, Cl B#            243,580            9,166
  MeadWestvaco#                                    303,815            9,160
  Praxair                                          180,403            7,321
  Weyerhaeuser                                     164,160           10,261
                                                                   --------
                                                                     41,531
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.4%
  Office Depot*#                                   518,670            8,304
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.9%
  Albertson's#                                     182,380            4,483
  General Mills                                    134,390            6,350
  H.J. Heinz                                       204,520            7,753
  Kimberly-Clark                                    27,400            1,828
  Kraft Foods                                      271,480            8,492
  Kroger*                                          306,230            5,062
                                                                   --------
                                                                     33,968
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 7.8%
  Clear Channel Communications                     240,190            8,049
  Comcast, Cl A*                                   244,104            6,877
  Gannett                                          131,300           11,121
  Time Warner*                                     952,180           15,568
  Walt Disney                                      172,300            3,868
                                                                   --------
                                                                     45,483
--------------------------------------------------------------------------------
ENERGY -- 10.7%
  Anadarko Petroleum                               111,722            6,616
  ChevronTexaco                                    111,270           10,849
  ConocoPhillips                                   123,837            9,217
  Exxon Mobil                                      271,200           12,502
  Halliburton                                      238,020            6,943
  Occidental Petroleum                             104,220            5,383
  Transocean*#                                     197,220            6,055
  Williams#                                        387,340            4,606
                                                                   --------
                                                                     62,171
--------------------------------------------------------------------------------
FINANCIALS -- 30.0%
  American International Group                     237,688           16,933
  Axis Capital Holdings                            257,860            6,155
  Bank of America                                  303,030           13,630
  Chubb                                            167,640           11,401
  Citigroup                                        468,330           21,815
  Comerica                                          75,280            4,528
  Everest Re Group                                  65,780            4,615
  Genworth*                                        125,940            2,863
  Goldman Sachs Group                               76,880            6,892
  JP Morgan Chase                                  480,886           19,033
  Keycorp#                                         188,280            5,903
  Merrill Lynch                                    154,270            7,879
  Metlife                                          274,150           10,212
  Morgan Stanley Dean Witter                       148,390            7,528
  St. Paul Travelers                                73,808            2,560
  US Bancorp                                       333,480            9,838


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  Wachovia#                                        227,930         $ 10,692
  Wells Fargo                                      198,450           11,659
                                                                   --------
                                                                    174,136
--------------------------------------------------------------------------------
HEALTHCARE -- 6.9%
  AmerisourceBergen#                               109,970            5,949
  Bristol-Myers Squibb                             140,180            3,327
  Johnson & Johnson                                153,930            8,943
  Merck                                             90,550            4,072
  Pfizer                                           222,890            7,282
  Wyeth                                            282,238           10,321
                                                                   --------
                                                                     39,894
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.8%
  Deere                                            134,700            8,522
  General Electric                                 432,543           14,183
  United Technologies                              116,450           10,936
                                                                   --------
                                                                     33,641
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.6%
  International Business Machines                   97,410            8,250
  Lockheed Martin                                  119,785            6,442
  Microsoft                                        498,510           13,609
  Northrop Grumman                                  84,760            4,378
                                                                   --------
                                                                     32,679
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 4.1%
  BellSouth                                        192,370            5,148
  SBC Communications                               310,885            8,017
  Verizon Communications                           269,600           10,582
                                                                   --------
                                                                     23,747
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.6%
  Burlington Northern Santa Fe                     280,048           10,026
  Union Pacific                                    193,220           11,035
                                                                   --------
                                                                     21,061
--------------------------------------------------------------------------------
UTILITIES -- 6.0%
  Dominion Resources of Virginia#                  182,670           11,853
  Exelon                                           304,130           11,207
  TXU#                                             280,630           11,683
                                                                   --------
                                                                     34,743
--------------------------------------------------------------------------------
Total Common Stocks (Cost $494,379)                                 551,358
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 3.2%
CANADA -- 1.4%
  Canadian Natural Resources#                      254,360            8,264
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
  Unilever, ADR                                     85,060            5,109
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.9%
  BP, ADR                                          102,615            5,510
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $16,809)                           18,883
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.2%
  Armada Money Market Fund, Class I+             6,987,012         $  6,987
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $6,987)                      6,987
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.4% (Cost $ 518,175)**                            577,228
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 12.2% COMMERCIAL PAPER -- 1.7%
  Concord Minutemen
   1.572%, 09/17/04                                $10,000            9,988
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 1.7%
  First Tennessee
   1.580%, 06/07/05                                  5,000            4,999
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  5,000            5,000
                                                                   --------
                                                                      9,999
--------------------------------------------------------------------------------
MASTER NOTE -- 0.9%
  Bear Stearns
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.9%
  Bank of America
   1.610%, 09/01/04                                 10,845           10,845
  Bear Stearns
   1.683%, 09/01/04                                 15,000           15,000
  Dresdner Securities
   1.610%, 09/01/04                                 10,000           10,000
  Lehman Brothers
   1.633%, 09/01/04                                 10,000           10,000
                                                                   --------
                                                                     45,845
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $70,832)                               70,832
--------------------------------------------------------------------------------
Total Investments -- 111.6% (Cost $589,007)                         648,060
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (11.6)%                               (67,413)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $580,647
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $518,175.
     GROSS UNREALIZED APPRECIATION (000)          $ 81,563
     GROSS UNREALIZED DEPRECIATION (000)           (22,510)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $ 59,053
                                                  ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $68,350.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
BASIC MATERIALS -- 3.9%
  Freeport-McMoran Copper & Gold, Cl B#             16,900         $    636
  Monsanto                                          12,000              439
  Pactiv*                                           25,800              610
  Southern Peru Copper                               7,100              316
  United States Steel#                              12,000              443
                                                                   --------
                                                                      2,444
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 10.7%
  Akamai Technologies*                              42,200              568
  Altiris*#                                         24,800              588
  CheckFree*                                        18,100              493
  Cognizant Technology Solutions*#                  32,300              886
  Corinthian Colleges*                              54,400              618
  Fiserv*                                           14,900              518
  Gartner Group*#                                   46,200              552
  Global Payments#                                  15,500              688
  Hewitt Associates*#                               21,600              570
  Monster Worldwide*                                30,200              611
  Robert Half#                                      24,800              608
                                                                   --------
                                                                      6,700
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.7%
  American Eagle Outfitters#                        19,200              639
  AnnTaylor Stores*                                 19,700              476
  Bed Bath & Beyond*                                21,000              786
  Family Dollar Stores                              19,800              524
  Fortune Brands#                                   11,600              849
  GameStop*                                         29,300              491
  MSC Industrial Direct                             23,100              718
  Paccar                                            11,300              680
  Tiffany                                            9,700              300
                                                                   --------
                                                                      5,463
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.7%
  Estee Lauder, Cl A                                13,800              606
  Pepsi Bottling Group                              15,900              426
                                                                   --------
                                                                      1,032
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.7%
  Ask Jeeves*#                                      22,200              576
  Cheesecake Factory*                               14,300              592
  Cnet Networks*                                    52,300              425
  La Quinta                                         81,700              641
  Lexar Media*#                                     86,300              495
  Marriott, Cl A                                    15,600              740
  PF Chang's China Bistro*#                         12,400              520
  RealNetworks*                                     46,500              231
  Station Casinos                                   14,200              653
  United Online*                                    46,900              449
  Xm Satellite Radio                                26,500              728
                                                                   --------
                                                                      6,050
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
ENERGY -- 6.9%
  BJ Services*                                       9,400         $    452
  Cooper Cameron*                                    9,000              458
  Grant Prideco*                                    34,000              621
  Nabors Industries*                                10,300              454
  Patterson-UTI Energy                              25,800              447
  Pride International*                              25,700              472
  Rowan*                                            19,000              462
  Suncor Energy#                                    18,400              514
  Todco, Cl A*#                                     30,500              471
                                                                   --------
                                                                      4,351
--------------------------------------------------------------------------------
FINANCIALS -- 6.4%
  ACE                                               12,800              493
  Affiliated Managers Group*#                       10,800              530
  Ameritrade Holding                                62,200              709
  Doral Financial                                   19,400              789
  E*trade*                                          62,600              737
  GATX                                              26,600              717
                                                                   --------
                                                                      3,975
--------------------------------------------------------------------------------
HEALTHCARE -- 18.0%
  Align Technology*                                 31,000              475
  Allergan                                          10,100              754
  Amerigroup*                                       12,000              616
  Amylin Pharmaceuticals*#                          33,100              655
  Beckman Coulter                                   13,100              731
  Biomet                                            19,200              877
  C.R. Bard                                          7,200              404
  Celgene*#                                          8,200              465
  Cephalon*#                                         9,600              451
  Community Health Systems*                         21,600              540
  Covance*                                          17,100              640
  Endo Pharmaceuticals Holdings*#                   33,500              568
  Genzyme*                                          17,500              945
  Laboratory of America Holdings*                   12,100              503
  OSI Pharmaceuticals*                               8,800              524
  Renal Care Group*                                 20,450              648
  Respironics*                                      10,800              575
  Sepracor*                                         10,100              501
  Triad Hospitals*                                  13,300              423
                                                                   --------
                                                                     11,295
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.5%
  Capstone Turbine*                                236,900              410
  IDEX                                              19,750              607
  Molex#                                            16,900              488
  Rockwell Automation                               17,600              686
                                                                   --------
                                                                      2,191
--------------------------------------------------------------------------------
TECHNOLOGY -- 25.1%
  Agere Systems, Cl A                              523,100              633
  Altera*                                           43,500              823
  Apple Computer*                                   16,400              566

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Avid Technology*#                                 13,100         $    567
  Celestica*                                        30,500              436
  Comverse Technology*                              34,700              608
  Digital River*#                                   17,700              426
  F5 Networks                                       27,700              681
  Juniper Networks*                                 33,300              762
  LAM Research*                                     34,000              733
  Linear Technology                                 30,500            1,091
  Macromedia*#                                      23,000              446
  Marvel Technology Group*                          21,300              492
  Mercury Interactive*                              11,500              397
  Microchip Technology                              15,100              398
  National Semiconductor*                           20,000              267
  Novell*                                           95,100              561
  Novellus Systems*                                 18,900              462
  NVIDIA*                                           58,600              730
  Parametric Technology*                           147,600              719
  PMC-Sierra*                                       60,700              567
  Polycom*                                          30,700              599
  QLogic*                                           20,500              535
  Siebel Systems*                                   59,100              450
  Sierra Wireless*#                                 18,900              334
  Sonus Networks*#                                 112,100              581
  Veritas Software*                                 17,400              291
  Xerox*                                            44,400              596
                                                                   --------
                                                                     15,751
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  Corvis*#                                         373,800              396
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.9%
  Airtran Holdings*                                 39,800              484
  Jetblue Airways*#                                 29,600              706
                                                                   --------
                                                                      1,190
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
  Calpine*#                                         91,100              312
--------------------------------------------------------------------------------
Total Common Stocks (Cost $61,005)                                   61,150
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.6%
  Armada Money Market Fund, Class I+             2,263,373            2,263
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $2,263)                      2,263
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 101.2% (Cost $63,268)**                              63,413
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      PAR            VALUE
                                                     (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 22.8% FLOATING RATE NOTE -- 3.2%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                 $2,000         $  2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.6%
  Bank of America
   1.610%, 09/01/04                                  9,769            9,769
  Bear Stearns & Co.
   1.683%, 09/01/04                                  2,500            2,500
                                                                   --------
                                                                     12,269
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $14,269)                               14,269
--------------------------------------------------------------------------------
Total Investments -- 124.0% (Cost $77,537)                           77,682
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (24.0)%                               (15,035)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 62,647
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $63,268.
     GROSS UNREALIZED APPRECIATION (000)           $ 4,365
     GROSS UNREALIZED DEPRECIATION (000)            (4,220)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $   145
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $13,332.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.9%
BASIC MATERIALS -- 5.0%
  Air Products & Chemicals                           8,900         $    466
  Freeport-McMoran Copper & Gold, Cl B#             14,290              538
  MeadWestvaco                                      22,760              686
  Peabody Energy#                                   11,520              614
  Sappi, ADR                                        43,710              616
                                                                   --------
                                                                      2,920
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.1%
  RR Donnelley & Sons                               21,016              646
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.5%
  Claire's Stores                                   31,100              757
  Dollar Tree Stores*                               17,600              414
  Federated Department Stores#                      13,920              604
  Lear                                               7,028              379
  Liz Claiborne                                     16,735              637
  Office Depot*                                     63,150            1,011
                                                                   --------
                                                                      3,802
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.8%
  Constellation Brands, Cl A*#                      14,610              537
  Cott*#                                            20,600              559
  Kroger*                                           64,270            1,062
  Smithfield Foods*                                 24,650              634
                                                                   --------
                                                                      2,792
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.2%
  Aramark                                           40,060            1,014
  Knight Ridder                                      7,660              494
  Penn National Gaming*                             16,100              625
  Regis                                              5,099              209
  Take-Two Interactive Software*#                   19,730              646
  United Online*#                                   65,690              629
                                                                   --------
                                                                      3,617
--------------------------------------------------------------------------------
ENERGY -- 6.9%
  Anadarko Petroleum                                16,690              988
  Marathon Oil                                      41,410            1,502
  Pioneer Natural Resources                         22,890              766
  Transocean#                                       26,790              823
                                                                   --------
                                                                      4,079
--------------------------------------------------------------------------------
FINANCIALS -- 24.9%
  Aetna                                              4,740              439
  AmerUs Group#                                     18,105              722
  Axis Capital Holdings                             34,630              827
  Bear Stearns#                                      5,370              472
  Comerica                                          13,250              797
  Endurance Specialty Holdings                      27,210              886
  Everest Re Group                                  20,951            1,470
  Keycorp                                           23,200              727
  Marshall & Ilsley                                 20,340              815
  Mercantile Bankshares                             14,670              698
  Montpelier Re Holdings                            20,000              690


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  Nationwide Financial Services, Cl A               25,805         $    898
  Platinum Underwriters Holdings                    18,010              511
  PMI Group                                         14,356              596
  Radian Group                                       8,249              366
  Reinsurance Group of America                      17,801              709
  Renaissance Re Holdings                           16,660              802
  Sky Financial Group                               22,205              545
  Sovereign Bancorp                                 40,500              885
  Webster Financial                                 14,700              723
                                                                   --------
                                                                     14,578
--------------------------------------------------------------------------------
HEALTHCARE -- 7.2%
  AmerisourceBergen                                 15,700              849
  Anthem*#                                           5,290              430
  Pacificare Health Systems*                        26,500              864
  Par Pharmaceutical                                13,900              571
  Shire Pharmaceuticals, ADR*#                      35,000              907
  Triad Hospitals*                                  19,293              613
                                                                   --------
                                                                      4,234
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.1%
  Harsco                                             8,550              384
  Kennametal                                        17,400              711
  Oshkosh Truck, Cl B                               12,100              617
  Parker Hannifin                                   13,070              711
                                                                   --------
                                                                      2,423
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-- 5.5%
  Archstone-Smith Trust                             18,830              588
  Developers Diversified Realty                     26,650            1,005
  Equity Residential#                               31,570            1,023
  Prologis                                          16,610              600
                                                                   --------
                                                                      3,216
--------------------------------------------------------------------------------
TECHNOLOGY -- 4.8%
  3Com*                                             82,800              374
  Ingram Micro, Cl A*                               59,200              877
  SanDisk*                                          39,110              913
  Veritas Software*                                 38,480              643
                                                                   --------
                                                                      2,807
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  IDT, Cl B*                                        22,570              339
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.2%
  Burlington Northern Santa Fe                      12,370              443
  Norfolk Southern                                  29,910              849
  Union Pacific                                     20,670            1,181
                                                                   --------
                                                                      2,473
--------------------------------------------------------------------------------
UTILITIES -- 14.1%
  Consolidated Edison                               20,620              870
  Constellation Energy Group                        33,048            1,358
  NRG Energy                                        43,420            1,188
  PG&E*                                             40,520            1,183
  Puget Energy                                      41,545              952

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
UTILITIES -- CONTINUED
  TXU#                                              37,140         $  1,546
  Xcel Energy#                                      65,580            1,157
                                                                   --------
                                                                      8,254
--------------------------------------------------------------------------------
Total Common Stocks (Cost $53,216)                                   56,180
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 2.1%
CANADA -- 2.1%
  Canadian Natural Resources#                       38,920            1,264
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $1,094)                             1,264
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.2%
  Armada Money Market Fund, Class I+             1,285,419            1,285
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,285)                      1,285
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 100.2% (Cost $55,595)**                              58,729
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 17.9% FLOATING RATE NOTE -- 3.4%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                 $2,000            2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.5%
  Bank of America
   1.620%, 09/01/04                                  8,473            8,473
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $10,473)                               10,473
--------------------------------------------------------------------------------
Total Investments -- 118.1% (Cost $66,068)                           69,202
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (18.1)%                               (10,630)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $58,572
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $55,595.
     GROSS UNREALIZED APPRECIATION (000)           $ 4,572
     GROSS UNREALIZED DEPRECIATION (000)            (1,438)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $ 3,134
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $10,119.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$28,000 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL                    UNREALIZED
                                       COST                     APPRECIATION
                      NUMBER OF       AMOUNT     EXPIRATION    (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
S&P MidCap 400
   Index                  2           $599        09/17/04          $(22)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.9%
BASIC MATERIALS -- 3.4%
  3M                                                29,354         $  2,418
  Air Products & Chemicals                           8,513              446
  Alcoa                                             32,600            1,056
  Allegheny Technologies                             3,021               57
  Ashland                                            2,604              134
  Avery Dennison                                     4,138              257
  Ball                                               4,222              158
  Bemis                                              3,980              105
  Boise Cascade                                      3,267              102
  Dow Chemical                                      34,907            1,494
  E.I. DuPont de Nemours                            37,378            1,580
  Eastman Chemical                                   2,898              135
  Engelhard                                          4,700              133
  Freeport-McMoran Copper & Gold, Cl B#              6,445              242
  Georgia-Pacific Group                              9,503              323
  Goodyear Tire & Rubber*#                           6,568               72
  Great Lakes Chemical                               1,895               49
  Hercules*                                          4,155               57
  International Paper                               18,456              739
  Louisiana-Pacific#                                 3,967               98
  MeadWestvaco                                       7,533              227
  Monsanto                                           9,947              364
  Newmont Mining                                    16,696              741
  Nucor#                                             2,933              230
  Pactiv*                                            5,890              139
  Phelps Dodge                                       3,474              283
  PPG Industries                                     6,414              383
  Praxair                                           12,181              494
  Rohm & Haas                                        8,341              338
  Sealed Air*#                                       3,183              156
  Sherwin-Williams                                   5,461              226
  Sigma-Aldrich                                      2,597              149
  Temple-Inland                                      2,049              140
  United States Steel#                               4,240              156
  Weyerhaeuser                                       9,019              564
  Worthington Industries                             3,237               66
                                                                   --------
                                                                     14,311
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.6%
  Affiliated Computer Services, Cl A*#               5,096              277
  Automatic Data Processing                         22,098              879
  Cintas                                             6,407              263
  Computer Sciences*                                 7,026              326
  Convergys*                                         5,367               75
  Electronic Data Systems                           17,994              346
  Equifax                                            5,210              127
  First Data                                        32,645            1,379
  Fiserv*                                            7,290              253
  IMS Health                                         8,970              209
  Interpublic Group*                                15,540              164
  Monster Worldwide*                                 4,233               86
  Moody's#                                           5,574              382
  Omnicom Group                                      7,117              490
  Paychex                                           14,142              419
  Pulte Homes                                        4,698              277
  Robert Half                                        6,414              157


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  RR Donnelley & Sons                                8,025         $    247
  Sungard Data Systems*                             10,762              247
                                                                   --------
                                                                      6,603
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.3%
  Adolph Coors, Cl B                                 1,364               93
  Alberto-Culver, Cl B#                              3,373              163
  Autozone*                                          3,045              226
  Bed Bath & Beyond*                                11,177              418
  Best Buy                                          12,162              566
  Big Lots*#                                         4,380               53
  Black & Decker                                     2,939              203
  Brunswick                                          3,508              138
  Centex                                             4,635              212
  Circuit City Stores                                7,887              102
  Coach*                                             7,040              297
  Cooper Tire & Rubber                               2,766               63
  Costco Wholesale#                                 17,159              706
  CVS#                                              14,849              594
  Dana                                               5,573              105
  Delphi Automotive Systems                         20,988              192
  Dillard's, Cl A                                    3,121               59
  Dollar General                                    12,624              249
  Family Dollar Stores                               6,448              171
  Federated Department Stores                        6,772              294
  Fluor#                                             3,073              131
  Ford Motor#                                       68,602              968
  Fortune Brands#                                    5,464              400
  Gap                                               33,557              629
  General Motors                                    21,052              870
  Home Depot                                        83,100            3,038
  JC Penney                                         10,760              412
  Johnson Controls                                   7,063              398
  Jones Apparel Group                                4,732              169
  KB Home#                                           1,749              120
  Kohl's*                                           12,737              630
  Leggett & Platt                                    7,190              193
  Limited Brands                                    17,448              350
  Liz Claiborne                                      4,088              156
  Lowe's                                            29,456            1,464
  Maytag                                             2,943               60
  Navistar*#                                         2,581               92
  Nike, Cl B                                         9,856              742
  Nordstrom                                          5,148              191
  Office Depot*                                     11,633              186
  Paccar                                             6,556              395
  RadioShack                                         6,147              166
  Reebok                                             2,206               75
  Sears Roebuck#                                     7,841              300
  Staples                                           18,705              536
  Target                                            34,143            1,522
  Tiffany                                            5,493              170
  TJX                                               18,852              399
  Toys 'R' Us*                                       7,997              130
  VF                                                 4,048              200
  Visteon#                                           4,897               46
  Vulcan Materials                                   3,810              182
  Wal-Mart Stores                                  160,461            8,451

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
  Walgreen#                                         38,392         $  1,399
  Whirlpool                                          2,609              160
                                                                   --------
                                                                     30,234
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 7.8%
  Albertson's#                                      13,745              338
  Altria Group                                      76,667            3,753
  Anheuser-Busch                                    30,127            1,591
  Archer-Daniels-Midland                            24,273              388
  Avon Products                                     17,636              779
  Brown-Forman, Cl B                                 4,546              216
  Campbell Soup                                     15,398              400
  Clorox                                             7,872              416
  Coca-Cola                                         91,082            4,072
  Coca-Cola Enterprises                             17,887              369
  Colgate-Palmolive                                 19,951            1,077
  ConAgra Foods                                     19,396              508
  Ecolab                                             9,635              288
  General Mills                                     14,041              663
  Gillette                                          37,721            1,603
  H.J. Heinz                                        13,189              500
  Hershey Foods#                                     9,748              471
  International Flavors & Fragrances                 3,508              135
  Kellogg                                           15,447              648
  Kimberly-Clark                                    18,788            1,253
  Kroger*                                           27,908              461
  McCormick & Company                                5,145              173
  Newell Rubbermaid#                                10,279              221
  Pepsi Bottling Group                               9,727              261
  PepsiCo                                           63,705            3,185
  Procter & Gamble                                  96,086            5,378
  Reynolds American#                                 5,611              424
  Safeway*#                                         16,568              335
  Sara Lee                                          29,637              656
  Supervalu                                          5,034              133
  Sysco                                             24,150              776
  UST                                                6,213              249
  Winn-Dixie Stores#                                 5,310               22
  Wm. Wrigley                                        8,423              523
                                                                   --------
                                                                     32,265
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.4%
  Apollo Group, Cl A*                                6,598              515
  AutoNation*#                                      10,304              169
  Carnival                                          23,599            1,080
  Clear Channel Communications                      23,059              773
  Comcast, Cl A*                                    83,648            2,356
  Darden Restaurants                                 6,174              130
  Deluxe#                                            1,893               81
  Dow Jones                                          3,055              125
  Eastman Kodak#                                    10,735              317
  eBay*                                             24,559            2,125
  Gannett                                           10,154              860
  Harley-Davidson                                   11,028              673
  Harrah's Entertainment                             4,169              201
  Hasbro                                             6,536              121


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  Hilton Hotels                                     14,212         $    254
  International Game Technology                     12,991              375
  Knight Ridder                                      2,993              193
  Marriott, Cl A                                     8,618              409
  Mattel                                            16,103              259
  May Department Stores                             10,810              265
  McDonald's                                        47,264            1,277
  McGraw-Hill                                        7,169              543
  Meredith                                           1,879               94
  New York Times, Cl A                               5,614              228
  Starbucks*                                        14,839              642
  Starwood Hotels & Resorts Worldwide                7,647              338
  Time Warner*                                     170,547            2,788
  Tribune                                           12,368              516
  Univision Communications, Cl A*                   12,081              399
  Viacom, Cl B                                      64,872            2,161
  Walt Disney                                       76,701            1,722
  Wendy's                                            4,268              147
  Yum! Brands#                                      10,497              417
                                                                   --------
                                                                     22,553
--------------------------------------------------------------------------------
ENERGY -- 6.3%
  Amerada Hess                                       3,367              271
  Anadarko Petroleum                                 9,427              558
  Apache                                            12,140              542
  Baker Hughes#                                     12,543              493
  BJ Services*                                       5,964              287
  Burlington Resources                              14,822              537
  ChevronTexaco                                     40,071            3,907
  ConocoPhillips                                    25,629            1,908
  Devon Energy                                       9,087              589
  El Paso#                                          24,012              196
  EOG Resources                                      4,311              249
  Exxon Mobil                                      244,745           11,283
  Halliburton                                       16,409              479
  Kerr-McGee                                         5,602              296
  Marathon Oil                                      13,281              482
  Nabors Industries*                                 5,491              242
  Noble*                                             5,030              202
  Occidental Petroleum                              14,540              751
  Rowan*                                             3,900               95
  Schlumberger                                      22,051            1,363
  Sunoco                                             2,893              178
  Transocean#                                       11,983              368
  Unocal#                                            9,700              362
  Valero Energy                                      4,760              314
  Williams                                          19,411              231
                                                                   --------
                                                                     26,183
--------------------------------------------------------------------------------
FINANCIALS -- 19.5%
  ACE                                               10,454              403
  Aetna                                              5,743              532
  Aflac                                             19,210              770
  Allstate                                          26,355            1,244
  AMBAC Financial Group#                             4,003              302
  American Express                                  47,775            2,390
  American International Group                      97,729            6,962
  AmSouth Bancorporation                            13,151              343

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
FINANCIALS -- CONTINUED
  AON                                               11,747         $    305
  Bank of America                                  152,530            6,861
  Bank of New York                                  28,987              864
  BB&T                                              21,008              840
  Bear Stearns                                       3,885              342
  Capital One Financial#                             8,978              608
  Cendant                                           38,565              834
  Charles Schwab                                    50,817              480
  Charter One Financial                              8,339              371
  Chubb                                              7,034              478
  Cincinnati Financial                               6,309              255
  Citigroup                                        193,480            9,012
  Comerica                                           6,569              395
  Countrywide Credit                                21,250              755
  E*trade*                                          13,712              162
  Fannie Mae                                        36,121            2,689
  Federated Investors, Cl B                          4,070              117
  Fifth Third Bancorp                               21,162            1,054
  First Horizon National                             4,701              214
  Franklin Resources                                 9,343              498
  Freddie Mac                                       25,790            1,731
  Golden West Financial                              5,691              616
  Goldman Sachs Group                               18,104            1,623
  H&R Block#                                         6,678              322
  Hartford Financial Services                       10,914              667
  Huntington Bancshares                              8,592              212
  Janus Capital Group#                               9,015              124
  Jefferson-Pilot                                    5,284              253
  JP Morgan Chase                                  133,251            5,274
  Keycorp#                                          15,044              472
  Lehman Brothers Holdings                          10,386              767
  Lincoln National                                   6,667              302
  Loews                                              6,947              395
  M&T Bank                                           4,467              424
  Marsh & McLennan                                  19,412              868
  Marshall & Ilsley                                  8,482              340
  MBIA                                               5,399              309
  MBNA                                              47,860            1,155
  Mellon Financial                                  16,116              465
  Merrill Lynch                                     35,930            1,835
  Metlife                                           28,475            1,061
  MGIC Investment                                    3,688              252
  Morgan Stanley Dean Witter                        41,091            2,085
  National City                                     25,349              958
  North Fork Bancorporation#                         6,467              271
  Northern Trust                                     8,254              355
  PNC Financial Services Group                      10,386              557
  Principal Financial Group                         12,016              417
  Progressive                                        8,127              653
  Providian Financial*                              10,872              157
  Prudential Financial                              19,556              903
  Regions Financial                                 17,337              560
  Safeco                                             5,190              250
  SLM                                               16,389              639
  SouthTrust                                        12,374              512
  Sovereign Bancorp                                 11,460              251


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  St. Paul Travelers                                24,854         $    862
  State Street                                      12,563              567
  SunTrust Banks#                                   10,570              720
  Synovus Financial                                 11,304              287
  T Rowe Price Group                                 4,715              234
  Torchmark                                          4,239              218
  UnumProvident                                     11,090              179
  US Bancorp                                        70,876            2,091
  Wachovia                                          49,254            2,311
  Washington Mutual                                 32,425            1,259
  Wells Fargo                                       63,044            3,704
  XL Capital, Cl A                                   5,142              361
  Zions Bancorporation                               3,366              210
                                                                   --------
                                                                     81,118
--------------------------------------------------------------------------------
HEALTHCARE -- 12.3%
  Abbott Laboratories                               58,113            2,423
  Allergan                                           4,915              367
  AmerisourceBergen                                  4,204              227
  Amgen*                                            47,618            2,823
  Anthem*#                                           5,180              421
  Applied Biosystems Group - Applera                 7,729              147
  Bausch & Lomb                                      1,964              130
  Baxter International                              22,861              698
  Becton Dickinson                                   9,466              456
  Biogen Idec*                                      12,718              755
  Biomet                                             9,583              437
  Boston Scientific*                                31,207            1,115
  Bristol-Myers Squibb                              72,712            1,725
  C.R. Bard                                          3,886              218
  Cardinal Health                                   16,009              724
  Caremark*                                         17,326              497
  Chiron*                                            7,024              298
  Cigna                                              5,281              352
  Eli Lilly                                         42,362            2,688
  Express Scripts*                                   2,905              184
  Fisher Scientific*                                 4,269              243
  Forest Laboratories*                              13,777              632
  Genzyme*                                           8,396              453
  Gilead Sciences*                                   8,022              555
  Guidant                                           11,669              698
  HCA - The Healthcare Company                      18,078              702
  Health Management Associates, Cl A#                9,100              174
  Hospira*                                           5,857              162
  Humana*                                            6,072              115
  Johnson & Johnson                                111,173            6,459
  King Pharmaceuticals*                              9,033              113
  Manor Care                                         3,347              103
  McKesson HBOC                                     10,902              337
  Medco Health Solutions*                           10,125              316
  Medimmune*                                         9,272              221
  Medtronic                                         45,408            2,259
  Merck                                             83,321            3,747
  Mylan Laboratories#                               10,045              175
  Pfizer                                           285,628            9,332
  Quest Diagnostics                                  3,881              332
  Schering-Plough                                   55,110            1,017
  St. Jude Medical*                                  6,719              452

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
HEALTHCARE -- CONTINUED
  Stryker                                           14,946         $    677
  Tenet Healthcare*                                 17,410              181
  Thermo Electron*                                   6,204              163
  UnitedHealth Group                                24,845            1,643
  Watson Pharmaceuticals*                            4,044              111
  Wellpoint Health Networks*                         5,810              570
  Wyeth                                             49,888            1,824
  Zimmer Holdings*                                   9,059              646
                                                                   --------
                                                                     51,097
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.7%
  Allied Waste Industries*                          11,995              123
  American Power Conversion                          7,438              125
  Caterpillar                                       12,743              926
  Cummins#                                           1,603              108
  Deere                                              9,409              595
  Emerson Electric                                  15,799              984
  General Electric                                 394,857           12,947
  Genuine Parts                                      6,517              247
  Grainger                                           3,418              183
  Illinois Tool Works                               11,542            1,054
  Masco                                             16,274              523
  Molex#                                             7,132              206
  Pall                                               4,710              115
  Parker Hannifin                                    4,442              242
  Rockwell Automation                                7,005              273
  Snap-On Tools                                      2,183               69
  Stanley Works#                                     3,036              131
  Tyco International                                74,915            2,346
  United Technologies                               19,095            1,793
  Waste Management                                  21,609              601
                                                                   --------
                                                                     23,591
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Apartment Investment and Management, Cl A          3,505              124
  Equity Office Properties Trust                    14,975              428
  Equity Residential                                10,434              338
  Plum Creek Timber                                  6,861              227
  Prologis                                           6,783              245
  Simon Property Group#                              7,807              437
                                                                   --------
                                                                      1,799
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.5%
  ADC Telecommunications*                           30,215               65
  Adobe Systems                                      8,927              410
  Advanced Micro Devices*#                          13,058              149
  Agilent Technologies*                             17,812              365
  Altera*                                           14,188              268
  American Standard*                                 8,118              305
  Analog Devices                                    14,001              486
  Andrew*                                            5,949               66
  Apple Computer*                                   14,451              498
  Applied Materials*                                62,986            1,001
  Applied Micro Circuits*                           11,640               39
  Autodesk                                           4,225              188
  Avaya*                                            17,184              208


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  BMC Software*                                      8,433         $    126
  Boeing                                            31,557            1,648
  Broadcom, Cl A*                                   11,808              320
  CIENA*                                            24,071               44
  Cisco Systems*                                   252,886            4,744
  Citrix Systems*                                    6,148               98
  Computer Associates                               21,800              528
  Compuware*                                        14,399               65
  Comverse Technology*                               7,223              126
  Cooper Industries, Cl A                            3,448              190
  Corning*                                          52,128              528
  Crane                                              2,226               60
  Danaher#                                          11,530              593
  Dell*                                             94,308            3,286
  Dover#                                             7,611              287
  Eaton                                              5,694              344
  Electronic Arts*                                  11,197              557
  EMC*                                              92,358              995
  Gateway*                                          14,027               62
  General Dynamics                                   7,424              725
  Goodrich                                           4,405              140
  Hewlett-Packard                                  114,277            2,044
  Honeywell International                           32,170            1,157
  Ingersoll-Rand, Cl A                               6,569              427
  Intel                                            241,924            5,151
  International Business Machines                   63,048            5,340
  Intuit*                                            7,435              314
  ITT Industries                                     3,456              273
  Jabil Circuit*                                     7,492              155
  JDS Uniphase*#                                    53,791              167
  Kla-Tencor*                                        7,353              275
  Lexmark, Cl A*                                     4,813              426
  Linear Technology                                 11,697              418
  Lockheed Martin                                   16,889              908
  LSI Logic*                                        14,199               69
  Lucent Technologies*#                            159,573              499
  Maxim Integrated Products                         11,886              516
  Mercury Interactive*                               3,373              116
  Micron Technology*                                22,826              263
  Microsoft                                        404,349           11,039
  Millipore*                                         1,828               92
  Motorola                                          87,679            1,416
  National Semiconductor*                           13,338              178
  NCR                                                3,544              157
  Network Appliance*                                12,927              259
  Northrop Grumman                                  13,470              696
  Novell*#                                          14,102               83
  Novellus Systems*                                  5,744              140
  NVIDIA*#                                           6,075               76
  Oracle*                                          194,051            1,935
  Parametric Technology*                             9,983               49
  Peoplesoft*                                       13,633              237
  PerkinElmer                                        4,752               83
  Pitney Bowes                                       8,750              381
  PMC-Sierra*                                        6,472               60
  Power-One*                                         3,119               23
  QLogic*                                            3,550               93
  Qualcomm                                          60,896            2,317

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Raytheon                                          16,810         $    584
  Sabre Holdings, Cl A                               5,248              121
  Sanmina*                                          19,434              135
  Scientific-Atlanta                                 5,713              156
  Seagate (A)                                        5,934               --(C)
  Siebel Systems*                                   18,575              141
  Solectron*                                        35,693              184
  Sun Microsystems*                                123,124              473
  Symantec*                                         11,659              559
  Symbol Technologies                                8,661              112
  Tektronix                                          3,175               91
  Tellabs*#                                         15,559              141
  Teradyne*#                                         7,167               92
  Texas Instruments                                 64,893            1,268
  Textron                                            5,160              328
  Unisys*                                           12,428              125
  Veritas Software*                                 16,017              268
  Waters*                                            4,548              197
  Xerox*                                            29,881              401
  Xilinx                                            12,914              354
  Yahoo!*                                           50,442            1,438
                                                                   --------
                                                                     64,514
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.5%
  Alltel                                            11,690              639
  AT&T#                                             29,725              439
  AT&T Wireless Services*                          102,052            1,492
  BellSouth                                         68,607            1,836
  CenturyTel#                                        5,402              174
  Citizens Communications*                          10,655              135
  Nextel Communications, Cl A*                      41,965              973
  Qwest Communications*                             66,159              191
  Rockwell Collins                                   6,687              230
  SBC Communications                               123,902            3,195
  Sprint (FON Group)                                53,247            1,048
  Verizon Communications                           103,445            4,060
                                                                   --------
                                                                     14,412
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
  Burlington Northern Santa Fe                      13,935              499
  CSX                                                8,017              253
  Delta Air Lines*#                                  4,625               19
  FedEx                                             11,177              916
  Norfolk Southern                                  14,647              416
  Ryder System                                       2,430              106
  Southwest Airlines#                               29,570              438
  Union Pacific                                      9,696              554
  United Parcel Service, Cl B                       42,023            3,070
                                                                   --------
                                                                      6,271
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
  AES*                                              23,325              235
  Allegheny Energy*#                                 4,756               70
  Ameren                                             6,815              319
  American Electric Power#                          14,797              484


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
  Calpine*#                                         15,476         $     53
  Centerpoint Energy#                               11,465              125
  Cinergy                                            6,670              270
  CMS Energy*                                        6,036               58
  Consolidated Edison                                9,271              391
  Constellation Energy Group                         6,266              258
  Dominion Resources of Virginia                    12,152              789
  DTE Energy#                                        6,816              282
  Duke Energy#                                      34,996              775
  Dynegy, Cl A*#                                    14,113               62
  Edison                                            12,205              328
  Entergy                                            8,571              517
  Exelon                                            24,666              909
  FirstEnergy                                       12,355              497
  FPL Group                                          6,906              478
  KeySpan                                            5,958              227
  Kinder Morgan                                      4,616              279
  Nicor#                                             1,650               59
  NiSource                                           9,832              204
  Peoples Energy                                     1,395               58
  PG&E*                                             15,694              458
  Pinnacle West Capital                              3,419              144
  PPL                                                6,643              318
  Progress Energy                                        9              403
  Progress Energy CVO, (A)(B)                            3               --(C)
  Public Service Enterprise Group#                   8,847              375
  Sempra Energy#                                     8,512              308
  Southern                                          27,428              832
  TECO Energy#                                       7,036               93
  TXU                                               12,133              505
  Xcel Energy                                       14,940              264
                                                                   --------
                                                                     11,427
--------------------------------------------------------------------------------
Total Common Stocks (Cost $377,029)                                 386,378
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.7%
  S&P Depository Receipt, Trust Series 1#           25,000            2,778
--------------------------------------------------------------------------------
Total Registered Investment Company (Cost $2,706)                     2,778
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
FEDERAL HOME LOAN BANK -- 1.7%
  Federal Home Loan Bank DN ++
   1.440%, 09/02/04                                 $7,000            7,000
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $7,000)                7,000
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.1%
  Armada Money Market Fund, Class I+            17,218,933           17,219
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $17,219)                    17,219
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.4% (Cost $403,954)**                             413,375
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 6.1%
FLOATING RATE NOTE -- 1.2%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                 $5,000            5,000
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                      PAR            VALUE
                                                     (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES -- CONTINUED
MASTER NOTE -- 0.6%
  Bear Stearns & Co.
   1.713%, 09/01/04                                $ 2,500         $  2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.3%
  Bank of America
   1.610%, 09/01/04                                 12,775           12,775
  Lehman Brothers
   1.633%, 09/01/04                                  5,000            5,000
                                                                   --------
                                                                     17,775
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $25,275)                               25,275
--------------------------------------------------------------------------------
Total Investments -- 105.5% (Cost $429,229)                         438,650
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (5.5)%                                (22,831)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $415,819
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $403,954.
     GROSS UNREALIZED APPRECIATION (000)          $ 61,420
     GROSS UNREALIZED DEPRECIATION (000)           (51,999)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $  9,421
                                                  ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $24,204.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) ILLIQUID SECURITY
(C) VALUE IS LESS THAN $500
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
DN -- DISCOUNT NOTE
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

$1,520,000 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL                    UNREALIZED
                                       COST                     APPRECIATION
                      NUMBER OF       AMOUNT     EXPIRATION    (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
S&P 500 Index            93          $25,772      09/17/04         $(103)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP CORE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.3%
BASIC MATERIALS -- 11.1%
  Century Aluminum*#                                47,100         $  1,167
  Schnitzer Steel Industries, Cl A#                 36,000            1,011
  Scotts*#                                          19,600            1,212
  Spartech                                          41,600            1,008
  Universal Forest Products                         40,000            1,196
  Valspar                                           27,000            1,277
                                                                   --------
                                                                      6,871
---------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.4%
  Daktronics*                                       65,000            1,517
  Pharmaceutical Product Development*               54,800            1,861
                                                                   --------
                                                                      3,378
---------------------------------------------------------------------------
CONSUMER CYCLICALS -- 12.6%
  Griffon*                                          86,600            1,734
  Hot Topic*#                                       59,300              896
  Hovanian Enterprises                              27,000              929
  Polo Ralph Lauren                                 28,500            1,041
  Quiksilver*                                       27,100              590
  Timberland, Cl A*                                 21,600            1,206
  Toro                                              22,500            1,466
                                                                   --------
                                                                      7,862
---------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.8%
  Elizabeth Arden*#                                 70,100            1,443
  Helen of Troy Ltd.*                               56,400            1,523
                                                                   --------
                                                                      2,966
---------------------------------------------------------------------------
CONSUMER SERVICES -- 3.7%
  Penn National Gaming*                             20,300              789
  Shuffle Master*#                                  27,900              924
  Take-Two Interactive Software*                    18,200              596
                                                                   --------
                                                                      2,309
---------------------------------------------------------------------------
ENERGY -- 7.1%
  Encore Acquisition*                               51,100            1,426
  Precision Drilling*                               37,400            1,847
  World Fuel Services                               31,600            1,112
                                                                   --------
                                                                      4,385
---------------------------------------------------------------------------
FINANCIALS -- 20.4%
  Affiliated Managers Group*#                       27,900            1,369
  AmerUs Group#                                     41,200            1,642
  Astoria Financial                                 40,700            1,479
  Eaton Vance                                       37,300            1,498
  First Midwest Bancorp                             39,600            1,363
  IndyMac Bancorp*                                  26,100              900
  Reinsurance Group of America                      45,600            1,817
  Trustmark                                         39,700            1,190
  Universal American Financial*                    126,635            1,445
                                                                   --------
                                                                     12,703
---------------------------------------------------------------------------
HEALTHCARE -- 7.8%
  AmSurg*                                           24,900              556
  Cooper#                                            7,800              452


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
  Kensey Nash*#                                     26,500         $    758
  LifePoint Hospitals*#                             17,700              511
  Mentor#                                           13,300              468
  Neurocrine Biosciences*                           17,100              851
  Renal Care Group*                                 23,700              751
  Zoll Medical*                                     15,500              517
                                                                   --------
                                                                      4,864
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.5%
  Flowserve*                                        61,400            1,409
  Rofin-Sinar Technologies*                         48,300            1,357
                                                                   --------
                                                                      2,766
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.0%
  Analogic                                           7,800              322
  Ansys*#                                           38,900            1,754
  Anteon International*                             28,800              946
  Cerner*#                                          42,600            1,866
  Diodes                                            44,300              851
  DRS Technologies*                                 32,900            1,197
  Esterline Technologies*                           21,300              676
  ScanSoft*#                                       148,800              635
  Sonic Solutions*                                  20,200              304
  Trimble Navigation Ltd.*#                         73,500            2,024
                                                                   --------
                                                                     10,575
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
  Overseas Shipholding Group                        23,000              989
--------------------------------------------------------------------------------
UTILITIES -- 2.3%
  Energen                                           29,900            1,418
--------------------------------------------------------------------------------
Total Common Stocks (Cost $61,780)                                   61,086
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.7%
  Armada Money Market Fund, Class I+             1,686,568            1,687
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,687)                      1,687
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 101.0% (Cost $63,467)**                              62,773
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.2% FLOATING RATE NOTE -- 1.6%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                $ 1,000            1,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.6%
  Bank of America
   1.610%, 09/01/04                                 13,014           13,014
  Bear Stearns & Co.
   1.683%, 09/01/04                                  1,000            1,000
                                                                   --------
                                                                     14,014
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral For Loaned
  Securities (Cost $15,014)                                          15,014
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP CORE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
Total Investments -- 125.2% (Cost $78,481)                          $77,787
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (25.2)%                               (15,634)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $62,153
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $63,467.
     GROSS UNREALIZED APPRECIATION (000)           $ 1,635
     GROSS UNREALIZED DEPRECIATION (000)            (2,329)
                                                   -------
     NET UNREALIZED DEPRECIATION (000)             $  (694)
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $14,420.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

$14,000 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL                    UNREALIZED
                                       COST                     APPRECIATION
                      NUMBER OF       AMOUNT     EXPIRATION    (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
Russell 2000 Index        1           $275        09/17/04          $(1)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.8%
BASIC MATERIALS -- 4.2%
  Century Aluminum*#                                33,200         $    823
  Coeur D'alene Mines*#                            209,300              753
  Meridian Resource                                 98,700              749
  Metals USA*                                       52,745              850
  NS Group                                          43,100              647
                                                                   --------
                                                                      3,822
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 11.8%
  Akamai Technologies*                              53,500              720
  Allscripts Healthcare Solutions#                 127,900              831
  Altiris*#                                         40,300              956
  Corillian*                                        19,592               88
  Equinix*                                          24,600              782
  Gentiva Health Services                           46,800              724
  Gevity HR                                         47,400              846
  Hiedrick & Struggles International*#              31,700              845
  Kforce*                                           99,800              656
  Korn/Ferry International*#                        48,600              864
  Labor Ready*#                                     80,900            1,002
  Opsware#                                         156,000              983
  Supportsoft*                                      80,100              810
  Viisage Technology#                              121,100              786
                                                                   --------
                                                                     10,893
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.1%
  American Eagle Outfitters#                        21,400              713
  AnnTaylor Stores*                                 26,500              640
  Charlotte Russe Holding*                          41,197              589
  Children's Place Retail Stores*                   40,000              784
  Deckers Outdoor*#                                 25,502              749
  GameStop*                                         45,500              762
  Gander Mountain*#                                 35,379              713
  Warnaco Group                                     33,700              679
                                                                   --------
                                                                      5,629
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.7%
  Darling International                            165,100              693
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.1%
  Ask Jeeves*#                                      32,900              853
  CKE Restaurants#                                  69,500              832
  Cnet Networks*                                    82,200              668
  Infospace*                                        19,792              752
  La Quinta                                         85,400              670
  Landry's Restaurants                              27,100              717
  Lexar Media*#                                    124,500              715
  Lions Gate Entertainment#                        121,000              803
  Nautilus Group#                                   45,100              879
  PF Chang's China Bistro*#                         17,800              746
  United Online*                                    72,100              691
                                                                   --------
                                                                      8,326
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
ENERGY -- 6.5%
  Comstock Resources*                               35,900         $    662
  Global Industries*                               141,100              755
  Grey Wolf*#                                      175,900              748
  LoneStar Technologies*                            22,900              703
  Maverick Tube*#                                   28,200              835
  Rowan*                                            31,700              771
  Tesco*                                            79,260              719
  Todco, Cl A*                                      50,900              785
                                                                   --------
                                                                      5,978
--------------------------------------------------------------------------------
ENERGY -- 0.8%
  National-Oilwell*#                                24,000              718
--------------------------------------------------------------------------------
FINANCIALS -- 4.7%
  Affiliated Managers Group*#                       20,000              981
  East-West Bancorp#                                20,600              746
  Harris & Harris Group#                            59,500              533
  Knight Trading Group*                             65,800              596
  Raymond James Financial                           33,050              801
  Southcoast Financial*                             29,410              679
                                                                   --------
                                                                      4,336
---------------------------------------------------------------------------
HEALTHCARE -- 14.9%
  Alexion Pharmaceuticals                           29,700              486
  Alkermes*#                                        66,000              702
  Amerigroup*                                       18,800              965
  Amylin Pharmaceuticals*#                          28,700              568
  Axonyx*#                                         134,300              571
  Corgentech#                                       35,800              483
  Covance*                                          24,400              914
  CV Therapeutics*#                                 37,000              475
  Integra LifeSciences Holdings*                    27,600              824
  Intuitive Surgical                                31,300              759
  Keryx Biopharmaceuticals*                         56,500              629
  Ligand Pharmaceuticals*#                          82,426              810
  Mentor#                                           28,400              999
  Neurocrine Biosciences*                            9,900              493
  Novavax#                                         134,000              449
  NPS Pharmacuticals*#                              25,200              529
  Respironics*                                      16,800              894
  Salix Pharmaceuticals#                            39,300              919
  Telik                                             27,000              511
  Triad Hospitals*                                  23,400              744
                                                                   --------
                                                                     13,724
---------------------------------------------------------------------------
INDUSTRIALS -- 0.8%
  Capstone Turbine*                                413,000              714
---------------------------------------------------------------------------
TECHNOLOGY -- 31.8%
  Agere Systems, Cl A                              795,800              963
  Agile Software                                   113,000              861
  Arris Group*                                     185,900              848
  Artesyn Technologies*                            101,300              862
  Benchmark Electronics*#                           22,800              656

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Brooks Automation*                                46,700         $    580
  California Micro Devices*                        123,100              660
  Cree*#                                            30,100              753
  Cymer*                                            25,200              673
  Electro Scientific Industries*                    32,600              675
  Embarcadero Technologies                          90,400              716
  Emulex*                                           72,400              768
  F5 Networks                                       35,300              867
  Integrated Circuit Systems*                       35,000              769
  Integrated Silicon Solutions*                     91,600              723
  Interwoven*                                      110,600              839
  MatrixOne*                                       168,100              787
  Mattson Technology                                60,000              448
  Micrel*                                           59,800              581
  Microtune                                        151,200              750
  Omnivision Technologies*#                         79,000              824
  ON Semiconductor*                                171,300              510
  Paradyne Networks*                               186,000              804
  Parametric Technology*                           186,100              906
  PMC-Sierra*                                       64,700              604
  Powerwave Technologies*                          119,500              723
  QLogic*                                           34,300              896
  RSA Security*#                                    43,400              646
  SanDisk*                                          29,400              687
  Sierra Wireless*#                                 35,200              623
  Sigmatel                                          44,600              749
  Silicon Image*                                    73,000              803
  SimpleTech                                       156,000              591
  Skyworks Solutions*#                              99,800              831
  Sonic Solutions*#                                 49,500              743
  Sonus Networks*                                  129,600              671
  Tibco Software*                                  113,100              715
  Trident Microsystems*#                            55,000              747
  Vitesse Semiconductor*                           203,700              513
  Watchguard Technologies*                         190,400              903
                                                                   --------
                                                                     29,268
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.4%
  EGL                                               30,900              749
  OMI*                                              64,900              825
  SCS Transportation*                               31,300              581
  Top Tankers                                       79,350              930
                                                                   --------
                                                                      3,085
--------------------------------------------------------------------------------
Total Common Stocks (Cost $89,136)                                   87,186
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 4.2%
BERMUDA -- 0.9%
  Central European Media Enterprises, Cl A          31,500              856
--------------------------------------------------------------------------------
CANADA -- 0.5%
  Neurochem*#                                       35,000              504
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 1.3%
  O2Micro International*                            59,200              569
  Sina                                              30,300              631
                                                                   --------
                                                                      1,200
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/      VALUE
                                                  PAR (000)          (000)
--------------------------------------------------------------------------------
IRELAND -- 0.9%
  Radware Ltd.*                                     43,500         $    816
--------------------------------------------------------------------------------
ISRAEL -- 0.6%
  Alvarion Ltd.#                                    46,500              522
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $3,914)                             3,898
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.4%
  Armada Money Market Fund, Class I+               330,397              330
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $330)                          330
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.4% (Cost $93,380)**                               91,414
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 33.3% FLOATING RATE NOTES -- 8.2%
  Lehman Brothers
   1.653%, 05/16/05                                $ 5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  2,500            2,500
                                                                   --------
                                                                      7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 25.1%
  Bank of America
   1.610%, 09/01/04                                 13,096           13,096
  Bear Stearns & Co.
   1.683%, 09/01/04                                 10,000           10,000
                                                                   --------
                                                                     23,096
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral For
  Loaned Securities (Cost $30,596)                                   30,596
--------------------------------------------------------------------------------
Total Investments -- 132.7% (Cost $123,976)                         122,010
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (32.7)%                               (30,072)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 91,938
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $93,380.
     GROSS UNREALIZED APPRECIATION (000)           $ 6,276
     GROSS UNREALIZED DEPRECIATION (000)            (8,242)
                                                   -------
     NET UNREALIZED DEPRECIATION (000)             $(1,966)
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $28,785.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
BASIC MATERIALS -- 4.1%
  Anchor Glass                                     276,114         $  2,303
  GrafTech International*                          881,600            9,398
  Minerals Technologies                            151,702            8,521
  Pope & Talbot                                    311,150            5,735
  RPM                                              327,540            5,178
  Spartech                                         470,305           11,395
                                                                   --------
                                                                     42,530
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.5%
  Advisory Board*                                  195,200            6,258
  Corinthian Colleges*                             690,000            7,845
  Digitalnet Holdings*                             103,792            2,256
  Pegasus Solutions*#                              664,140            8,322
  Perot Systems, Cl A*                             771,530           10,269
  Spherion*#                                     1,372,564           10,047
  Watson Wyatt*                                    470,310           11,852
                                                                   --------
                                                                     56,849
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 5.7%
  Bombay*                                          245,105            1,348
  Charlotte Russe Holding*                         473,300            6,763
  Children's Place Retail Stores*                  377,400            7,401
  Christopher & Banks*                             315,700            5,560
  Hollywood Entertainment*                         859,548            8,673
  Men's Warehouse*                                 274,787            7,694
  Movie Gallery#                                   486,415            8,751
  Noble International                               62,501            1,274
  Russell                                          291,410            5,205
  Skechers USA, Cl A*#                             417,548            5,553
                                                                   --------
                                                                     58,222
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.8%
  Cott*#                                           686,450           18,610
  Darling International                          2,774,366           11,652
  Jarden*#                                         274,608            8,318
                                                                   --------
                                                                     38,580
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.9%
  Buffalo Wild Wings                               249,700            6,929
  M T R Gaming Group*                              753,575            7,068
  O'Charleys*#                                     585,083            9,502
  Regis                                            158,807            6,500
  Take-Two Interactive Software*# 361,730           11,847
  United Online*                                   849,500            8,138
                                                                   --------
                                                                     49,984
--------------------------------------------------------------------------------
ENERGY -- 9.4%
  Cimarex Energy*                                  161,943            4,847
  Core Laboratories N.V.*                          318,600            6,968
  Energy Partners*#                                331,000            5,061
  FMC Technologies*                                193,167            5,934
  Hanover Compressor*#                             951,137           10,966
  Key Energy Group*                              1,169,238           11,798
  Oil States International*                        573,611            9,235
  Spinnaker Exploration*                           277,497            9,474


--------------------------------------------------------------------------------
                                                   NUMBER            VALUE
                                                 OF SHARES           (000)
--------------------------------------------------------------------------------
  Tesco*#                                        1,350,069         $ 12,245
  Todco, Cl A*                                     611,210            9,431
  Willbros Group*#                                 780,171           10,922
                                                                   --------
                                                                     96,881
--------------------------------------------------------------------------------
FINANCIALS -- 22.8%
  Allmerica Financial                              118,203            3,428
  AmerUs Group#                                    299,657           11,944
  Aspen Insurance Holdings                         301,750            7,121
  Commercial Federal Savings & Loan                381,979           10,417
  Delphi Financial Group, Cl A#                    133,891            5,265
  Endurance Specialty Holdings                     370,030           12,041
  Fulton Financial                                 449,034            9,488
  GATX                                             382,430           10,314
  Highwoods Properties#                            339,783            8,359
  MAF Bancorp                                      263,307           11,014
  Montpelier Re Holdings                           232,370            8,014
  Newalliance Bancshares*#                         981,176           13,442
  Odyssey Re Holdings#                             578,700           12,697
  Platinum Underwriters Holdings                   408,650           11,597
  Raymond James Financial#                         302,427            7,325
  Reinsurance Group of America                     330,046           13,152
  Rli                                              257,976            9,543
  Scottish Annuity & Life Holdings                 130,763            2,777
  Sky Financial Group                              513,702           12,617
  South Financial Group                            375,321           10,674
  Sterling Bancshares                              785,900           10,562
  Trustmark                                        283,127            8,488
  United National Group, Cl A*                     377,937            5,858
  Webster Financial                                217,310           10,692
  Whitney Holding                                  186,587            7,687
                                                                   --------
                                                                    234,516
--------------------------------------------------------------------------------
HEALTHCARE -- 6.9%
  Amerigroup*                                      247,917           12,728
  Cambrex#                                         327,700            7,068
  Invacare#                                        125,200            5,543
  LabOne*#                                         318,179            9,300
  Polymedical Industries#                          434,743           13,220
  Province Healthcare*                             237,554            4,642
  Stewart Enterprises, Cl A*                     1,435,174            9,774
  Wellcare Health Plans                            478,500            8,733
                                                                   --------
                                                                     71,008
--------------------------------------------------------------------------------
INDUSTRIALS -- 14.0%
  ABM Industries                                   467,500            8,396
  Baldor Electric                                  443,760            9,851
  Barnes Group                                     354,420            9,208
  Bucyrus International                            110,660            2,925
  Capstone Turbine*#                             3,174,310            5,492
  Casella Waste Systems, Cl A*                   1,059,114           12,169
  Chicago Bridge & Iron                            345,090           10,228
  Duratek                                          588,000            8,732
  Gardner Denver                                   264,296            7,329
  Harsco                                           272,270           12,220
  Hydrogenics*#                                  2,161,100            8,450
  Insituform Technologies, Cl A*                   190,653            3,392

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP VALUE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INDUSTRIALS -- CONTINUED
  Joy Global#                                      201,659         $  6,112
  Kennametal                                       267,500           10,938
  Oshkosh Truck, Cl B                              225,960           11,515
  Shaw Group*#                                   1,093,197           11,249
  Tecumseh Products, Cl A#                         148,581            6,114
                                                                   --------
                                                                    144,320
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-- 4.5%
  Affordable Residential Communities               400,470            6,207
  Biomed Realty Trust                              402,880            7,151
  Corporate Office Properties Trust                281,038            7,434
  First Potomac Realty Trust                       313,815            6,339
  Heritage Property Investment Trust               346,237           10,062
  Highland Hospitality*                            806,231            9,086
                                                                   --------
                                                                     46,279
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.5%
  Avnet*                                           495,332            7,866
  Brooks Automation*#                              766,560            9,528
  Infocus                                        1,032,800            8,841
  Ingram Micro, Cl A*                              675,000           10,003
  Insight Enterprises*                             509,101            8,146
  Integrated Silicon Solutions*                  1,165,000            9,192
  Inter-Tel                                        479,930            9,575
  Itron*#                                          458,200            8,555
  MSC Software*#                                 1,307,990            9,535
  Multi-Fineline Electronix#                       782,200            6,883
  Powerwave Technologies*#                       1,480,270            8,956
  Ptek Holdings                                    709,000            6,076
  Sybase                                           603,700            8,047
  Triquint Semiconductor                         1,666,500            6,333
  Ultratech Stepper*                               171,313            2,727
  Verity*                                          723,661            8,286
                                                                   --------
                                                                    128,549
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.5%
  Old Dominion                                     281,083            7,901
  Pacer*                                           590,288            9,150
  Top Tankers                                      771,260            9,039
                                                                   --------
                                                                     26,090
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
  Calpine*#                                      2,343,200            8,014
  Puget Energy                                     239,516            5,487
  UGI                                              241,385            8,246
  Vectren#                                         247,235            6,045
                                                                   --------
                                                                     27,792
--------------------------------------------------------------------------------
Total Common Stocks (Cost $989,451)                               1,021,600
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
  Armada Money Market Fund, Class I+             9,867,896            9,868
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $9,868)                      9,868
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 100.3% (Cost $999,319)**                          1,031,468
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 18.6% COMMERCIAL PAPER -- 1.4%
  Concord Minutemen
   1.582%, 09/13/04                               $  7,012         $  7,004
   1.572%, 09/17/04                                  7,019            7,010
                                                                   --------
                                                                     14,014
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.4%
  First Tennessee Bank
   1.580%, 06/07/05                                 10,000            9,998
  General Electric Capital Corp.
   1.642%, 09/24/04                                  5,000            5,007
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  5,000            5,000
                                                                   --------
                                                                     25,005
--------------------------------------------------------------------------------
MASTER NOTE -- 0.5%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.3%
  Bank of America
   1.610%, 09/01/04                                 11,050           11,050
  Bear Stearns & Co.
   1.658%, 09/01/04                                100,000          100,000
  Dresdner Securities
   1.610%, 09/01/04                                 26,000           26,000
  Lehman Brothers
   1.633%, 09/01/04                                 10,000           10,000
                                                                   --------
                                                                    147,050
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $191,069)                             191,069
--------------------------------------------------------------------------------
Total Investments -- 118.9% (Cost $1,190,388)                     1,222,537
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (18.9)%                              (194,093)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,028,444
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $999,319.
     GROSS UNREALIZED APPRECIATION (000)          $ 85,411
     GROSS UNREALIZED DEPRECIATION (000)           (53,262)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $ 32,149
                                                  ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $180,922.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA AGGRESSIVE ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 79.4%
  Armada Large Cap Growth Fund, Class I            278,461          $ 4,954
  Armada Large Cap Value Fund, Class I             305,619            5,122
--------------------------------------------------------------------------------
Total Affiliated Equity Funds (Cost $9,555)                          10,076
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 10.7%
  Armada Bond Fund, Class I                        132,694            1,355
--------------------------------------------------------------------------------
Total Affiliated Fixed Income Fund (Cost $1,342)                      1,355
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 10.1%
  Armada Money Market Fund, Class I              1,278,377            1,278
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,278)                      1,278
--------------------------------------------------------------------------------
Total Investments -- 100.2% (Cost $ 12,175)*                         12,709
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.2)%                                    (23)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $12,686
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $12,175.
     GROSS UNREALIZED APPRECIATION (000)              $534
     GROSS UNREALIZED DEPRECIATION (000)                --
                                                      ----
     NET UNREALIZED APPRECIATION (000)                $534
                                                      ====

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 46.3%
BASIC MATERIALS -- 2.3%
  3M                                                 8,830         $    727
  E.I. DuPont de Nemours                             8,990              380
  Freeport-McMoran Copper & Gold, Cl B#             16,611              625
  MeadWestvaco                                      21,091              636
  Praxair                                           12,202              495
  Weyerhaeuser                                      11,400              713
                                                                   --------
                                                                      3,576
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
  Affiliated Computer Services, Cl A*#              13,890              755
  Automatic Data Processing                         11,920              474
  First Data                                        15,410              651
                                                                   --------
                                                                      1,880
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.0%
  Lowe's                                            12,860              639
  NII Holdings*#                                    14,270              523
  Office Depot*                                     36,000              576
  Tiffany                                           21,180              656
  Wal-Mart Stores                                   12,980              684
                                                                   --------
                                                                      3,078
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.8%
  Albertson's#                                      12,410              305
  Anheuser-Busch                                    11,910              629
  Avon Products                                     12,420              549
  Dean Foods*                                       20,616              764
  Ecolab                                            18,690              559
  General Mills                                      9,330              441
  Gillette                                          17,500              744
  H.J. Heinz                                        14,200              538
  Kimberly-Clark                                     1,870              125
  Kraft Foods                                       18,505              579
  Kroger*                                           21,260              351
  PepsiCo                                           20,420            1,021
  Procter & Gamble                                  16,520              925
                                                                   --------
                                                                      7,530
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.8%
  Clear Channel Communications                      16,680              559
  Comcast, Cl A*                                    16,529              466
  eBay*                                             10,540              912
  Gannett                                            9,110              772
  International Game Technology                     19,190              554
  Starbucks*                                        14,810              640
  Time Warner*                                      65,600            1,072
  Walt Disney                                       11,890              267
  Wynn Resorts*#                                    20,080              775
                                                                   --------
                                                                      6,017
--------------------------------------------------------------------------------
ENERGY -- 3.1%
  Anadarko Petroleum                                 7,562              448
  ChevronTexaco                                      7,720              753
  ConocoPhillips                                     8,612              641
  Devon Energy                                       7,860              509
  Exxon Mobil                                       18,830              868


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  Halliburton                                       16,520         $    482
  Occidental Petroleum                               7,240              374
  Precision Drilling*                                1,800               89
  Transocean*#                                      13,690              420
  Williams                                          26,360              313
                                                                   --------
                                                                      4,897
--------------------------------------------------------------------------------
FINANCIALS -- 9.6%
  American International Group                      29,613            2,110
  Axis Capital Holdings                             17,930              428
  Bank of America                                   21,040              946
  Chubb                                             11,070              753
  Citigroup                                         52,180            2,430
  Comerica#                                          5,220              314
  Everest Re Group                                   4,480              314
  Genworth*                                          8,750              199
  Goldman Sachs Group                               11,320            1,015
  JP Morgan Chase                                   33,380            1,321
  Keycorp#                                          13,070              410
  MBNA                                              25,750              622
  Merrill Lynch                                     10,510              537
  Metlife                                           18,680              696
  Morgan Stanley Dean Witter                        10,300              522
  St. Paul Travelers                                 4,983              173
  US Bancorp                                        23,150              683
  Wachovia#                                         15,820              742
  Wells Fargo                                       13,785              810
                                                                   --------
                                                                     15,025
--------------------------------------------------------------------------------
HEALTHCARE -- 6.9%
  Abbott Laboratories                               13,300              554
  Alcon                                              5,863              439
  AmerisourceBergen                                  7,485              405
  Amgen*                                            18,090            1,073
  Biogen Idec*                                      12,470              740
  Biomet#                                            9,300              425
  Bristol-Myers Squibb                               9,730              231
  Eli Lilly                                          6,260              397
  Genentech*                                         7,500              366
  GlaxoSmithKline, ADR                              26,320            1,083
  Johnson & Johnson                                 27,720            1,610
  Medtronic                                         14,180              705
  Merck                                              6,290              283
  Pfizer                                            58,310            1,905
  Wyeth                                             19,068              697
                                                                   --------
                                                                     10,913
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.6%
  Deere                                              9,190              581
  General Electric                                  59,799            1,961
  Illinois Tool Works                                8,960              818
  United Technologies                                8,080              759
                                                                   --------
                                                                      4,119
--------------------------------------------------------------------------------
TECHNOLOGY -- 6.3%
  Adobe Systems                                      9,570              439
  Cisco Systems*                                    43,770              821
  Dell*                                             27,990              975

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Electronic Arts*                                  18,510         $    921
  Intel                                             37,260              793
  International Business Machines                   16,160            1,369
  Linear Technology                                 12,000              429
  Lockheed Martin                                    8,360              450
  Microsoft                                         86,650            2,365
  Northrop Grumman                                   5,880              304
  Texas Instruments                                 20,000              391
  Yahoo!*                                           24,800              707
                                                                   --------
                                                                      9,964
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
  Amdocs*                                           19,090              384
  BellSouth                                         13,350              357
  SBC Communications                                21,580              556
  Verizon Communications                            18,720              735
                                                                   --------
                                                                      2,032
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
  Burlington Northern Santa Fe                      19,082              683
  Union Pacific                                     13,410              766
                                                                   --------
                                                                      1,449
--------------------------------------------------------------------------------
UTILITIES -- 1.5%
  Dominion Resources of Virginia                    12,680              823
  Exelon                                            20,700              763
  TXU                                               19,010              791
                                                                   --------
                                                                      2,377
--------------------------------------------------------------------------------
Total Common Stocks (Cost $65,688)                                   72,857
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 15.2%
BELGIUM -- 0.1%
  Colruyt                                              725               95
--------------------------------------------------------------------------------
BRAZIL -- 0.3%
  Aracruz Celulose                                   3,700              129
  Cia Vale do Rio Doce, ADR                          3,400              196
  Empresa Bras de Aeronautica, ADR                   3,020               80
                                                                   --------
                                                                        405
--------------------------------------------------------------------------------
CANADA -- 0.4%
  Canadian Natural Resources#                       19,940              648
--------------------------------------------------------------------------------
FINLAND -- 0.1%
  Nokia Oyj, ADR                                    10,720              127
  Tietoenator Oyj                                    1,685               45
                                                                   --------
                                                                        172
--------------------------------------------------------------------------------
FRANCE -- 0.7%
  Axa                                                2,245               46
  L'Air Liquide                                        550               86
  Lafarge North America                              1,760               79
  Renault                                            1,420              114
  Sanofi-Aventis, ADR                                4,735              171
  Sanofi-Synthelabo, ADR                             1,980               71


--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
  Schneider Electric                                 1,395         $     87
  Societe Generale                                   1,030               88
  Total                                              1,209              235
  TotalFinaElf, ADR                                    900               88
  Vivendi Universal, ADR*                            4,279              106
                                                                   --------
                                                                      1,171
--------------------------------------------------------------------------------
GERMANY -- 0.8%
  Bayer                                              1,901               49
  Deutsche Bank                                        695               47
  E.ON                                               4,133              293
  SAP, ADR                                          20,025              730
  Siemens                                            1,330               91
                                                                   --------
                                                                      1,210
--------------------------------------------------------------------------------
GREECE -- 0.1%
  Cosmote Mobile Telecommunications                 11,100              179
--------------------------------------------------------------------------------
HONG KONG -- 0.6%
  CLP Holdings                                      22,625              131
  HSBC Holdings                                     25,920              402
  Sung Hung Kai Properties                          11,535              107
  Swire Pacific, Cl A                                9,655               68
  Techtronic Industries*                           121,740              192
  Wumart Stores, Cl H*                              33,915               55
                                                                   --------
                                                                        955
--------------------------------------------------------------------------------
IRELAND -- 0.3%
  Bank of Ireland                                   18,593              249
  CRH                                                4,485              102
  Elan, ADR*                                         2,425               55
  Irish Life & Permanent                             5,480               84
                                                                   --------
                                                                        490
--------------------------------------------------------------------------------
ISRAEL -- 0.6%
  Teva Pharmaceutical Industries, ADR               34,180              931
--------------------------------------------------------------------------------
ITALY -- 0.1%
  ENI-Ente Nazionale Idrocarburi                     8,945              183
--------------------------------------------------------------------------------
JAPAN -- 1.6%
  Aeon                                               6,100              101
  Aeon Warrants                                      6,100              100
  Bridgestone                                       12,650              239
  Canon                                              2,570              122
  Denso                                              9,900              243
  Hoya                                               2,070              199
  Kyocera                                            1,320               97
  Mitsubishi Tokyo Financial Group                      33              296
  Mizuho Financial Group                                35              141
  Neomax                                             6,400              107
  Nippon Telegraph & Telephone                          20               86
  Nomura Holdings                                       10               --(B)
  Osaka Gas                                         67,085              185
  Ryohin Keikaku                                     2,130               98
  Tokyu Land                                        18,995               56
  Toyota Motor                                      12,715              501
                                                                   --------
                                                                      2,571
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
NETHERLANDS -- 0.7%
  ABN AMRO Holding, ADR                              9,866         $    210
  Aegon                                              6,110               65
  Aegon NV Coupon                                    6,110               --(B)
  ING Groep, ADR                                     4,417              108
  Koninklijke Philips Electronics                    6,270              145
  Reed Elsevier                                      3,730               48
  Unilever, ADR                                      9,120              548
                                                                   --------
                                                                      1,124
--------------------------------------------------------------------------------
NORWAY -- 0.2%
  Norsk Hydro                                        3,244              202
  Telenor                                           13,500               97
                                                                   --------
                                                                        299
--------------------------------------------------------------------------------
SINGAPORE -- 0.2%
  CapitaCommercial Trust*                           23,985               15
  CapitaLand                                       120,010              112
  DBS Group Holdings                                15,700              143
                                                                   --------
                                                                        270
--------------------------------------------------------------------------------
SPAIN -- 0.3%
  Gestevision Telecinco*                               600               10
  Repsol YPF, ADR                                    6,090              126
  Telefonica                                        11,336              161
  Telefonica, ADR*                                   4,200              180
                                                                   --------
                                                                        477
--------------------------------------------------------------------------------
SWEDEN -- 0.3%
  Investor AB, Cl B                                 33,100              337
  Telefonaktie bolaget LM Ericsson, ADR*             2,985               81
                                                                   --------
                                                                        418
--------------------------------------------------------------------------------
SWITZERLAND -- 0.8%
  Logitech International*                            1,900               86
  Nestle                                               492              116
  Novartis                                           5,146              238
  Roche Holding                                      1,820              176
  Serono                                               250              159
  Syngenta                                           2,040              183
  UBS                                                2,647              177
  Zurich Financial Services                            935              131
                                                                   --------
                                                                      1,266
--------------------------------------------------------------------------------
UNITED KINGDOM -- 7.0%
  Aviva                                             14,555              139
  Baa                                               18,905              189
  BAE Systems, ADR                                   3,730               54
  Barclays                                          15,380              142
  BHP Billiton                                      27,890              262
  BP                                                33,728              299
  BP, ADR                                            1,600               86
  British American Tobacco                          12,625              190
  Diageo                                             6,436               79
  Gold Bullion Securities                          200,000            8,200
  HSBC Holdings, ADR                                 2,300              179
  Kesa Electricals                                  20,200              102


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  Kingfisher                                        15,557         $     78
  Lloyds TSB Group                                  15,250              114
  Royal Bank of Scotland Group                       6,127              170
  Shell Transport & Trading                         18,335              134
  Vodafone Group                                   105,548              240
  Vodafone Group, ADR                                3,615               83
  William Hill                                       8,005               78
  WPP Group, ADR*                                    3,205              145
  Xstrata PLC                                        6,100               89
                                                                   --------
                                                                     11,052
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $22,635)                           23,916
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
  Umicore Rights*                                       72               --(B)
--------------------------------------------------------------------------------
Total Foreign Rights (Cost $0)                                           --
--------------------------------------------------------------------------------
EXCHANGE TRADED MUTUAL FUND -- 0.3%
  Ishares MSCI Emerging Markets Index*               2,800              452
--------------------------------------------------------------------------------
Total Exchange Traded Mutual Fund (Cost $436)                           452
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.3%
   7.000%, 06/01/31 to 10/01/33                    $   376              402
   6.500%, 07/01/32 to 09/01/32                      1,114            1,174
   6.000%, 09/01/32                                    100              104
   6.000%, 12/15/05#                                 2,235            2,341
   6.000%, 10/01/34 TBA                              1,900            1,961
   5.730%, 12/01/08                                    643              687
   5.500%, 02/01/32 to 12/01/33                      1,797            1,832
   5.500%, 09/01/34 to 10/01/34 TBA                  2,800            2,841
   5.000%, 09/01/33 to 11/01/33                        940              936
   5.000%, 09/01/34 TBA                              1,900            1,885
   4.500%, 09/01/34 TBA                                450              433
                                                                   --------
                                                                     14,596
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.1%
   7.500%, 11/15/29                                      6                7
   6.500%, 09/15/28 to 10/15/33                        182              193
   6.000%, 08/15/32 to 11/15/33                        386              402
   5.500%, 10/15/33 to 11/15/33                        116              118
   5.500%, 09/01/34 TBA                                700              713
   5.000%, 05/15/33 to 04/15/34                        392              391
                                                                   --------
                                                                      1,824
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $16,261)                                                     16,420
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.8%
FEDERAL HOME LOAN BANK -- 9.2%
   1.480%, 09/08/04 DN++                             1,500            1,500
   1.440%, 09/02/04 to 09/15/04 DN++                13,050           13,049
                                                                   --------
                                                                     14,549
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
   1.490%, 09/14/04 DN++                             2,900            2,898
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    PAR              VALUE
                                                   (000)             (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.7%
   6.625%, 11/15/30                              $   1,035         $  1,208
   5.250%, 01/15/09#                                 2,170            2,321
   4.375%, 09/15/12#                                 1,530            1,534
   1.510%, 09/22/04 DN++                               800              799
   1.480%, 09/15/04 DN++                             1,550            1,549
                                                                   --------
                                                                      7,411
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $24,771)              24,858
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.7%
U.S. TREASURY BONDS -- 0.4%
   6.250%, 08/15/23#                                   480              558
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 3.3%
   6.500%, 02/15/10#                                   870            1,001
   5.875%, 11/15/04#                                 4,080            4,117
   4.750%, 05/15/14#                                   125              131
                                                                   --------
                                                                      5,249
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $5,774)                         5,807
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.8%
AEROSPACE -- 0.2%
  Boeing#
   6.100%, 03/01/11                                    290              316
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.3%
  Ford Motor Credit
   7.000%, 10/01/13                                    200              210
  General Motors
   6.875%, 09/15/11                                    155              163
   5.625%, 05/15/09#                                   165              168
                                                                   --------
                                                                        541
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.2%
  Alcoa
   6.500%, 06/01/11                                    100              112
   6.000%, 01/15/12                                    100              109
  Weyerhaeuser
   6.875%, 12/15/33                                    150              163
                                                                   --------
                                                                        384
--------------------------------------------------------------------------------
CABLE -- 0.3%
  Comcast Cable Communications
   7.125%, 06/15/13                                    170              192
  Cox Communications
   7.125%, 10/01/12                                     15               16
   6.750%, 03/15/11                                    190              202
                                                                   --------
                                                                        410
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.1%
  Centex#
   5.125%, 10/01/13                                    110              109
  Yum! Brands
   7.650%, 05/15/08                                     85               96
                                                                   --------
                                                                        205
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PAR              VALUE
                                                   (000)             (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.2%
  Kroger
   7.250%, 06/01/09                              $     180         $    204
  Safeway#
   5.800%, 08/15/12                                    135              141
                                                                   --------
                                                                        345
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.1%
  Clear Channel Communications
   5.750%, 01/15/13                                    125              129
  Walt Disney
   6.200%, 06/20/14                                     60               65
                                                                   --------
                                                                        194
--------------------------------------------------------------------------------
ENERGY -- 0.3%
  EnCana
   6.500%, 08/15/34                                    100              106
  Wisconsin Energy
   5.500%, 12/01/08                                    200              214
  XTO Energy
   4.900%, 02/01/14                                    100               99
                                                                   --------
                                                                        419
--------------------------------------------------------------------------------
FINANCIALS -- 2.6%
  Associates NA
   6.875%, 11/15/08                                    365              408
  Bank of America
   7.800%, 09/15/16                                    370              455
  Bear Stearns
   7.800%, 08/15/07                                     20               22
  Cit Group Holdings#
   7.750%, 04/02/12                                     50               59
  Credit Suisse First Boston
   6.500%, 01/15/12                                    335              373
  General Electric Capital#
   5.450%, 01/15/13                                    375              398
  Goldman Sachs Group
   6.125%, 02/15/33                                    200              201
  Household Finance
   6.400%, 06/17/08                                     35               38
   5.875%, 02/01/09                                    350              379
  International Lease Finance
   3.500%, 04/01/09                                    175              171
  JP Morgan Chase
   5.750%, 01/02/13                                    215              229
  Lehman Brothers Holdings
   7.000%, 02/01/08                                    210              233
  MBNA
   6.125%, 03/01/13                                    140              150
  Morgan Stanley
   3.625%, 04/01/08                                    200              200
  Morgan Stanley Dean Witter#
   4.750%, 04/01/14                                    220              213
  SLM
   5.125%, 08/27/12                                    225              230
  Wachovia
   6.400%, 04/01/08                                    175              191

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    PAR              VALUE
                                                   (000)             (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  WR Berkley
   6.150%, 08/15/19                                  $ 100         $    100
                                                                   --------
                                                                      4,050
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.2%
  International Paper
   5.850%, 10/30/12                                    200              211
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                    129              144
                                                                   --------
                                                                        355
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
  Marsh & McLennan
   5.875%, 08/01/33                                    100              100
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
  Pulte Homes
   6.375%, 05/15/33                                    150              146
  Simon Property Group
   5.625%, 08/15/14                                    100              102
                                                                   --------
                                                                        248
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Equity Office Properties Trust
   7.250%, 02/15/18                                     50               57
   4.750%, 03/15/14                                     50               48
                                                                   --------
                                                                        105
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.2%
  Hewlett-Packard
   7.150%, 06/15/05                                    260              270
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  Deutsche Telecom
   8.500%, 06/15/10                                    180              216
  France Telecom
   8.750%, 03/01/11                                    100              119
  Sprint Capital
   8.375%, 03/15/12                                    135              163
  Telecom Italia 144A (A)
   5.250%, 11/15/13                                     60               61
  Verizon Global Funding
   7.750%, 12/01/30                                    175              208
                                                                   --------
                                                                        767
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
  Union Pacific
   6.125%, 01/15/12                                    180              195
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
  AEP Texas Central
   6.650%, 02/15/33                                     90               97
  Dominion Resources
   6.750%, 12/15/32                                    160              169
                                                                   --------
                                                                        266
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $8,906)                                   9,170
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.9%
AUTOMOTIVE -- 0.9%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A 144A (A)
   3.850%, 10/20/06                                  $ 400         $    406
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                    600              598
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                    420              418
                                                                   --------
                                                                      1,422
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.2%
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                    244              254
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                    580              664
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                    565              662
                                                                   --------
                                                                      1,326
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $2,806)                           3,002
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                    347              359
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $336)                   359
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.4%
  Armada Money Market Fund, Class I+             6,845,232            6,845
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $6,845)                      6,845
--------------------------------------------------------------------------------
Total Investments Before Collateral for Loaned
  Securities -- 104.0% (Cost $154,458)**                            163,686
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 13.1% FLOATING RATE NOTE -- 1.6%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                $ 2,500            2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.5%
  Bank of America
   1.610%, 09/01/04                                 11,678           11,678
  Bear Stearns & Co.
   1.683%, 09/01/04                                  4,000            4,000
  Lehman Brothers
   1.633%, 09/01/04                                  2,504            2,504
                                                                   --------
                                                                     18,182
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $20,682)                               20,682
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
Total Investments -- 117.1% (Cost $175,140)                        $184,368
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (17.1)%                               (26,923)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $157,445
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $154,458.
     GROSS UNREALIZED APPRECIATION (000)           $11,413
     GROSS UNREALIZED DEPRECIATION (000)            (2,185)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $ 9,228
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $20,172.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VALUE IS LESS THAN $500
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
NA -- NATIONAL ASSOCIATION
TBA -- TO BE ANNOUNCED
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$1,032,328 is held by the broker as collateral to cover margin requirements for the following open futures contracts (Long Positions) at August 31, 2004:

                                     NOTIONAL                    UNREALIZED
                                       COST                     APPRECIATION
                      NUMBER OF       AMOUNT     EXPIRATION    (DEPRECIATION)
DESCRIPTION           CONTRACTS       (000)         DATE            (000)
--------------------------------------------------------------------------------
Amsterdam
   Exchange Index          9         $   700      09/17/04          $  21
DJ Euro Stoxx 50          25             833      09/18/04            (23)
MSCI Sing Index           14             379      09/30/04              3
Nikkei 225 Index           4             416      09/13/04            (11)
S&P 500 Index             54          15,124      09/17/04           (219)
                                                                    -----
                                                                    $(229)
                                                                    =====

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

Foreign currency exchange contracts outstanding at August 31, 2004:

                                                                  UNREALIZED
                 CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION
SETTLEMENT         RECEIVE             FOR         AT VALUE     (DEPRECIATION)
MONTH     TYPE      (000)             (000)          (000)          (000)
--------------------------------------------------------------------------------
09/04     Buy    JPY   75,793        $  697          $ 696           $(1)
02/05     Buy    EUR      663           814            810            (4)
                                     ------         ------           ---
                                     $1,511         $1,506           $(5)
                                     ======         ======           ===

EUR -- EURO DOLLAR
JPY -- JAPANESE YEN

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA CONSERVATIVE ALLOCATION FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 39.7%
  Armada Large Cap Growth Fund, Class I            122,238          $ 2,175
  Armada Large Cap Value Fund, Class I             131,984            2,212
--------------------------------------------------------------------------------
Total Affiliated Equity Funds (Cost $4,032)                           4,387
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 50.5%
  Armada Intermediate Bond Fund, Class I           512,393            5,575
--------------------------------------------------------------------------------
Total Affiliated Fixed Income Fund (Cost $5,425)                      5,575
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 9.6%
  Armada Money Market Fund, Class I              1,064,147            1,064
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,064)                      1,064
--------------------------------------------------------------------------------
Total Investments -- 99.8% (Cost $10,521)*                           11,026
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.2%                                       18
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $11,044
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $10,521.
     GROSS UNREALIZED APPRECIATION (000)              $505
     GROSS UNREALIZED DEPRECIATION (000)                --
                                                      ----
     NET UNREALIZED APPRECIATION (000)                $505
                                                      ====

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 39.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
   9.500%, 10/01/20                                $   295         $    332
   9.000%, 05/01/20                                    117              123
   8.500%, 05/01/06 to 06/01/17                         84               92
   8.000%, 07/01/25                                    224              245
   7.500%, 07/01/10 to 05/01/11                        153              164
   7.000%, 11/01/10 to 11/01/28                      1,823            1,946
   6.500%, 10/01/07 to 11/01/10                        210              222
                                                                   --------
                                                                      3,124
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 34.0%
   9.500%, 05/01/18                                     32               36
   9.000%, 07/01/09 to 11/01/24                        281              315
   8.500%, 11/01/09                                     14               15
   7.000%, 01/01/33 to 10/01/33                      3,786            4,041
   6.500%, 12/01/08 to 09/01/32                     12,009           12,658
   6.000%, 07/01/28 to 01/01/34                        558              579
   6.000%, 12/15/05#                                12,995           13,614
   6.000%, 10/01/34 TBA                             22,350           23,069
   5.870%, 01/01/09                                  5,177            5,559
   5.500%, 12/01/33                                 14,271           14,534
   5.500%, 09/01/34 to 10/01/34 TBA                 35,300           35,828
   5.000%, 09/01/34 TBA                             30,850           30,609
   4.500%, 09/01/34 TBA                              4,550            4,384
                                                                   --------
                                                                    145,241
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.7%
   9.000%, 02/20/19                                     25               28
   8.500%, 09/15/21 to 08/15/22                        121              134
   8.250%, 04/20/17 to 07/20/17                         42               46
   8.000%, 03/15/08 to 01/15/30                        517              564
   7.500%, 12/15/29                                     56               61
   6.500%, 06/15/32 to 10/15/33                      1,328            1,403
   6.000%, 08/15/32 to 11/15/33                      4,096            4,264
   5.500%, 09/01/34 TBA                              9,100            9,271
   5.000%, 05/15/33 to 09/15/33                      4,281            4,281
                                                                   --------
                                                                     20,052
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $166,417)                                                   168,417
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.0%
U.S. TREASURY BONDS -- 1.1%
   6.250%, 08/15/23#                                 4,040            4,694
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 11.9%
   6.500%, 02/15/10#                                10,470           12,052
   5.875%, 11/15/04#                                37,820           38,163
   4.750%, 05/15/14#                                   745              782
                                                                   --------
                                                                     50,997
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $55,520)                       55,691
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.9%
FEDERAL HOME LOAN BANK -- 12.3%
   3.000%, 08/15/05                                $ 6,800         $  6,861
   1.480%, 09/08/04 DN++                            15,100           15,095
   1.475%, 09/08/04 DN++                            17,500           17,495
   1.440%, 09/15/04 DN++                            13,000           12,993
                                                                   --------
                                                                     52,444
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.8%
   1.490%, 09/14/04 DN++                             9,500            9,495
   1.450%, 09/14/04 DN++                            11,000           10,994
                                                                   --------
                                                                     20,489
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.8%
   6.625%, 11/15/30#                                16,480           19,227
   5.250%, 01/15/09#                                15,470           16,550
   4.375%, 09/15/12#                                17,205           17,244
   1.510%, 09/22/04 DN++                             9,200            9,192
   1.480%, 09/15/04 DN++                            26,550           26,535
                                                                   --------
                                                                     88,748
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $161,164)            161,681
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.4%
AEROSPACE -- 0.8%
  Boeing#
   6.100%, 03/01/11                                  3,120            3,403
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.4%
  Ford Motor Credit
   7.000%, 10/01/13                                  2,280            2,398
  General Motors#
   7.200%, 01/15/11                                  1,710            1,818
   5.625%, 05/15/09#                                 1,660            1,689
                                                                   --------
                                                                      5,905
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.6%
  Weyerhaeuser
   6.875%, 12/15/33                                  2,350            2,548
--------------------------------------------------------------------------------
CABLE -- 1.1%
  Comcast Cable Communications
   7.125%, 06/15/13                                    765              865
   6.750%, 01/30/11#                                 1,310            1,452
  Cox Communications
   6.750%, 03/15/11                                  2,340            2,480
                                                                   --------
                                                                      4,797
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.8%
  Centex#
   5.125%, 10/01/13                                  1,250            1,234
  Office Depot
   6.250%, 08/15/13                                  1,000            1,070
  Yum! Brands
   7.650%, 05/15/08                                  1,100            1,246
                                                                   --------
                                                                      3,550
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER NON-CYCLICAL -- 0.9%
  Kroger
   7.250%, 06/01/09                                $ 1,350         $  1,529
   6.800%, 04/01/11                                    640              717
  Safeway#
   5.800%, 08/15/12                                  1,475            1,545
                                                                   --------
                                                                      3,791
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.9%
  Clear Channel Communications
   5.750%, 01/15/13                                  1,350            1,386
  Walt Disney
   6.200%, 06/20/14                                  2,310            2,510
                                                                   --------
                                                                      3,896
--------------------------------------------------------------------------------
ENERGY -- 1.1%
  EnCana
   6.500%, 08/15/34                                  1,075            1,141
  Wisconsin Energy
   5.500%, 12/01/08                                  2,165            2,313
  XTO Energy
   4.900%, 02/01/14                                  1,100            1,090
                                                                   --------
                                                                      4,544
--------------------------------------------------------------------------------
FINANCIALS -- 9.2%
  Associates NA
   6.875%, 11/15/08                                  4,100            4,589
  Bank of America
   7.800%, 09/15/16                                  1,715            2,107
  Bear Stearns
   7.800%, 08/15/07                                  1,030            1,158
  Cit Group Holdings#
   7.750%, 04/02/12                                    805              951
  Credit Suisse First Boston
   6.500%, 01/15/12                                  3,000            3,337
  General Electric Capital
   8.125%, 05/15/12                                  2,350            2,867
   5.450%, 01/15/13#                                 1,260            1,336
  Goldman Sachs Group
   6.125%, 02/15/33                                  2,150            2,160
  Household Finance
   6.400%, 06/17/08                                  1,350            1,480
   5.875%, 02/01/09                                  1,515            1,639
  Inter-American Development Bank
   7.375%, 01/15/10                                  1,200            1,418
  International Lease Finance
   3.500%, 04/01/09                                  1,900            1,856
  JP Morgan Chase
   5.750%, 01/02/13                                  2,400            2,551
  MBNA
   6.125%, 03/01/13                                  2,015            2,157
   5.625%, 11/30/07                                    935              992
  Morgan Stanley Dean Witter#
   4.750%, 04/01/14                                  2,920            2,830
  SLM
   5.125%, 08/27/12                                  2,510            2,562


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Wachovia
   6.400%, 04/01/08                                $ 1,905         $  2,084
  WR Berkley
   6.150%, 08/15/19                                  1,085            1,090
                                                                   --------
                                                                     39,164

--------------------------------------------------------------------------------
HEALTHCARE -- 0.1%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                    290              360
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.9%
  International Paper
   5.850%, 10/30/12                                  2,125            2,244
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                  1,510            1,683
                                                                   --------
                                                                      3,927
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
  Marsh & McLennan
   5.875%, 08/01/33                                  1,205            1,207
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
  Pulte Homes
   6.375%, 05/15/33                                  1,050            1,018
  Simon Property Group
   5.625%, 08/15/14                                  1,200            1,226
                                                                   --------
                                                                      2,244
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
  Equity Office Properties Trust
   7.250%, 02/15/18                                    510              578
   4.750%, 03/15/14                                    475              455
                                                                   --------
                                                                      1,033
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.5%
  Compaq Computer
   7.650%, 08/01/05                                  2,000            2,095
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
  Deutsche Telecom
   8.500%, 06/15/10                                  2,070            2,486
  France Telecom (B)
   8.750%, 03/01/11                                  1,340            1,600
  Sprint Capital
   8.375%, 03/15/12                                  1,510            1,822
  Telecom Italia 144A (A)
   5.250%, 11/15/13                                    840              855
  Verizon Global Funding
   7.750%, 12/01/30                                  1,780            2,115
                                                                   --------
                                                                      8,878
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
  Union Pacific
   6.125%, 01/15/12                                  1,200            1,298
--------------------------------------------------------------------------------
UTILITIES -- 0.7%
  AEP Texas Central
   6.650%, 02/15/33                                  1,235            1,333

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
UTILITIES -- CONTINUED
  Dominion Resources
   6.750%, 12/15/32                                $ 1,700        $   1,798
                                                                  ---------
                                                                      3,131
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $92,234)                                 95,771
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.0%
AUTOMOTIVE -- 4.1%
  AESOP Funding II LLC, Series
   2002-1A, Cl A 144A (A)
   3.850%, 10/20/06                                  7,960            8,082
  Household Automotive Trust,
   Series 2003-1, Cl A3
   1.730%, 12/17/07                                  9,185            9,150
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                    368              373
                                                                  ---------
                                                                     17,605
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 1.6%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                    848              898
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                  5,448            5,667
                                                                  ---------
                                                                      6,565
--------------------------------------------------------------------------------
UTILITIES -- 2.3%
  Detroit Edison, Securitization
   Funding LLC, Series 2001-1, Cl A6
   6.620%, 03/01/16                                  2,605            2,982
  Export Funding Trust,
   Series 1995-A, Cl A
   8.210%, 12/29/06                                    908              965
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                  5,050            5,913
                                                                  ---------
                                                                      9,860
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $32,420)                         34,030
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                  7,560            7,822
  Residential Accredit Loans,
   Series 1999-QS3, Cl A8
   6.500%, 03/25/29                                     19               19
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $7,376)               7,841
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
  Armada Government Money Market Fund,
   Class I+                                      4,015,480            4,015
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $4,015)                      4,015
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 123.5% (Cost $519,146)*                             527,446
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 28.7% FLOATING RATE NOTES -- 5.3%
  Credit Suisse First Boston
   1.684%, 11/09/04                                $ 5,000        $   5,020
  First Tennessee Bank
   1.580%, 06/07/05                                 10,000            9,998
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  2,500            2,500
                                                                  --------
                                                                     22,518
--------------------------------------------------------------------------------
MASTER NOTE -- 1.1%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.3%
  Bank of America
   1.610%, 09/01/04                                 10,487           10,487
  Bear Stearns & Co.
   1.641%, 09/01/04                                 30,000           30,000
  Dresdner Securities
   1.610%, 09/01/04                                 33,000           33,000
  Lehman Brothers
   1.633%, 09/01/04                                 21,728           21,728
                                                                  ---------
                                                                     95,215
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $122,733)                             122,733
--------------------------------------------------------------------------------
Total Investments -- 152.2% (Cost $ 641,879)                        650,179
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (52.2)%                              (222,983)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 427,196
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $519,146.
     GROSS UNREALIZED APPRECIATION (000)            $8,682
     GROSS UNREALIZED DEPRECIATION (000)              (382)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $8,300
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $120,397.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
NA -- NATIONAL ASSOCIATION
TBA -- TO BE ANNOUNCED
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MORTGAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 96.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
   12.250%, 08/01/15                               $   183         $    208
   9.750%, 11/01/08 to 04/01/09                         94              102
   9.250%, 08/01/13                                     10               11
   9.000%, 04/01/06 to 09/01/20                        580              641
   8.750%, 06/01/16 to 05/01/17                         98              109
   8.500%, 03/01/06 to 01/01/22                        371              407
   8.000%, 04/01/07 to 03/01/22                        329              360
   7.500%, 05/15/22                                    207              211
   7.000%, 05/01/31                                    704              751
   6.000%, 10/01/32                                  2,708            2,807
                                                                   --------
                                                                      5,607
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 67.9%
   12.500%, 05/01/15                                   232              270
   11.250%, 05/01/14                                    19               22
   10.000%, 06/01/21                                    36               41
   9.500%, 09/01/11                                     80               83
   9.000%, 06/01/09 to 10/01/19                         90              100
   8.500%, 11/01/21 to 09/01/23                         85               95
   8.000%, 12/01/17 to 03/01/23                        270              287
   7.500%, 09/01/22 to 05/01/32                      3,361            3,609
   7.000%, 12/01/15 to 10/01/32                      5,992            6,402
   6.500%, 12/01/12 to 05/01/33                      6,429            6,778
   6.000%, 09/01/17                                  6,079            6,392
   6.000%, 10/01/34 TBA                             28,000           28,901
   5.500%, 11/01/09                                  1,372            1,413
   5.500%, 09/01/34 TBA                             59,000           59,922
   5.000%, 07/01/18 to 08/01/19                      9,998           10,207
   5.000%, 09/01/34 TBA                             32,400           32,147
   4.500%, 04/01/18 to 11/01/18                     13,750           13,778
   4.500%, 09/01/34 TBA                              5,000            4,817
                                                                   --------
                                                                    175,264
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 25.9%
   17.000%, 11/15/11                                    72               86
   16.000%, 11/15/11                                     3                4
   15.000%, 06/15/11 to 01/15/13                     1,311            1,545
   14.500%, 09/15/12 to 08/15/14                        12               13
   14.000%, 05/15/11 to 02/15/15                       548              646
   13.500%, 05/15/10 to 02/15/15                       549              644
   13.000%, 11/15/10 to 06/20/15                       631              734
   12.750%, 09/20/13 to 12/20/14                       106              121
   12.500%, 04/15/10 to 01/20/16                     1,355            1,574
   12.000%, 08/15/12 to 01/15/16                       517              597
   11.500%, 03/15/11 to 08/15/14                       150              176
   9.250%, 06/15/16 to 05/15/21                        133              149
   9.000%, 12/15/04 to 11/15/24                      1,393            1,540
   8.750%, 08/15/08 to 12/15/16                        102              111
   8.500%, 01/15/17 to 09/15/24                        648              715
   8.250%, 01/15/05 to 06/15/16                        170              183
   8.000%, 04/15/17 to 05/20/30                      2,343            2,565
   7.500%, 09/20/15 to 09/20/30                      4,822            5,219
   7.000%, 12/15/10 to 06/15/32                      9,632           10,295
   6.500%, 10/15/22 to 01/15/32                     12,788           13,543


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
   6.000%, 10/20/28 to 07/20/29                    $ 3,949         $  4,111
   5.500%, 01/15/33 to 07/15/33                      8,305            8,484
   5.000%, 05/15/33 to 09/15/33                     13,644           13,639
                                                                   --------
                                                                     66,694
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $243,058)                                                   247,565
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.0%
U.S. TREASURY NOTES -- 1.0%
   4.750%, 05/15/14#                                 2,500            2,624
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $2,505)                         2,624
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.5%
FEDERAL HOME LOAN BANK -- 20.9%
   1.481%, 09/08/04 DN++                            41,400           41,388
   1.441%, 09/15/04 DN++                            12,550           12,543
                                                                   --------
                                                                     53,931
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
   1.471%, 09/14/04 DN++                            22,000           21,989
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.1%
   1.482%, 09/20/04 DN++                             4,000            3,997
   1.482%, 09/15/04 DN++#                           47,900           47,872
                                                                   --------
                                                                     51,869
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $127,789)            127,789
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
  Security Mortgage Acceptance Corporation II,
   Series B, Cl 4
   9.000%, 12/01/16                                    568              601
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl I
   8.250%, 06/25/19                                    482              517
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $1,108)               1,118
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.5%
  Armada Government Money Market Fund,
   Class I+                                      6,531,416            6,531
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $6,531)                      6,531
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 149.5% (Cost $380,991)*                             385,627
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 18.8% COMMERCIAL PAPER -- 7.7%
  Concord Minutemen
   1.582%, 09/13/04                                $10,000            9,988
  Four Winds Funding
   1.630%, 09/01/04                                 10,000           10,000
                                                                   --------
                                                                     19,988
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MORTGAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES -- CONTINUED
REPURCHASE AGREEMENTS -- 11.1%
  Bank of America
   1.610%, 09/01/04                                $ 3,549        $   3,549
  Bear Stearns & Co.
   1.633%, 09/01/04                                 25,000           25,000
                                                                  ---------
                                                                     28,549
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $48,537)                               48,537
--------------------------------------------------------------------------------
Total Investments -- 168.3% (Cost $429,528)                         434,164
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (68.3)%                              (176,142)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 258,022
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $380,991.
     GROSS UNREALIZED APPRECIATION (000)            $4,805
     GROSS UNREALIZED DEPRECIATION (000)              (169)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $4,636
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $47,619.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE
CL -- CLASS
DN --DISCOUNT NOTE
TBA -- TO BE ANNOUNCED
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.5%
   8.250%, 06/01/06                                $     1         $      2
   5.500%, 01/01/07                                    559              574
   3.500%, 01/15/18                                  1,662            1,606
                                                                   --------
                                                                      2,182
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.7%
   7.000%, 07/15/05#                                    40               41
   6.000%, 12/15/05                                 56,300           58,982
                                                                   --------
                                                                     59,023
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.6%
   9.000%, 12/15/04 to 05/15/16                        288              315
   4.500%, 02/16/22                                  5,000            4,751
   4.000%, 01/16/30                                  2,430            2,427
                                                                   --------
                                                                      7,493
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $68,247)                                                     68,698
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.3%
FEDERAL HOME LOAN BANK -- 2.7%
   3.000%, 08/15/05                                 12,675           12,788
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   2.125%, 11/15/05                                     25               25
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.6%
   5.250%, 01/15/09#                                   325              348
   4.375%, 09/15/12#                                48,660           48,771
   2.875%, 10/15/05#                                 4,565            4,606
                                                                   --------
                                                                     53,725
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $65,991)              66,538
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.2%
U.S. TREASURY NOTES -- 23.2%
   6.500%, 02/15/10#                                15,345           17,664
   5.875%, 11/15/04#                                60,210           60,756
   4.875%, 02/15/12#                                 4,430            4,723
   4.750%, 05/15/14#                                 9,005            9,454
   3.875%, 05/15/09#                                14,585           14,977
   3.125%, 09/15/08                                    245              246
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $106,739)                     107,820
--------------------------------------------------------------------------------
CORPORATE BONDS -- 36.7%
AEROSPACE -- 1.1%
  Boeing
   6.100%, 03/01/11                                  4,525            4,936
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.2%
  Ford Motor Credit
   7.000%, 10/01/13                                  2,150            2,261


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
General Motors
 7.200%, 01/15/11#                                 $   735         $    782
 6.875%, 09/15/11                                      400              419
 5.625%, 05/15/0#                                    2,230            2,269
                                                                   --------
                                                                      5,731
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.0%
  Alcoa
   7.375%, 08/01/10                                    195              228
   6.000%, 01/15/12                                  2,000            2,184
  Weyerhaeuser
   6.750%, 03/15/12                                  2,145            2,404
                                                                   --------
                                                                      4,816
--------------------------------------------------------------------------------
CABLE -- 1.2%
  Comcast Cable Communications
   7.125%, 06/15/13                                  2,215            2,504
   6.750%, 01/30/11#                                   120              133
  Cox Communications
   7.125%, 10/01/12                                  2,495            2,686
                                                                   --------
                                                                      5,323
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
  Computer Sciences
   3.500%, 04/15/08                                  2,300            2,300
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
  Centex
   5.125%, 10/01/13                                  1,760            1,737
  Yum! Brands
   7.450%, 05/15/05                                  1,470            1,519
                                                                   --------
                                                                      3,256
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.9%
  Kroger
   7.250%, 06/01/09                                  1,070            1,212
   6.800%, 04/01/11                                    110              123
   6.375%, 03/01/08                                  1,100            1,199
  Safeway
   4.950%, 08/16/10                                  1,585            1,607
                                                                   --------
                                                                      4,141
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.2%
  Clear Channel Communications
   4.625%, 01/15/08                                  2,275            2,321
  Deluxe
   5.000%, 12/15/12                                  1,000              998
  Walt Disney
   5.375%, 06/01/07                                  2,145            2,254
                                                                   --------
                                                                      5,573
--------------------------------------------------------------------------------
ENERGY -- 1.6%
  Conoco Phillips
   4.750%, 10/15/12                                    540              547

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
ENERGY -- CONTINUED
  Duke Energy
   3.750%, 03/05/08                                $ 1,150         $  1,158
  Kinder Morgan
   6.500%, 09/01/12                                  2,035            2,220
  Wisconsin Energy
   5.500%, 12/01/08                                  2,230            2,382
  XTO Energy
   4.900%, 02/01/14                                  1,150            1,139
                                                                   --------
                                                                      7,446
--------------------------------------------------------------------------------
FINANCIALS -- 17.8%
  American Express
   4.750%, 06/17/09                                    630              655
  American General Finance, Cl H MTN
   2.750%, 06/15/08                                  2,290            2,215
  Associates NA
   6.875%, 11/15/08                                  1,375            1,539
  Bank of America#
   7.400%, 01/15/11                                  3,000            3,499
  BankBoston
   6.375%, 03/25/08                                  1,025            1,121
  BB&T
   6.500%, 08/01/11                                  1,375            1,538
   4.875%, 01/15/13                                  1,635            1,643
  Bear Stearns
   7.800%, 08/15/07                                  4,350            4,890
  Chase Manhattan
   7.125%, 06/15/09                                  2,915            3,302
  Cit Group Holdings
   7.750%, 04/02/12                                  1,800            2,127
  Citicorp
   6.375%, 11/15/08                                  3,420            3,772
  Core Investment Grade Trust
   4.727%, 11/30/07                                  4,255            4,441
  Credit Suisse First Boston
   4.700%, 06/01/09                                  3,465            3,577
  General Electric Capital
   8.125%, 05/15/12                                  1,500            1,830
   5.450%, 01/15/13#                                   545              578
  General Electric Capital, Cl A MTN
   6.000%, 06/15/12                                  4,880            5,355
  Goldman Sachs Group
   6.600%, 01/15/12                                    120              134
   5.700%, 09/01/12                                  4,440            4,692
  Household Finance
   6.400%, 06/17/08                                    770              844
   5.875%, 02/01/09                                  3,550            3,840
  International Lease Finance
   3.500%, 04/01/09                                  2,300            2,246
  JP Morgan Chase
   6.000%, 01/15/09                                  1,500            1,623
  Lehman Brothers Holdings
   7.000%, 02/01/08                                  1,425            1,581
   4.000%, 01/22/08                                  2,900            2,945
  MBNA MTN
   5.625%, 11/30/07                                  2,215            2,350


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Merrill Lynch
   6.000%, 02/17/09                                $ 1,000         $  1,085
   3.700%, 04/21/08                                  1,382            1,390
  Morgan Stanley Dean Witter
   4.750%, 04/01/14                                  4,500            4,361
  SLM
   4.000%, 01/15/09                                  4,710            4,734
  Wachovia
   6.400%, 04/01/08                                  2,189            2,395
  Wells Fargo
   6.450%, 02/01/11                                  1,015            1,143
   4.747%, 07/25/34                                  5,500            5,455
                                                                   --------
                                                                     82,900
--------------------------------------------------------------------------------
HEALTHCARE -- 0.5%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                  1,950            2,422
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.4%
  Emerson Electric
   5.850%, 03/15/09                                  1,430            1,552
  International Paper
   6.750%, 09/01/11                                  2,045            2,274
  Precision Castparts
   8.750%, 03/15/05                                  1,775            1,832
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                    647              721
                                                                   --------
                                                                      6,379
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
  Marsh McLennan
   5.375%, 07/15/14                                  2,135            2,191
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  Simon Property Group
   5.625%, 08/15/14                                  1,200            1,226
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  Equity Office Properties Trust
   6.750%, 02/15/12                                  1,980            2,192
   4.750%, 03/15/14                                     45               43
  Federal Realty Investors Trust MTN
   6.990%, 03/10/06                                  2,550            2,705
                                                                   --------
                                                                      4,940
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.5%
  Compaq Computer
   7.650%, 08/01/05                                  1,400            1,467
  Hewlett-Packard
   7.150%, 06/15/05                                  1,350            1,401
   5.750%, 12/15/06                                  1,085            1,151
  Honeywell
   6.875%, 10/03/05                                  1,300            1,360
  International Business Machines
   4.750%, 11/29/12                                  1,590            1,610
                                                                   --------
                                                                      6,989

--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- 2.6%
  British Telecommunications
   8.375%, 12/15/10                                $ 1,145         $  1,381
  Deutsche Telecom
   8.500%, 06/15/10                                  1,960            2,354
  France Telecom (B)
   8.750%, 03/01/11                                  1,970            2,352
  Sprint Capital
   8.375%, 03/15/12                                  1,580            1,907
  Telecom Italia 144A (A)
   5.250%, 11/15/13                                    555              565
  Verizon Global Funding
   6.875%, 06/15/12                                  3,275            3,700
                                                                   --------
                                                                     12,259
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.4%
  Canadian National Railway
   4.250%, 08/01/09                                  1,075            1,092
  Union Pacific
   6.125%, 01/15/12                                    860              930
                                                                   --------
                                                                      2,022
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
  American Electric Power
   5.375%, 03/15/10                                  1,550            1,631
  Public Service of Colorado
   5.500%, 04/01/14                                  1,270            1,339
   4.375%, 10/01/08                                    840              861
  Virginia Electric & Power
   5.750%, 03/31/06                                  1,715            1,794
                                                                   --------
                                                                      5,625
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $164,790)                               170,475
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.0%
AUTOMOTIVE -- 2.4%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A 144A (A)
   3.850%, 10/20/06                                  3,000            3,046
  Chase Manhattan Automobile
   Owner Trust, Series 2002-A, Cl A3
   3.490%, 03/15/06                                    102              102
  Daimler Chrysler Auto Trust,
   Series 2004-A, Cl A3
   2.000%, 12/08/07                                  4,500            4,465
  Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                    550              551
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                  2,824            2,864
                                                                   --------
                                                                     11,028
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 1.4%
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                  5,787            5,960


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                $   525         $    547
   7.525%, 06/25/14                                     49               52
                                                                   --------
                                                                      6,559
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
  Pennsylvania Power & Light, Transition Bond,
   Series 1999-1, Cl A6
   6.960%, 12/26/07                                  3,310            3,454
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                  6,000            7,025
                                                                   --------
                                                                     10,479
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $27,710)                         28,066
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%
  MBNA Credit Card Master Note,
   Series 2002-A1, Cl A1 (B)
   4.950%, 06/15/09                                  4,000            4,199
  Midland Realty Acceptance,
   Series 1996-C2, Cl A2
   7.233%, 01/25/29                                  3,444            3,687
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                  1,293            1,338
  Vendee Mortgage Trust,
   Series 1999-2, Cl ID
   6.500%, 12/15/24                                     30               31
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $8,967)               9,255
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.8%
  Armada Money Market Fund, Class I+             8,678,159            8,678
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $8,678)                      8,678
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 98.8% (Cost $451,122)*                              459,530
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 32.9% FLOATING RATE NOTES -- 5.9%
  Credit Suisse First Boston
   1.684%, 11/09/04                                $ 5,000            5,020
  First Tennessee Bank
   1.580%, 06/07/05                                 10,000            9,998
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  7,500            7,500
                                                                   --------
                                                                     27,518
--------------------------------------------------------------------------------
MASTER NOTE -- 1.1%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES -- CONTINUED
REPURCHASE AGREEMENTS -- 25.9%
  Bank of America
   1.610%, 09/01/04                                $10,143        $  10,143
  Bear Stearns & Co.
   1.647%, 09/01/04                                 35,000           35,000
  Dresdner Securities
   1.610%, 09/01/04                                 39,000           39,000
  Lehman Brothers
   1.633%, 09/01/04                                 36,203           36,203
                                                                  ---------
                                                                    120,346
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $152,864)                             152,864
--------------------------------------------------------------------------------
Total Investments -- 131.7% (Cost $603,986)                         612,394
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (31.7)%                              (147,528)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 464,866
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $451,122.
     GROSS UNREALIZED APPRECIATION (000)            $8,574
     GROSS UNREALIZED DEPRECIATION (000)              (166)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $8,408
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $150,162.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LIMITED MATURITY BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 27.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.4%
   7.570%, 05/25/28 (C)                             $  139         $    142
   5.500%, 01/01/07 to 06/01/10                      2,713            2,796
   5.000%, 10/01/09 to 06/15/15                      3,658            3,753
   4.500%, 03/15/11                                  4,200            4,294
   4.000%, 08/01/08                                  6,117            6,181
   3.500%, 09/01/08                                  3,242            3,214
                                                                   --------
                                                                     20,380
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.4%
   7.500%, 07/01/08                                    149              155
   6.000%, 12/15/05#                                 3,000            3,143
   5.500%, 10/01/09 to 02/25/17                      3,449            3,569
   5.250%, 04/15/07                                 15,000           15,903
   5.000%, 11/01/12                                  2,963            3,062
   4.649%, 11/01/32 (A)                              1,652            1,684
   4.406%, 10/01/33 (A)                              2,903            2,962
   4.000%, 09/25/17                                  3,630            3,668
   3.500%, 12/25/16                                  4,766            4,792
   2.250%, 05/15/06#                                22,940           22,862
                                                                   --------
                                                                     61,800
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
   6.000%, 02/16/29                                  1,131            1,153
   4.500%, 12/16/29 to 03/20/32                      2,509            2,542
                                                                   --------
                                                                      3,695
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $85,561)                                                     85,875
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.3%
U.S. TREASURY NOTES -- 16.3%
   5.875%, 11/15/04#                                 1,800            1,817
   2.750%, 07/31/06 to 08/15/07#                    50,000           50,262
                                                                   --------
                                                                     52,079
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $51,959)                       52,079
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.4%
AEROSPACE -- 1.2%
  Boeing Capital#
   5.750%, 02/15/07                                  3,490            3,718
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.7%
  Ford Motor Credit
   7.600%, 08/01/05                                  1,000            1,043
  General Motors Acceptance#
   6.125%, 02/01/07                                  1,000            1,055
                                                                   --------
                                                                      2,098
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.3%
  Safeway
   6.150%, 03/01/06                                  1,000            1,048
   2.500%, 11/01/05                                    960              958


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Unilever Capital
   6.875%, 11/01/05                                $ 2,000         $  2,105
                                                                   --------
                                                                      4,111
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.2%
  Clear Channel Communications
   3.125%, 02/01/07                                  1,650            1,632
  Time Warner
   7.750%, 06/15/05                                    600              623
   6.125%, 04/15/06                                  1,000            1,051
  Walt Disney MTN
   5.500%, 12/29/06                                    500              526
                                                                   --------
                                                                      3,832
--------------------------------------------------------------------------------
ENERGY -- 0.5%
  Conoco Funding
   5.450%, 10/15/06                                  1,610            1,697
--------------------------------------------------------------------------------
FINANCIALS -- 13.3%
  Associates NA
   6.375%, 11/15/05                                  1,000            1,045
  Bank of America
   6.625%, 08/01/07                                  1,525            1,664
  Bear Stearns
   6.500%, 05/01/06                                  2,573            2,729
  Citicorp
   7.000%, 07/01/07                                    970            1,069
  Citigroup
   6.750%, 12/01/05                                    500              526
   4.125%, 06/30/05                                    500              508
  Credit Suisse First Boston
   5.875%, 08/01/06                                  3,000            3,171
  First Union
   7.125%, 10/15/06                                    250              272
  General Electric Capital
   5.000%, 06/15/07                                  2,500            2,624
  Goldman Sachs Group
   2.850%, 10/27/06                                  2,245            2,241
  Goldman Sachs Group 144A (B)
   7.200%, 11/01/06                                  1,000            1,088
  Household Finance
   7.200%, 07/15/06                                    500              539
   6.500%, 01/24/06                                  1,620            1,707
  International Lease Finance
   3.125%, 05/03/07                                  3,275            3,265
  John Deere Capital
   5.875%, 04/06/06                                  2,100            2,205
   5.125%, 10/19/06                                  3,000            3,136
  JP Morgan Chase
   5.350%, 03/01/07                                  3,345            3,531
  Lehman Brothers
   7.625%, 06/01/06                                    468              508
  MBNA
   6.250%, 01/17/07                                  1,750            1,869
  Morgan Stanley Dean Witter
   6.100%, 04/15/06                                  2,250            2,372

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LIMITED MATURITY BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  Residential Asset Securities
   2.080%, 12/25/22                                $ 3,000         $  2,995
  SLM, Series A MTN
   3.500%, 09/30/06                                  1,635            1,661
  Wachovia
   7.800%, 09/15/06                                  1,000            1,103
   6.875%, 09/15/05                                    710              742
                                                                   --------
                                                                     42,570
--------------------------------------------------------------------------------
HEALTHCARE -- 0.5%
  Anthem
   3.500%, 09/01/07                                  1,650            1,656
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.9%
  Compaq Computer
   7.650%, 08/01/05                                  1,550            1,624
  Computer Science#
   6.750%, 06/15/06                                  1,200            1,282
  Hewlett-Packard
   5.750%, 12/15/06                                    110              117
                                                                   --------
                                                                      3,023
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  Cox Communications
   7.750%, 08/15/06                                  1,000            1,074
  Verizon Global Funding#
   6.750%, 12/01/05                                    800              843
                                                                   --------
                                                                      1,917
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
  Union Pacific
   7.600%, 05/01/05                                    500              517
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $65,013)                                 65,139
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.5%
  First Union-Lehman Brothers-Bank
   of America, Series 1998-C2, Cl A1
   6.280%, 11/18/35                                  1,425            1,454
--------------------------------------------------------------------------------
Total Commercial Mortgage-Backed Securities (Cost $1,521)             1,454
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 21.8%
AUTOMOTIVE -- 10.8%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A 144A (B)
   3.850%, 10/20/06                                  1,450            1,472
  Bank One Auto Securitization Trust
   Series 2003-1, Cl A3
   1.820%, 09/20/07                                  3,365            3,343
  Capital Auto Receivables Asset Trust,
   Series 2003-3, Cl A3A
   2.960%, 01/15/08                                  5,000            5,013
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                  4,050            4,108


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                $ 4,425         $  4,409
  Honda Auto Receivables Owner Trust,
   Series 2003-3, Cl A3
   2.140%, 04/23/07                                  5,250            5,243
  Household Automotive Trust,
   Series 2003-1, Cl A3
   1.730%, 12/17/07                                  3,000            2,989
  Morgan Stanley Auto Loan Trust,
   Series 2003, Cl HB1
   2.170%, 04/15/11                                  3,300            3,258
  USAA Auto Owner Trust Series 2004-1,
   Cl A3
   2.060%, 04/15/08                                  1,000              993
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                  3,441            3,488
                                                                   --------
                                                                     34,316
--------------------------------------------------------------------------------
CREDIT CARDS -- 5.1%
  Chase Credit Card Master Trust,
   Series 2002-B, Cl A (A)
   1.660%, 03/17/08                                  3,000            3,004
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                  5,460            5,480
  Discover Card Master Trust I,
   Series 2003-1, Cl A2 (A)
   1.700%, 04/16/09                                  3,375            3,383
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                  4,270            4,495
                                                                   --------
                                                                     16,362
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 5.9%
  Ameriquest Mortgage Securities,
   Series 2003-5, Cl A2
   2.430%, 07/25/33                                  1,649            1,649
  Bear Stearns, Series 1999-2, Cl AF2 (C)
   7.910%, 10/25/29                                    515              545
  Chase Funding Mortgage Loan Trust,
   Series 2003-2, Cl 1A3
   2.864%, 12/25/24                                  4,500            4,503
  Chase Funding Mortgage Loan,
   Series 2002-2, Cl A4
   4.877%, 08/25/28                                  2,500            2,543
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2 (C)
   2.948%, 01/25/33                                  2,577            2,580
  GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                  1,416            1,447
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4 (C)
   6.615%, 02/25/21                                  3,617            3,725
  Morgan Keegan & Associates (A)
   5.475%, 04/25/09                                     75               77

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LIMITED MATURITY BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
MORTGAGE-RELATED -- CONTINUED
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   8.005%, 02/25/30                                $ 1,574         $  1,641
                                                                   --------
                                                                     18,710
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $69,615)                         69,388
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-- 12.8%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 2A1 (A)
   3.983%, 02/25/33                                  1,072            1,073
  Bank of America Mortgage Securities,
   Series 2003-E, Cl 2A1 (A)
   4.033%, 06/25/33                                  2,116            2,121
  Chase Mortgage Finance, Series 2003-S4,
   Cl 2A2
   5.000%, 04/25/18                                  2,251            2,312
  Fannie Mae, Series 2003-119, Cl XB
   4.000%, 09/25/14                                  5,500            5,570
  Fannie Mae, Series 2003-36, Cl OL
   3.000%, 07/25/22                                  5,000            4,931
  Fannie Mae, Series 2004-45, Cl AY
   4.500%, 12/25/18                                  2,749            2,794
  Freddie Mac, Series 2492, Cl A
   5.250%, 05/15/29                                  2,537            2,595
  Golden National Mortgage Asset Backed
   Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                      2                2
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                  2,315            2,395
  Residential Accredit Loans,
   Series 2002-QS4, Cl A2
   6.250%, 03/25/17                                    321              324
  Residential Funding Mortgage Securities,
   Series 2003-S11, Cl A7
   3.500%, 06/25/18                                  3,150            3,126
  Vendee Mortgage Trust, Series 1999-2,
   Cl 1J
   6.500%, 01/15/06                                  3,512            3,587
  Vendee Mortgage Trust, Series 2003-2, Cl B
   5.000%, 02/15/19                                  2,825            2,879
  Washington Mutual, Series 2002-S8, Cl 2A1
   4.500%, 01/25/18                                  1,430            1,445
  Washington Mutual, Series 2003-AR7,
   Cl A3 (A)
   2.591%, 08/25/33                                  1,941            1,934
  Wells Fargo MBS Trust, Series 2003-11,
   Cl A1
   3.500%, 10/25/18                                  3,750            3,752
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $40,896)             40,840
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND-- 0.5%
  Armada Money Market Fund, Class I+             1,611,502            1,612
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,612)                      1,612
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities-- 99.3% (Cost $316,177)*                              $316,387
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 26.7% FLOATING RATE NOTES -- 3.1%
  First Tennessee Bank
   1.580%, 06/07/05                                $ 5,000            4,999
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
                                                                   --------
                                                                      9,999
--------------------------------------------------------------------------------
MASTER NOTE -- 1.6%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.0%
  Bank of America
   1.610%, 09/01/04                                 11,961           11,961
  Bear Stearns & Co.
   1.647%, 09/01/04                                 35,000           35,000
  Dresdner Securities
   1.610%, 09/01/04                                 10,000           10,000
  Lehman Brothers
   1.633%, 09/01/04                                 13,236           13,236
                                                                   --------
                                                                     70,197
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $85,196)                               85,196
--------------------------------------------------------------------------------
Total Investments -- 126.0% (Cost $ 401,373)                        401,583
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (26.0)%                               (82,771)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $318,812
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $316,177.
     GROSS UNREALIZED APPRECIATION (000)            $ 1,270
     GROSS UNREALIZED DEPRECIATION (000)             (1,060)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $   210
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $83,601.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) STEPPED COUPON BOND
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   8.750%, 05/01/08                                $     1         $      1
   7.500%, 12/01/10                                      7                7
                                                                   --------
                                                                          8
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.2%
   6.000%, 12/15/05#                                24,265           25,421
   5.730%, 12/01/08                                  3,444            3,678
   5.500%, 12/01/06                                    822              837
   4.375%, 10/15/06#                                20,000           20,702
                                                                   --------
                                                                     50,638
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $50,474)                                                     50,646
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.2%
FEDERAL HOME LOAN BANK -- 7.4%
   3.000%, 08/15/05                                 24,400           24,618
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
   5.500%, 01/01/34                                  4,720            4,808
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.4%
   6.625%, 11/15/30                                    300              350
   5.250%, 01/15/09#                                 1,615            1,728
   4.375%, 09/15/12#                                12,435           12,463
                                                                   --------
                                                                     14,541
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $43,712)              43,967
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.2%
U.S. TREASURY BONDS -- 5.6%
   6.250%, 08/15/23#                                10,810           12,560
   6.000%, 02/15/26#                                 3,820            4,329
   5.500%, 08/15/28                                    160              171
   5.250%, 02/15/29#                                 1,525            1,576
                                                                   --------
                                                                     18,636
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 12.6%
   6.500%, 02/15/10#                                 3,165            3,643
   5.875%, 11/15/04#                                23,665           23,880
   4.875%, 02/15/12#                                 5,800            6,184
   4.375%, 05/15/07#                                 8,190            8,558
                                                                   --------
                                                                     42,265
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $60,006)                       60,901
--------------------------------------------------------------------------------
CORPORATE BONDS -- 38.2%
AEROSPACE -- 0.9%
  Boeing
   6.100%, 03/01/11#                                 1,640            1,789
   6.125%, 02/15/33#                                 1,200            1,241
                                                                   --------
                                                                      3,030
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.8%
  Ford Motor
   7.375%, 10/28/09                                $   675         $    740
   6.375%, 02/01/29                                  1,675            1,473
  General Motors
   8.000%, 11/01/31                                  2,000            2,078
   5.625%, 05/15/09#                                   765              778
  Lear
   5.750%, 08/01/14                                  1,000            1,034
                                                                   --------
                                                                      6,103
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.6%
  Abitibi-Consolidated
   8.850%, 08/01/30                                    800              798
  Alcoa
   7.375%, 08/01/10                                  2,310            2,700
  Terex
   9.250%, 07/15/11                                    390              439
  Weyerhaeuser
   6.876%, 12/15/33                                  1,255            1,360
                                                                   --------
                                                                      5,297
--------------------------------------------------------------------------------
CABLE -- 1.0%
  Comcast Cable Communications
   7.125%, 06/15/13                                  1,450            1,639
  Cox Communications
   6.750%, 03/15/11                                  1,500            1,590
                                                                   --------
                                                                      3,229
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
  Iron Mountain
   8.625%, 04/01/13                                    370              401
  Mandalay Resort Group
   6.500%, 07/31/09                                    250              260
   6.375%, 12/15/11                                    350              361
  Park Place Entertainment
   7.500%, 09/01/09                                    500              556
                                                                   --------
                                                                      1,578
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.5%
  Argosy Gaming
   9.000%, 09/01/11                                     15               17
  Argosy Gaming 144A (A)
   7.000%, 01/15/14                                    400              410
  Centex#
   5.125%, 10/01/13                                    975              962
  Cole National Group
   8.875%, 05/15/12                                    350              383
  KH Home
   6.375%, 08/15/11                                    810              847
  Office Depot
   6.250%, 08/15/13                                  1,000            1,070
  Yum! Brands
   7.450%, 05/15/05                                  1,339            1,384
                                                                   --------
                                                                      5,073
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER NON-CYCLICAL -- 2.6%
  Brunswick
   5.000%, 06/01/11                                 $  950         $    978
  Bunge Limited
   5.875%, 05/15/13                                  1,000            1,044
  Constellation Brands
   8.125%, 01/15/12                                    690              754
  Del Monte
   9.250%, 05/15/11                                    150              167
  Dole Foods
   8.875%, 03/15/11                                    250              269
  ITT Industries
   7.375%, 11/15/15                                    660              703
  Kroger
   6.375%, 03/01/08                                  1,625            1,770
  Mohegan Tribal Gaming
   7.125%, 08/15/14                                    500              516
  Safeway
   4.950%, 08/16/10                                  1,500            1,521
  Station Casinos
   6.500%, 02/01/14                                    800              804
                                                                   --------
                                                                      8,526
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.5%
  Clear Channel Communications
   5.750%, 01/15/13                                  1,575            1,617
  Entravision Communications
   8.125%, 03/15/09                                    310              329
  Lin Television
   6.500%, 05/15/13                                    255              252
  MGM Mirage
   8.375%, 02/01/11                                    550              600
  Royal Caribbean Cruises
   8.000%, 05/15/10                                    250              279
   6.875%, 12/01/13                                    510              532
  Walt Disney
   6.200%, 06/20/14                                  1,250            1,358
                                                                   --------
                                                                      4,967
--------------------------------------------------------------------------------
ENERGY -- 3.1%
  Conoco
   6.950%, 04/15/29                                  2,550            2,941
  Duke Energy
   5.625%, 11/30/12                                    500              521
  EnCana
   6.500%, 08/15/34                                    820              871
  Kinder Morgan
   6.500%, 09/01/12                                  1,310            1,429
  Sunoco Logistics Partners Operations
   7.250%, 02/15/12                                    800              918
  Wisconsin Energy
   5.500%, 12/01/08                                  1,650            1,762
  XTO Energy
   6.250%, 04/15/13                                    350              380
   4.900%, 02/01/14                                  1,530            1,516
                                                                   --------
                                                                     10,338
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
FINANCIALS -- 12.9%
  Americo Life 144A (A)
   7.875%, 05/01/13                                 $  500         $    523
  Associates
   6.875%, 11/15/08                                  1,093            1,223
  Bank of America
   7.800%, 09/15/16                                    825            1,014
  Bear Stearns
   7.800%, 08/15/07                                    675              759
  Cit Group Holdings#
   7.750%, 04/02/12                                  1,395            1,649
  First Union
   7.800%, 08/18/10                                  2,000            2,361
  Fleet Boston Financial
   6.500%, 03/15/08                                  2,775            3,042
  General Electric Capital
   6.750%, 03/15/32                                  2,300            2,621
  Goldman Sachs Group
   6.125%, 02/15/33                                  1,655            1,663
  Household Finance
   6.400%, 06/17/08                                    400              439
   4.750%, 07/15/13                                  3,000            2,965
  International Lease Finance
   6.375%, 03/15/09                                  1,894            2,079
  JP Morgan Chase
   6.625%, 03/15/12                                  1,600            1,790
   5.750%, 01/02/13                                  1,240            1,318
  Lehman Brothers Holdings#
   7.000%, 02/01/08                                  2,000            2,218
   6.625%, 02/15/08                                  1,000            1,099
  MBNA
   6.125%, 03/01/13                                  1,595            1,707
  Merrill Lynch#
   6.000%, 02/17/09                                  1,725            1,872
  Morgan Stanley Dean Witter#
   4.750%, 04/01/14                                  3,000            2,907
  Pxre Capital Trust I
   8.850%, 02/01/27                                    415              413
  SLM
   5.375%, 05/15/14                                  1,840            1,887
  Wachovia#
   5.250%, 08/01/14                                    250              256
  Wells Fargo
   7.550%, 06/21/10                                  2,250            2,647
   4.747%, 07/25/34                                  4,000            3,967
  WR Berkley
   6.150%, 08/15/19                                    835              839
                                                                   --------
                                                                     43,258
---------------------------------------------------------------------------
HEALTHCARE -- 0.4%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                  1,000            1,242
---------------------------------------------------------------------------
INDUSTRIALS -- 2.2%
  Bowater
   6.500%, 06/15/13                                    800              785

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- CONTINUED
  D.R. Horton
   9.375%, 03/15/11                                 $   50         $     56
   6.875%, 05/01/13                                    710              767
  International Paper
   5.850%, 10/30/12                                    755              797
  Kennametal
   7.200%, 06/15/12                                    860              937
  Lear
   8.110%, 05/15/09                                    550              639
  Magellan Midstream Partners
   6.450%, 06/01/14                                    880              926
  Packaging Corp of America
   5.750%, 08/01/13                                  1,490            1,531
  Stone Container
   9.250%, 02/01/08                                    365              410
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                    532              593
                                                                   --------
                                                                      7,441
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
  Marsh & McLennan
   5.875%, 08/01/33                                    850              851
--------------------------------------------------------------------------------
REAL ESTATE -- 1.2%
  Beazer Homes
   6.500%, 11/15/13                                    720              711
  Pulte Homes
   6.375%, 05/15/33                                    860              834
  Simon Property Group
   5.625%, 08/15/14                                  1,000            1,022
  Toll Brothers
   8.250%, 12/01/11                                    450              497
   4.950%, 03/15/24                                  1,000              966
                                                                   --------
                                                                      4,030
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Equity Office Properties Trust
   4.750%, 03/15/14                                  1,000              957
  Host Marriott
   7.125%, 11/01/13                                    400              409
  Istar Financial
   7.700%, 07/15/17                                    400              450
   6.000%, 12/15/10                                    500              518
                                                                   --------
                                                                      2,334
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.5%
  Hewlett-Packard
   7.150%, 06/15/05                                    750              779
  Motorola#
   7.625%, 11/15/10                                    785              915
                                                                   --------
                                                                      1,694
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.4%
  British Telecom
   8.875%, 12/15/30                                  1,000            1,303


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Crown Castle International
   9.375%, 08/01/11                                 $  200         $    232
   7.500%, 12/01/13                                    215              216
  Deutsche Telecom
   8.500%, 06/15/10                                  1,080            1,297
  DIRECTV Group
   8.375%, 03/15/13                                    400              457
  France Telecom
   8.750%, 03/01/11                                  1,235            1,475
  Mediacom LLC
   9.500%, 01/15/13                                    400              394
  Rogers Cable
   7.875%, 05/01/12                                    735              802
  Sprint Capital
   8.375%, 03/15/12                                  1,285            1,551
  Telecom Italia 144A (A)
   5.250%, 11/15/13                                  1,360            1,384
  Triton PCS
   8.750%, 11/15/11                                    410              282
  Verizon Global Funding#
   7.750%, 12/01/30                                  1,800            2,138
                                                                   --------
                                                                     11,531
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.1%
  FedEx
   6.720%, 01/15/22                                  1,456            1,639
  Overseas Shipholding
   8.750%, 12/01/13                                    480              529
  Union Pacific
   6.625%, 02/01/29                                    980            1,051
   3.625%, 06/01/10                                    645              617
                                                                   --------
                                                                      3,836
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
  AEP Texas Central
   6.650%, 02/15/33                                    965            1,042
  Calpine Canada Energy
   8.500%, 05/01/08                                    300              193
  Dominion Resources
   6.750%, 12/15/32                                  1,258            1,331
  Public Service of Colorado
   4.375%, 10/01/08                                    710              727
                                                                   --------
                                                                      3,293
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $122,425)                               127,651
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.9%
AUTOMOTIVE -- 1.5%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A 144A (A)
   3.850%, 10/20/06                                  2,000            2,031
  ANRC Auto Owner Trust, Series 2001-A,
   Cl A4
   4.320%, 06/16/08                                    259              260
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                  2,614            2,623
                                                                   --------
                                                                      4,914
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
CREDIT CARDS -- 0.8%
  Discover Card Master Trust, Series 1999-6,
   Cl A
   6.850%, 07/17/07                                $ 2,779         $  2,830
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.1%
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                    197              205
--------------------------------------------------------------------------------
OTHER -- 3.5%
  Atlantic City Electric Transition Funding LLC,
   Series 2002-1, Cl A4
   5.550%, 10/20/23                                  3,175            3,320
  JCP&L Transition Funding LLC,
   Series 2002-A,Cl A4
   6.160%, 06/05/19                                  5,000            5,548
  Railcar Leasing LLC, Series 1,
   Cl A1 144A (A)
   6.750%, 07/15/06                                  2,779            2,892
                                                                   --------
                                                                     11,760
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                  3,000            3,513
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $22,600)                         23,222
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
  First Horizon Mortgage Trust,
   Series 2004-4, Cl 2A3
   4.500%, 07/25/19                                  4,294            4,126
  Freddie Mac, Series 2699, Cl TC
   4.000%, 11/15/18                                  9,500            8,703
  Residential Funding Mortgage Securities,
   Series 2004-S6, Cl 3A2
   4.500%, 06/25/19                                  7,200            6,733
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $18,620)             19,562
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.0%
  Thirty-Seventh FHA Insurance Project (B) (C)
   7.430%, 05/01/22                                    152              152
--------------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities (Cost $152)                 152
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.5%
  Armada Money Market Fund, Class I+             5,025,768            5,026
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $5,026)                      5,026
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.1% (Cost $323,015)*                              331,127
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 32.8% FLOATING RATE NOTES -- 5.2%
  First Tennessee Bank
   1.580%, 06/07/05                                $ 5,000         $  4,999
  Lehman Brothers
   1.653%, 05/16/05                                  5,000            5,000
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                  7,500            7,500
                                                                   --------
                                                                     17,499
--------------------------------------------------------------------------------
MASTER NOTE -- 1.5%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  5,000            5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 26.1%
  Bank of America
   1.610%, 09/01/04                                 10,832           10,832
  Bear Stearns & Co.
   1.641%, 09/01/04                                 30,000           30,000
  Dresdner Securities
   1.610%, 09/01/04                                 12,000           12,000
  Lehman Brothers
   1.633%, 09/01/04                                 34,456           34,456
                                                                   --------
                                                                     87,288
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $109,787)                             109,787
--------------------------------------------------------------------------------
Total Investments -- 131.9% (Cost $432,802)                         440,914
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (31.9)%                              (106,637)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $334,277
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $323,015.
     GROSS UNREALIZED APPRECIATION (000)            $8,882
     GROSS UNREALIZED DEPRECIATION (000)              (770)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $8,112
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $107,716.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $151,611 AND REPRESENTS LESS THAN 0.1% OF NET ASSETS AS OF AUGUST 31, 2004.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL -- CLASS
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 24.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.0%
   7.000%, 07/15/05#                               $30,500         $ 31,806
   6.000%, 12/15/05#                                 3,935            4,123
   4.000%, 09/25/17                                  2,042            2,063
   3.750%, 09/25/11                                  1,460            1,468
   3.500%, 12/25/16                                  2,287            2,300
                                                                   --------
                                                                     41,760
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 0.2%
   4.500%, 12/16/29                                    392              399
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $42,162)                                                     42,159
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.7%
U.S. TREASURY NOTES -- 20.7%
   2.000%, 08/31/05#                                31,975           31,999
   1.625%, 02/28/06#                                 4,100            4,068
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $35,996)                       36,067
--------------------------------------------------------------------------------
CORPORATE BONDS -- 19.8%
AEROSPACE -- 0.5%
  Boeing Capital
   4.290%, 06/20/05                                    800              811
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.1%
  Weyerhaeuser
   5.500%, 03/15/05                                    150              152
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.4%
  Centex
   9.750%, 06/15/05                                    750              789
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.9%
  Coca-Cola Enterprises
   8.000%, 01/04/05                                  1,000            1,019
  Safeway
   7.250%, 09/15/04                                    105              105
   6.150%, 03/01/06                                    500              524
                                                                   --------
                                                                      1,648
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.5%
  Gannett
   4.950%, 04/01/05                                  1,000            1,015
  Time Warner
   7.750%, 06/15/05                                    700              726
  Walt Disney
   7.300%, 02/08/05                                    875              895
                                                                   --------
                                                                      2,636
--------------------------------------------------------------------------------
FINANCIALS -- 11.4%
  American General Finance
   7.250%, 05/15/05                                  1,000            1,036
  Ameritech Capital Funding
   6.300%, 10/15/04                                    900              905


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Bank of America
   6.875%, 02/15/05                                $   800         $    817
   6.500%, 03/15/06                                    500              529
  Bank One
   7.000%, 07/15/05                                  1,175            1,222
  Bear Stearns
   7.625%, 02/01/05                                    750              767
   6.650%, 12/01/04                                    250              253
  Caterpillar Financial Services
   4.690%, 04/25/05                                    680              692
  Chase Manhattan
   6.500%, 08/01/05                                    100              104
  Citicorp
   6.750%, 08/15/05                                  1,000            1,041
  First Bank
   7.625%, 05/01/05                                    500              517
  Fleet National Bank
   8.625%, 02/15/05                                  1,000            1,032
  General Electric Capital
   7.250%, 02/01/05                                    345              352
  Household Finance
   7.250%, 05/15/06                                    500              538
   3.375%, 02/21/06                                  1,225            1,236
  International Lease Finance
   4.000%, 01/17/06                                    241              246
  John Deere Capital
   4.125%, 07/15/05                                  1,325            1,346
  JP Morgan Chase
   7.625%, 09/15/04                                    150              150
   6.250%, 12/15/05                                    425              446
  KeyCorp
   4.625%, 05/16/05                                  1,000            1,016
  Lehman Brothers Holdings
   6.625%, 02/05/06                                    980            1,032
  MBNA
   7.750%, 09/15/05                                    750              786
  Mellon Funding
   7.500%, 06/15/05                                    695              722
  Merrill Lynch
   6.000%, 11/15/04                                    200              202
  Morgan Stanley Dean Witter
   6.100%, 04/15/06                                    225              237
  Norwest Financial
   7.500%, 04/15/05                                    500              517
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                    105              107
  SLM, Series A
   3.500%, 09/30/06                                    900              914
  Spears, Leads & Kellogg
   8.250%, 08/15/05                                  1,000            1,049
                                                                   --------
                                                                     19,811
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.4%
  Computer Sciences
   7.500%, 08/08/05                                  1,162            1,211

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Hewlett-Packard
   7.150%, 06/15/05                                $ 1,500         $  1,558
  IBM
   4.125%, 06/30/05                                    855              869
  Rockwell
   6.625%, 06/01/05                                    470              484
                                                                   --------
                                                                      4,122
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
  GTE Hawaii Telephone
   6.750%, 02/15/05                                  1,000            1,019
  GTE Southwest
   6.000%, 01/15/06                                  1,000            1,046
  TCI Communications
   8.350%, 02/15/05                                    500              513
                                                                   --------
                                                                      2,578
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.8%
  CSX
   2.750%, 02/15/06                                    666              663
  Union Pacific
   7.600%, 05/01/05                                    750              776
                                                                   --------
                                                                      1,439
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
  Dominion Resources
   2.800%, 02/15/05                                    500              501
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $34,559)                                 34,487
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.3%
AUTOMOTIVE -- 9.7%
  ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                  1,858            1,868
  Chase Manhattan Automobile Owner Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                  1,672            1,688
  Chase Manhattan Automobile Owner Trust,
   Series 2002-A, Cl A3
   3.490%, 03/15/06                                    160              160
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                    596              599
  Daimler Chrysler Automobile Trust,
   Series 2001-D, Cl A4
   3.780%, 02/06/07                                  3,000            3,028
  Ford Credit Automotive Owner Trust,
   Series 2001-C, Cl A5
   5.250%, 09/15/05                                    890              892
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                  2,750            2,740
  Honda Auto Receivables Owner Trust
   Series 2003-5 CI A3
   2.300%, 10/18/07                                  3,700            3,694


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Morgan Stanley Auto Loan Trust,
   Series 2003-HB1, Cl A1
   1.460%, 07/15/07                                $ 2,186         $  2,175
                                                                   --------
                                                                     16,844
--------------------------------------------------------------------------------
CREDIT CARDS -- 12.2%
  Bank One Issuance Trust,
   Series 2002-A4, Cl A4
   2.940%, 06/16/08                                  3,400            3,424
  Bank One Issuance Trust,
   Series 2003-A2, Cl A2 (A)
   1.650%, 10/15/08                                  3,000            3,004
  Chase Credit Card Master Trust,
   Series 2002-B, Cl A (A)
   1.660%, 03/17/08                                  3,400            3,404
  Citibank Credit Card Issuance Trust,
   Series 01-A6, Cl A
   5.650%, 06/16/08                                  2,500            2,630
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                  3,500            3,513
  Fleet Credit Card Master Trust II,
   Series 2001-C, Cl A
   3.860%, 03/15/07                                  2,700            2,704
  MBNA Master Credit Card Trust
   Series 1995-C Cl A
   6.450%, 02/15/08                                  2,500            2,585
                                                                   --------
                                                                     21,264
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 3.4%
  Ameriquest Mortgage Securities, Inc.
   Series 2003-5, Cl A3
   3.027%, 07/25/33                                  1,000            1,000
  Chase Funding Mortgage Loan,
   Series 2003-4, Cl 1A1 (A)
   1.570%, 09/25/17                                  1,592            1,593
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2
   2.948%, 01/25/33                                  1,841            1,843
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                  1,447            1,490
                                                                   --------
                                                                      5,926
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $44,150)                         44,034
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 1A1
   3.234%, 02/25/33                                    252              252
  Fannie Mae, Series 2003-13, Cl PA
   4.250%, 10/25/16                                  1,163            1,172
  Fannie Mae, Series 2003-16, Cl PA
   4.500%, 11/25/09                                  1,318            1,334
  Fannie Mae, Series 2003-24, Cl PH
   4.000%, 11/25/09                                  1,604            1,619

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
  Fannie Mae, Series 2003-41, Cl YN
   4.000%, 05/25/17                                $ 1,767         $  1,785
  Fannie Mae, Series 2006-6, Cl JT
   4.500%, 06/25/16                                    653              652
  Freddie Mac, Series 2660, Cl MH
   3.500%, 05/15/18                                  2,006            2,023
  Freddie Mac, Series 2701, Cl OJ
   2.750%, 01/15/11                                  2,000            2,002
  Freddie Mac, Series 2707, Cl OK
   3.500%, 05/15/10                                  2,500            2,525
  Freddie Mac, Series 2708, Cl DA
   3.500%, 04/15/19                                  2,393            2,408
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
  (Cost $15,836)                                                     15,772
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.5%
  Armada Money Market Fund, Class I+               919,865              920
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $920)                          920
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
  Securities -- 99.6% (Cost $173,623)*                              173,439
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.8% FLOATING RATE NOTE -- 1.4%
  Morgan Stanley Dean Witter
   1.643%, 02/18/05                                $ 2,500            2,500
--------------------------------------------------------------------------------
MASTER NOTE -- 1.4%
  Bear Stearns & Co.
   1.713%, 09/01/04                                  2,500            2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.0%
  Bank of America
   1.610%, 09/01/04                                 14,204           14,204
  Bear Stearns & Co.
   1.683%, 09/01/04                                  5,000            5,000
  Lehman Brothers
   1.633%, 09/01/04                                 19,065           19,065
                                                                   --------
                                                                     38,269
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $43,269)                               43,269
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
--------------------------------------------------------------------------------
Total Investments -- 124.4% (Cost $216,892)                        $216,708
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (24.4)%                               (42,540)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $174,168
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $173,623.
     GROSS UNREALIZED APPRECIATION (000)             $ 265
     GROSS UNREALIZED DEPRECIATION (000)              (449)
                                                     -----
     NET UNREALIZED DEPRECIATION (000)               $(184)
                                                     =====

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $42,382.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
ALASKA -- 0.7%
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                 $1,100         $  1,217
--------------------------------------------------------------------------------
ARIZONA -- 1.8%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) Series A
   5.300%, 06/01/06                                  1,000            1,042
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                  1,500            1,849
                                                                   --------
                                                                      2,891
--------------------------------------------------------------------------------
CALIFORNIA -- 0.2%
  Foothill/Eastern Corridor Capital
   Appreciation (RB) (ETM) (FSA) (B)
   0.000%, 01/01/29                                  1,000              285
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power
   Development Authority (RB) Series A
   6.300%, 09/01/14                                     35               35
--------------------------------------------------------------------------------
CONNECTICUT -- 3.0%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                  1,000            1,139
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                  1,770            1,835
  Connecticut State Transportation
   Infrastructure (RB)
   5.375%, 09/01/08                                  1,700            1,885
                                                                   --------
                                                                      4,859
--------------------------------------------------------------------------------
DELAWARE -- 1.8%
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                  1,250            1,346
  McDonald Tax Exempt Municipal Trust (A)
   1.750%, 01/15/09                                  1,535            1,535
                                                                   --------
                                                                      2,881
--------------------------------------------------------------------------------
FLORIDA -- 3.8%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                  1,630            1,743
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                    135              185
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                  1,000            1,118
  Florida Department of Transportation,
   Right of Way Project (GO)
   6.000%, 07/01/07                                  1,000            1,107
  Gulf Breeze Capital Funding (RB) (MBIA)
   Series B (A)
   4.174%, 12/01/17                                  1,000            1,047


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                 $1,000         $  1,058
                                                                   --------
                                                                      6,258
--------------------------------------------------------------------------------
GEORGIA -- 6.5%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                  2,000            2,305
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                  1,750            1,971
  Fulton County Housing Authority,
   Single-Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                     10               10
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                  2,000            2,331
  Georgia State (GO) Series B
   6.650%, 03/01/09                                  1,000            1,171
  Georgia State (GO) Series C
   6.250%, 08/01/06                                  1,000            1,085
  Metropolitan Atlanta Rapid Transportation
   Authority Second Indenture Project
   (RB) (MBIA) Series A
   5.625%, 07/01/20                                  1,500            1,623
                                                                   --------
                                                                     10,496
--------------------------------------------------------------------------------
ILLINOIS -- 4.1%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                  1,000            1,127
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (B)
   0.000%, 12/01/28                                  2,175              592
  Illinios State (GO)
   5.500%, 02/01/16                                  1,000            1,118
  Illinois Highway Toll Authority
   (RB) (FSA) Series A
   5.500%, 01/01/13                                  1,000            1,138
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                  1,000            1,162
  Lake County Community School District
   No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                  1,000            1,117
  Metropolitan Pier & Exposition Authority
   (RB) (MBIA) Series A (B)
   0.000%, 06/15/22                                  1,000              418
                                                                   --------
                                                                      6,672
--------------------------------------------------------------------------------
INDIANA -- 3.1%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB)
   6.250%, 01/05/16                                  1,750            2,055

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                 $  500         $    525
  Hammond Multi-School Building
   Corporation, First Mortgage (RB) (ETM)
   Series B
   6.000%, 01/15/18                                  1,000            1,185
  Indianapolis Local Improvement Project
   (RB) (AMBAC) Series D
   5.375%, 02/01/17                                  1,250            1,356
                                                                   --------
                                                                      5,121
--------------------------------------------------------------------------------
KENTUCKY -- 2.1%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                  3,000            3,356
--------------------------------------------------------------------------------
MARYLAND -- 0.6%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                  1,000            1,035
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.5%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                  1,355            1,527
   5.500%, 02/01/17                                  1,765            1,971
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                  1,000            1,124
  Massachusetts Bay Transportation
   Authority, General Transportation
   Systems Project (RB) Series A
   5.800%, 03/01/11                                  1,000            1,151
   5.750%, 03/01/18                                    655              681
  Massachusetts Bay Transportation
   Authority, General Transportation
   Systems Project, Prerefunded 03/01/05
   @ 102 (RB) Series A
   5.750%, 03/01/18                                  2,385            2,486
  Massachusetts Bay Transportation
   Authority, General Transportation
   Systems Project, Prerefunded 03/01/09
   @ 101 (RB) (FGIC) Series A
   5.500%, 03/01/15                                  1,500            1,697
                                                                   --------
                                                                     10,637
--------------------------------------------------------------------------------
MICHIGAN -- 1.9%
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                  2,000            2,227
  Michigan Municipal Bond Authority,
   School Loan, Prerefunded 12-01-08
   @ 101 (RB)
   5.250%, 12/01/12                                    750              842
                                                                   --------
                                                                      3,069
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MINNESOTA -- 1.3%
  Minnesota (GO)
   6.000%, 05/01/06                                 $1,000         $  1,071
  North St. Paul Maplewood Independent
   School District No. 622, Prerefunded
   02/01/05 @ 100 (GO) (MBIA) Series A
   6.875%, 02/01/15                                  1,000            1,023
                                                                   --------
                                                                      2,094
--------------------------------------------------------------------------------
MISSOURI -- 1.8%
  Missouri Environmental Improvement
   Authority, Revolving Fund Program
   (RB) Series A
   6.000%, 01/01/07                                  1,545            1,687
  Missouri Environmental Improvement
   Water Authority, Revolving Fund Program
   (RB) Series B
   5.500%, 07/01/16                                  1,000            1,170
                                                                   --------
                                                                      2,857
--------------------------------------------------------------------------------
NEVADA -- 3.5%
  Clark County School District
   (GO) (FSA) Series F
   5.500%, 06/15/17                                  1,000            1,119
  Clark County Transportation Authority
   (GO) Series B
   5.750%, 12/01/16                                  2,000            2,268
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                  1,000            1,114
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                  1,000            1,144
                                                                   --------
                                                                      5,645
--------------------------------------------------------------------------------
NEW JERSEY -- 1.3%
  New Jersey Transportation Trust Fund
   (RB) (AMBAC) Series B
   6.000%, 06/15/05                                  2,000            2,071
--------------------------------------------------------------------------------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                  1,000            1,037
   6.000%, 07/01/07                                  1,000            1,103
                                                                   --------
                                                                      2,140
--------------------------------------------------------------------------------
NEW YORK -- 1.7%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                  1,300            1,553
  New York State Power Authority,
   Prerefunded 01/01/10 @ 100
   7.000%, 01/01/18                                  1,000            1,210
                                                                   --------
                                                                      2,763
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.2%
  Charlotte Water and Sewer System (RB)
   5.500%, 06/01/14                                  1,675            1,900
--------------------------------------------------------------------------------

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- 16.9%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                 $1,000         $  1,132
   5.500%, 04/01/09                                  1,150            1,286
  Clermont County Water Works,
   Sewer District Project (RB) (AMBAC)
   5.250%, 08/01/15                                  1,830            2,051
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) Series A (B)
   0.000%, 12/01/12                                    400              251
   0.000%, 12/01/15                                    420              222
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (MBIA) Series B (B)
   0.000%, 12/01/16                                    815              407
  Cleveland Public Power Systems, First
   Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                    995            1,159
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                  1,000            1,115
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                    545              644
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                    570              605
   5.000%, 12/01/19                                    495              523
  Hamilton County (GO)
   5.200%, 12/01/14                                  1,545            1,655
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                  1,100            1,220
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                  1,500            1,539
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/15                                  1,245            1,448
   5.500%, 12/01/16                                    500              582
  Massillon Parks & Recreation (GO) (AMBAC)
   5.500%, 12/01/18                                  1,405            1,572
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                  1,125            1,308
  Ohio Housing Finance Agency
   (RB) (AMT) (GNMA)
   5.350%, 09/01/04                                     95               95
  Ohio Housing Finance Agency,
   Single-Family Housing Mortgage,
   Prerefunded 01/15/13 @81.88 (RB)
   (FGIC) (B)
   0.000%, 01/15/15                                  1,920            1,117
  Ohio State Higher Education (GO)
   Series A
   5.375%, 08/01/18                                  1,000            1,107
  Ohio State Higher Education (GO)
   Series B
   5.250%, 11/01/12                                  1,000            1,134


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                 $  500         $    578
   5.500%, 02/15/18                                  1,000            1,159
  Ohio Turnpike Commission Authority
   (RB) (FSA) Series B
   5.500%, 02/15/13                                  1,000            1,151
  Perrysburg Exempted Village School District
   (GO)
   5.350%, 12/01/25                                  1,000            1,055
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                  1,200            1,308
                                                                   --------
                                                                     27,423
--------------------------------------------------------------------------------
OKLAHOMA -- 1.8%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                  2,500            2,976
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.9%
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                    500              527
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                  2,000            2,388
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding Program
   (RB) (FGIC)
   5.250%, 06/15/12                                  1,000            1,104
  Pittsburgh School District, Prerefunded
   09/01/06 @ 100 (GO) (AMBAC) Series A
   5.500%, 09/01/12                                  3,050            3,276
  State Public School Building Authority,
   Montgomery County Community
   College Project (RB)
   4.600%, 05/01/12                                    160              173
  Westmoreland County Capital Appreciation
   (RB) (MBIA) Series A (B)
   0.000%, 08/15/23                                  1,345              529
                                                                   --------
                                                                      7,997
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.0%
  Charleston County Public Improvement (GO)
   6.000%, 09/01/09                                  1,000            1,154
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                  2,000            2,140
                                                                   --------
                                                                      3,294
--------------------------------------------------------------------------------
TENNESSEE -- 3.7%
  Nashville & Davidson County Metropolitan
   Government (GO)
   6.000%, 12/01/10                                  1,500            1,750
  Shelby County (GO) Series B
   5.200%, 12/01/09                                  2,000            2,166
  Tennessee State (GO) Series B
   6.000%, 05/01/05                                  2,000            2,060
                                                                   --------
                                                                      5,976
--------------------------------------------------------------------------------

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- 9.2%
  Austin Water & Wastewater System
   (RB) (AMBAC) Series A
   5.500%, 11/15/14                                 $1,000         $  1,160
  Comal Independent School District (GO)
   5.500%, 02/01/19                                    500              554
  Conroe Independent School District (GO)
   5.500%, 02/15/15                                  2,500            2,755
  El Paso County Colonial Falcon School
   District #49 (GO) (FGIC)
   5.750%, 12/01/15                                  1,665            1,920
  Houston Texas Water & Sewer System
   (RB) (FSA) Series A
   5.500%, 12/01/13                                    800              903
  Houston Texas Water & Sewer System,
   Prerefunded 12/01/11 @ 100
   (RB) (FSA) Series A
   5.500%, 12/01/13                                    700              808
  Plano Independent School District (GO)
   6.000%, 02/15/06                                  1,000            1,061
  Plano Independent School District,
   Prerefunded 08/15/05 @ 100 (GO)
   5.900%, 02/15/10                                  1,000            1,021
  Robinson Independent School District (GO)
   5.750%, 08/15/12                                    575              647
  Texas State Water Financial Assistance (GO)
   5.500%, 08/01/17                                  1,125            1,256
  United Independent School District (GO)
   5.375%, 08/15/16                                  1,585            1,762
  Williamson County (GO) (FSA)
   5.500%, 02/15/16                                  1,000            1,117
                                                                   --------
                                                                     14,964
--------------------------------------------------------------------------------
UTAH -- 1.4%
  Intermountain Power Agency (RB) (FSA)
   Series E
   6.250%, 07/01/09                                  2,000            2,313
--------------------------------------------------------------------------------
VERMONT -- 3.6%
  Burlington Electric (RB) (MBIA)
   6.000%, 07/01/07                                  1,355            1,496
  Vermont Educational & Health Buildings
   Financing Authority, Middlebury College
   Project (RB)
   5.500%, 11/01/16                                  2,000            2,177
  Vermont Municipal Bond Bank
   (RB) (AMBAC) Series 2
   5.500%, 12/01/10                                  2,000            2,127
                                                                   --------
                                                                      5,800
--------------------------------------------------------------------------------
WASHINGTON -- 2.4%
  Seattle Municipal Light & Power (RB)
   5.625%, 12/01/18                                  3,500            3,880
--------------------------------------------------------------------------------
WISCONSIN -- 2.2%
  Cottage Grove (GO) (FSA)
   4.700%, 08/01/07                                    260              263


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  Fond du Lac School District (GO)
   5.750%, 04/01/17                                 $1,000         $  1,153
  Milwaukee (GO)
   6.000%, 02/01/07                                  2,000            2,182
                                                                   --------
                                                                      3,598
--------------------------------------------------------------------------------
PUERTO RICO -- 2.1%
  Commonwealth of Puerto Rico
   (GO) (MBIA)
   6.250%, 07/01/09                                  2,000            2,328
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                  1,000            1,113
                                                                   --------
                                                                      3,441
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $150,251)                               159,944
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.7%
  Armada Tax Exempt Money Market, Class I+       1,198,614            1,199
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,199)                      1,199
--------------------------------------------------------------------------------
Total Investments -- 99.1% (Cost $ 151,450)*                        161,143
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.9%                                    1,433
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $162,576
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $151,450.
     GROSS UNREALIZED APPRECIATION (000)            $9,842
     GROSS UNREALIZED DEPRECIATION (000)              (149)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $9,693
                                                    ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
MICHIGAN -- 89.9%
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                 $  350         $    412
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                  1,380            1,654
   8.250%, 05/01/09                                  1,380            1,709
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                  1,000            1,044
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                  1,000            1,128
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                  1,000            1,032
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                  2,000            2,196
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                  1,600            1,899
  Detroit School District (GO) (FGIC) Series B
   5.000%, 05/01/17                                  1,000            1,059
  Detroit Sewer Disposal System (RB) (MBIA)
   Series A
   6.000%, 07/01/07                                  2,500            2,763
  Detroit Sewer Disposal System (RB) (MBIA)
   Series B
   6.000%, 07/01/09                                  1,000            1,148
   6.000%, 07/01/10                                  1,380            1,603
  Detroit Water Supply System (RB) (FGIC)
   6.500%, 07/01/15                                  1,000            1,237
  Detroit Water Supply System (RB) (MBIA)
   Series A
   6.000%, 07/01/13                                  1,000            1,190
  Detroit Water Supply System (RB) (MBIA)
   Series B
   5.550%, 07/01/12                                  2,000            2,311
  Ecorse Public School District (GO) (FGIC)
   6.500%, 05/01/07                                  1,350            1,500
  Flint (GO) (MBIA)
   6.000%, 11/01/04                                  1,110            1,118
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                  1,000            1,114
  Goodrich Area School District (GO) (FSA)
   Series A
   5.750%, 05/01/12                                  1,020            1,189
  Goodrich Area School District, Prerefunded
   05/01/05 @ 102 (GO) (AMBAC)
   7.650%, 05/01/11                                  1,125            1,194
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                  1,235            1,388


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                 $1,250         $  1,426
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                  1,570            1,762
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                  1,535            1,754
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                  1,405            1,615
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                  1,500            1,722
  Hartland School District (GO)
   5.050%, 05/01/18                                  1,000            1,070
  Hartland School District, Prerefunded
   05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/12                                  1,325            1,547
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                  1,275            1,464
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                  1,000            1,132
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM) (FGIC)
   Series A
   6.125%, 07/01/07                                  1,520            1,539
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                  1,000            1,125
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13                                  5,000            6,065
  Lake Orion Community School District,
   Prerefunded 05/01/05 @101 (GO) (AMBAC)
   7.000%, 05/01/20                                  2,000            2,094
  Lansing (GO)
   6.000%, 01/01/07                                  1,335            1,451
  Lansing School District, Prerefunded
   05/01/05 @100 (GO)  Series III
   6.875%, 05/01/09                                  2,000            2,072
  Michigan State Building Facilities Authority,
   Prefunded 10/15/07 @ 101 (RB) Series II
   5.000%, 10/15/14                                  1,000            1,098
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                  3,250            3,797
  Michigan State Environmental Protection
   Program (GO) Series A
   5.000%, 05/01/11                                  1,000            1,111
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                    285              312

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Hospital Finance Authority,
   Genesys Health Systems, Prerefunded
   10/01/05 @102 (RB)  Series A
   8.100%, 10/01/13                               $  3,500         $  3,815
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                    665              746
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                    500              584
   6.000%, 09/01/12                                  2,000            2,349
  Michigan State Housing Development
   Authority (RB) (AMT) (AMBAC) Series A
   5.750%, 10/01/04                                  1,525            1,529
  Michigan State South Central Power Agency
   System (RB) (MBIA)
   5.800%, 11/01/05                                  2,000            2,096
   5.700%, 11/01/04                                  1,055            1,062
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (CAPMAC)
   5.800%, 06/15/10                                  3,000            3,069
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                  2,000            2,447
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA)
   7.000%, 07/15/08                                  3,000            3,485
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project (RB)
   Series A
   7.100%, 02/01/06                                  5,000            5,286
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB)
   6.200%, 09/01/20                                  1,000            1,060
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                  2,000            2,279
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                  1,000            1,030
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                  2,075            2,435
  Oakland County Economic Development
   Authority, Cranbrook Community
   Project (RB)
   5.000%, 11/01/17                                  5,000            5,266


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Oakland County Economic Development
   Authority, Cranbrook Community Project,
   Prerefunded 11/01/04 @100 (RB) Series B
   6.375%, 11/01/14                               $  1,000         $  1,009
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                  1,000            1,162
  Rochester Community School District
   (GO) Series II
   5.500%, 05/01/14                                  1,500            1,695
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                  1,665            1,894
  Tecumseh Public Schools (GO)
   5.450%, 05/01/18                                  1,165            1,282
  University of Michigan, Student Fee (RB)
   Series A
   6.000%, 04/01/05                                    500              513
   6.000%, 04/01/06                                  1,315            1,404
  Wayne County Building Authority, Capital
   Improvements (RB) (MBIA) Series A
   6.000%, 06/01/07                                  2,000            2,177
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                  1,680            1,940
  Wyandotte Electric Authority (RB) (MBIA)
   6.250%, 10/01/08                                  3,000            3,240
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                  1,175            1,267
                                                                   --------
                                                                    120,165
--------------------------------------------------------------------------------
PUERTO RICO -- 7.7%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                  2,000            2,328
   6.250%, 07/01/10                                  2,000            2,361
  Commonwealth of Puerto Rico, Electric
   Power Authority (RB) (MBIA) Series W
   6.500%, 07/01/05                                  1,250            1,303
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                  3,000            3,286
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                  1,000            1,113
                                                                   --------
                                                                     10,391
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.2%
  Virgin Islands Public Finance Authority
   (RB) (ETM) Series A
   7.000%, 10/01/04                                    245              246
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $119,919)                               130,802
--------------------------------------------------------------------------------

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER          VALUE
                                                  OF SHARES         (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.2%
  Federated Michigan Tax Free Money
   Market Fund                                         657         $      1
  Fidelity Michigan Municipal Money
   Market Fund                                     206,148              206
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $207)                                    207
--------------------------------------------------------------------------------
Total Investments -- 98.0% (Cost $120,126)*                         131,009
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 2.0%                                    2,665
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $133,674
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $120,126.
     GROSS UNREALIZED APPRECIATION (000)           $10,920
     GROSS UNREALIZED DEPRECIATION (000)               (37)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $10,883
                                                   =======

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CAPMAC -- CAPITAL MARKETS ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.2%
OHIO -- 97.2%
  Akron (GO)
   6.000%, 12/01/12                                 $1,000         $  1,184
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                    935            1,110
   5.750%, 12/01/09                                  1,680            1,875
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                    560              607
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                    245              273
   5.000%, 12/01/08                                    250              275
   4.950%, 12/01/07                                    345              375
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                  1,000            1,097
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                  1,130            1,223
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                    505              579
  Bowling Green State University (RB) (FGIC)
   5.750%, 06/01/12                                  1,000            1,139
  Brecksville-Broadview Heights City School
   District (GO) (FGIC)
   6.500%, 12/01/16                                  1,750            1,947
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                     45               47
  Centerville Capital Facilities, Prerefunded
   12/01/05 @ 101 (GO) (MBIA)
   5.650%, 12/01/05                                    455              482
  Centerville City School District (GO) (FGIC)
   5.500%, 12/01/07                                    500              544
  Chesapeake-Union Exempted Village School
   District (GO) (AMBAC)
   6.250%, 12/01/22                                  1,000            1,175
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                  1,000            1,109
  Cincinnati Water System (RB)
   5.500%, 12/01/10                                  2,000            2,286
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                  1,000            1,121
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series A (B)
   0.000%, 12/01/12                                    420              263
   0.000%, 12/01/15                                    400              211
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series A (B) (C)
   0.000%, 12/01/09                                    825              613
   0.000%, 12/01/18                                    820              366


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series B (B) (C)
   0.000%, 12/01/07                                 $  810         $    749
   0.000%, 12/01/10                                    815              572
   0.000%, 12/01/13                                    815              483
   0.000%, 12/01/19                                    815              343
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA)
   Series H
   6.000%, 01/01/06                                  2,000            2,114
   5.625%, 01/01/13                                  2,000            2,135
  Columbus (GO) Series 2
   5.000%, 06/15/16                                  1,000            1,067
  Copley Fairlawn City School District
   (GO) (TAN)
   4.150%, 12/01/05                                    675              693
  Cuyahoga County (GO)
   5.650%, 05/15/18                                    600              714
  Cuyahoga County Economic Development
   Authority (RB) (LOC - Key Bank)
   2.750%, 12/01/29                                  1,000            1,019
  Cuyahoga County Economic Development
   Authority, University School Project (RB)
   Series B (B)
   5.300%, 12/01/29                                  2,500            2,716
  Cuyahoga County Hospital Facilities
   Authority, University Hospital Systems
   Health Project (RB) (MBIA) Series A
   5.250%, 01/15/08                                  2,000            2,122
  Delaware County (GO)
   6.000%, 12/01/13                                    575              680
  Erie County Garbage & Refuse Landfill
   Improvement (GO)
   5.500%, 12/01/20                                  1,305            1,469
  Fairfield City School District Improvement
   (GO) (FGIC)
   5.500%, 12/01/15                                  1,000            1,133
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                  1,210            1,375
   6.000%, 12/01/09                                    830              958
  Franklin County Hospital Facilities Authority,
   Children's Hospital Project (RB) Series A
   6.000%, 11/01/06                                  1,035            1,118
  Greene County Sewer System Limited Tax
   Authority (GO)
   2.000%, 12/01/05                                  1,000            1,005
  Groveport-Madison Local School
   District (GO)
   2.200%, 12/01/06                                  1,008            1,006
  Hamilton City School District (GO) Series A
   6.150%, 12/01/13                                  1,000            1,205
  Hamilton County (GO)
   5.100%, 12/01/11                                  1,025            1,045

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                 $2,340         $  2,401
  Hamilton County Water System, West Phase
   Project (GO)
   5.500%, 12/01/07                                    240              255
  Indian Hill Exempted Village School
   District (GO)
   5.500%, 12/01/16                                  1,300            1,467
  Lakota Local School District (GO)
   5.700%, 12/01/05 (AMBAC)                            250              263
   5.000%, 12/01/12 (FGIC)                           1,000            1,089
   5.500%, 12/01/16 (FGIC)                             880            1,024
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                  2,000            2,258
  Licking County Joint Vocational School
   District (GO)
   5.375%, 12/01/17                                  1,670            1,868
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                  1,000            1,111
  Lucas County, Hospital Facilities Authority,
   Mercy Hospital Project (RB) (ETM)
   6.000%, 09/01/04                                     15               15
  Mad River Local School District (GO) (FGIC)
   5.750%, 12/01/14                                  1,060            1,258
   5.750%, 12/01/19                                  1,020            1,170
  Mansfield City School District (GO)
   6.250%, 12/01/07                                  1,000            1,125
   6.250%, 12/01/09                                  1,000            1,168
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                    865              904
  Mentor (GO)
   5.250%, 12/01/17                                  1,000            1,080
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                  1,000            1,163
  Middleberg Heights Hospital Authority,
   Southwest General Health Care Center
   Project (RB) (FSA)
   6.750%, 08/15/06                                  1,400            1,525
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                    650              739
   5.750%, 12/01/13                                    640              739
  Montgomery County (GO)
   5.500%, 12/01/20                                  1,515            1,679
   5.375%, 12/01/16                                  1,250            1,390
  Montgomery County Solid Waste Authority
   (RB) (MBIA)
   5.350%, 11/01/10                                    900              953
   5.300%, 11/01/07                                  1,000            1,059
   5.125%, 11/01/08                                    500              528
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                    500              535


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Montgomery County, Sisters of Charity
   Health Care (RB) (MBIA) Series A
   6.500%, 05/15/08                                 $   50         $     50
  Napoleon City School District
   (GO) (AMBAC)
   5.375%, 12/01/18                                  1,000            1,080
  North Canton City School District
   (GO) (AMBAC)
   5.750%, 12/01/06                                    250              258
  North Royalton City School District
   (GO) (MBIA)
   6.625%, 12/01/06                                  1,885            2,074
  Oak Hills Local School District
   (GO) (MBIA)
   5.650%, 12/01/07                                    350              388
  Ohio Building Authority, Adult Correctional
   Building Fund (RB) (AMBAC) Series A
   6.000%, 04/01/06                                  1,930            2,059
   5.500%, 04/01/14                                  1,500            1,647
  Ohio Building Authority, Arts Facility
   Project (RB) Series A
   5.500%, 04/01/16                                  1,000            1,115
   5.200%, 10/01/04                                    500              502
  Ohio Capital Corporation for Housing,
   Housing & Urban Development
   (RB) (FHA) Series D
   5.350%, 02/01/09                                    650              695
  Ohio Common School Capital Facility
   (GO) Series B
   5.500%, 09/15/13                                  2,640            3,046
  Ohio Conservation Projects (GO) Series A
   5.250%, 09/01/16                                  2,100            2,304
  Ohio Department of Administrative
   Services Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                  1,210            1,316
  Ohio Housing Finance Agency, Single
   Family Mortgage (RB) Series A
   6.375%, 04/01/17                                     20               20
  Ohio Infrastructure Improvement,
   Prerefunded 02/01/10 @ 101 (GO) Series A
   5.750%, 02/01/12                                  1,000            1,157
  Ohio State (GO)
   6.200%, 08/01/12                                    860              915
  Ohio State Higher Education Facility
   Authority, University of Dayton
   (RB) (AMBAC)
   5.500%, 12/01/11                                  2,500            2,834
  Ohio State Higher Educational Capital
   Facility, Prerefunded 05/01/10 @ 100
   (GO) Series B
   5.750%, 05/01/11                                  2,820            3,256
  Ohio State Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                    905              979
  Ohio State Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                  1,045            1,192

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Higher Educational Facility
   Commission, Wittenberg University
   Project (RB)
   5.500%, 12/01/18                                 $1,870         $  2,055
  Ohio State Higher Educational Facility
   Commission, Xavier University
   (RB) (MBIA)
   5.300%, 05/15/17                                  2,000            2,184
  Ohio State Higher Educational Facility,
   Kenyon College Project (RB) (A) (B)
   5.050%, 07/01/37                                  1,500            1,585
  Ohio State University General Receipts (RB)
   Series A
   5.750%, 12/01/13                                    615              707
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                  1,500            1,735
  Ohio Turnpike Commission, Prerefunded
   02/15/06 @ 102 (RB) (FSA) Series A
   6.000%, 02/15/07                                  4,100            4,438
  Ohio Water & Pollution Control
   Development Authority, Water Quality
   Loan Funding Project (RB) (MBIA)
   5.000%, 12/01/14                                  1,700            1,811
  Ohio Water Development Authority
   (RB) (AMBAC)
   6.000%, 12/01/06                                  1,075            1,169
  Ohio Water Development Authority,
   Fresh Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                  1,500            1,573
  Ohio Water Development Authority,
   Fresh Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                  1,835            2,142
  Ohio Water Development Authority,
   Pure Water Project (RB) (ETM) (AMBAC)
   Series I
   7.250%, 12/01/08                                    300              329
  Ohio Water Development Authority,
   Pure Water Project (RB) (MBIA)
   5.750%, 12/01/05                                     95               96
  Ohio Water Development Authority,
   Safe Water Project (RB) (AMBAC)
   6.000%, 06/01/07                                  1,715            1,890
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                  1,245            1,382
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                    500              561
  Parma City School District (GO)
   5.550%, 12/01/04                                    200              202
   5.550%, 12/01/05                                    290              301
   5.550%, 12/01/06                                    305              325
  Parma City School District (TAN)
   4.600%, 12/01/04                                  1,360            1,370
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                  1,225            1,437


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                 $1,300         $  1,417
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                    500              531
   5.625%, 11/15/07                                  1,000            1,028
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                    515              546
  Sandusky County Hospital Facility Authority,
   Memorial Hospital Project (RB)
   4.900%, 01/01/05                                    500              500
  Sharonville (GO) (FGIC)
   5.250%, 06/01/13                                  1,000            1,136
  Southwest Licking Local School District
   (GO) (FGIC)
   5.750%, 12/01/15                                    550              652
   5.750%, 12/01/16                                    400              475
  Springboro Sewerage System (RB) (MBIA)
   5.700%, 06/01/18                                  1,260            1,382
  Stow City School District (GO)
   9.125%, 12/01/06                                    580              668
  Strongsville City School District (GO)
   5.900%, 12/01/15                                    175              193
  Strongsville City School District (GO) (MBIA)
   5.200%, 12/01/09                                    670              749
   5.150%, 12/01/08                                  1,000            1,105
  Strongsville, Prerefunded 12/01/06
   @ 102 (GO)
   5.900%, 12/01/15                                  1,400            1,553
  Summit County (GO) (FGIC)
   6.250%, 12/01/11                                  1,235            1,478
   6.000%, 12/01/09                                    790              910
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/20                                  1,000            1,100
  University of Akron General Receipts
   (RB) (AMBAC)
   6.000%, 01/01/07                                    800              871
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                  1,110            1,257
  Upper Arlington City School District
   (GO) (MBIA)
   6.000%, 12/01/05                                  1,170            1,233
  Valley View Village Street Improvement
   (GO) (AMBAC)
   5.550%, 12/01/20                                    450              494
  Vandalia (GO)
   5.350%, 12/01/09                                    505              549
  Warrensville Height City School District
   (GO) (FGIC)
   5.625%, 12/01/20                                  1,400            1,579
  Washington County Hospital Facility
   Authority, Marietta Area Health Care
   Project (RB) (FSA)
   5.375%, 09/01/18                                  1,500            1,621
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                  2,145            2,544

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  West Clermont Local School District
   (GO) (AMBAC)
   5.650%, 12/01/08                                 $1,030         $  1,102
  West Geauga Local School District (GO)
   (AMBAC)
   8.250%, 11/01/12                                    710              952
   5.650%, 11/01/06                                  1,000            1,027
  Westerville (GO)
   5.250%, 12/01/12                                  1,205            1,338
  Westlake City School District (GO) Series A
   6.200%, 12/01/06                                  1,635            1,786
  Wyoming City School District (GO) (FGIC)
   Series B
   5.750%, 12/01/13                                    135              160
   5.750%, 12/01/14                                    690              819
   5.750%, 12/01/15                                    740              878
   5.750%, 12/01/16                                    800              951
   5.750%, 12/01/17                                    400              476
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $153,950)                               163,627
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.5%
  Armada Ohio Municipal Money Market,
   Class I+                                        888,287              888
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $888)                          888
--------------------------------------------------------------------------------
Total Investments -- 97.7% (Cost $ 154,838)*                        164,515
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 2.3%                                    3,888
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $168,403
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $154,838.
     GROSS UNREALIZED APPRECIATION (000)            $9,754
     GROSS UNREALIZED DEPRECIATION (000)               (77)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $9,677
                                                    ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.4%
PENNSYLVANIA -- 92.1%
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                 $  380         $    447
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                    500              536
  Allegheny County Port Authority (RB) (FGIC)
   5.500%, 03/01/13                                    500              566
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                    685              796
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC) (ETM) (B)
   0.000%, 12/01/08                                  1,000              888
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                    225              258
  Berks County (GO) (AMBAC) Series A
   6.200%, 11/15/05                                    320              338
  Bethlehem Area School District (GO) (FGIC)
   5.000%, 09/01/11                                    250              268
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                    500              558
  Blair County (GO) (FGIC)
   5.250%, 08/01/06                                    300              320
  Blair County (GO) Series A
   5.375%, 08/01/13                                    270              310
  Blair County Hospital Authority, Altoona
   Hospital Project (RB) (AMBAC)
   5.250%, 07/01/09                                    500              553
  Boyertown Area School District (GO) (FSA)
   4.600%, 03/01/10                                    225              230
  Bradford County School District (GO) (FGIC)
   5.250%, 10/01/07                                  1,000            1,036
  Bucks County (GO)
   5.250%, 12/01/17                                  1,200            1,296
  Bucks County Community College Authority,
   College Building (RB)
   5.300%, 06/15/10                                    100              108
  Central Bucks County School District
   (GO) (FSA) Series A
   3.000%, 05/15/05                                    200              202
  Chester County (GO)
   5.100%, 06/15/18                                  1,000            1,050
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                    545              607
  Delaware County (GO)
   5.125%, 10/01/14                                    275              297
  Delaware County Industrial Development
   Authority, Electric Company (FGIC) (A)
   1.380%, 12/01/12                                    500              500


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Delaware River Port Authority,
   Pennsylvania & New Jersey Bridges Project
   (RB) (ETM)
   6.000%, 01/15/10                                 $  385         $    427
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                    500              566
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                  1,000            1,062
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                    880              962
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                    500              566
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                  1,000            1,149
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                  1,000            1,073
  Montgomery County (GO)
   4.600%, 10/15/11                                    225              240
  Montgomery County Higher Education &
   Health Authority, Foulkeways at
   Gwynedd Project (RB)
   6.000%, 11/15/07                                    105              107
   5.900%, 11/15/06                                    190              193
  Moon Area School District (GO) (FGIC)
   Series A (B)
   0.000%, 11/15/11                                  1,520            1,169
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                  1,025            1,150
  North Wales Water Authority (RB) (FGIC)
   5.000%, 11/01/13                                    400              428
  Northampton County (GO)
   5.125%, 08/15/17                                    735              782
  Northampton County, General Purpose
   Authority (GO)
   5.250%, 10/01/15                                  1,000            1,140
  Oxford Area School District (GO) (FGIC)
   Series A
   5.500%, 02/15/13                                    690              786
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                  1,000            1,152
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                  1,000            1,194
  Pennsylvania Introgovernmental Cooperative
   Authority, Philadelphia Funding Program,
   Special Tax Revenue (RB) (FGIC)
   5.300%, 06/15/08                                    750              793
  Pennsylvania State (GO) (AMBAC)
   5.125%, 09/15/08                                    500              540
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                  1,000            1,062

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Higher Educational
   Facilities Authority (RB) (AMBAC)
   5.000%, 06/15/10                                 $1,000         $  1,110
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                    500              534
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   6.500%, 09/01/04                                    250              250
   5.550%, 09/01/09                                  1,300            1,347
  Pennsylvania State Housing Finance Agency,
   Residential Development Section 8
   Project (RB)
   2.950%, 07/01/05                                  1,000            1,008
  Pennsylvania State Industrial Development
   Authority, Economic Development Project
   (RB) (AMBAC)
   5.800%, 07/01/09                                    700              799
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest LN Pool Project
   (RB) (MBIA)
   5.625%, 09/01/13                                    725              788
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest Project (RB) Series B
   6.450%, 09/01/04                                  1,500            1,500
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                    500              552
   5.250%, 06/15/17                                    500              535
  Pennsylvania State University (GO)
   5.000%, 03/01/13                                  1,000            1,111
  Pennsylvania State University (RB)
   5.250%, 08/15/11                                    475              537
   5.250%, 08/15/13                                  1,000            1,135
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                    200              216
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                    100              104
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                    235              268
  Philadelphia Hospital Authority, Thomas
   Jefferson University Hospital Project
   (RB) (ETM)
   7.000%, 07/01/08                                    130              144
  Philadelphia Parking Authority (RB)
   (AMBAC)
   5.125%, 02/01/09                                    250              275
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project
   (RB) (FGIC) Series A
   5.000%, 04/15/09                                    320              352


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Philadelphia Water & Waste Water Authority
   (RB) (MBIA)
   6.250%, 08/01/08                                 $  500         $    569
   6.250%, 08/01/11                                    200              238
   5.500%, 06/15/07                                  1,500            1,638
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District
   Sales Tax (RB) (AMBAC)
   5.250%, 02/01/14                                    500              547
  Pittsburgh Area School District (GO) (FSA)
   Series A
   5.250%, 09/01/12                                  2,000            2,268
  Pittsburgh Public Parking Authority
   (RB) (AMBAC)
   6.000%, 12/01/09                                    945            1,091
  Pittsburgh Water & Sewer Authority
   (RB) (AMBAC)
   5.000%, 12/01/14                                    185              203
  Pittsburgh Water & Sewer Authority
   (RB) (FGIC) Series A
   5.000%, 09/01/18                                    570              591
  Pittsburgh, Prerefunded 09/01/04 @ 100
   (GO) (MBIA) Series A
   5.500%, 09/01/06                                    955              955
  Scranton-Lackawanna Health & Welfare
   Authority (RB) (ETM)
   6.625%, 07/01/09                                    275              306
  Shaler School District Capital Appreciation
   (GO) (FGIC) Series A (B)
   0.000%, 11/15/20                                    615              290
  Southeastern Transportation Authority
   (RB) (FGIC) Series A
   5.250%, 03/01/17                                  1,070            1,150
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                    150              171
  Washington County Lease Authority, Special
   Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                  1,000            1,394
  West Chester Area School District
   (GO) (MBIA)
   3.850%, 01/15/10                                    750              769
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                    250              266
  West Whiteland Municipal Sewer Authority
   (RB) (ETM)
   6.400%, 09/15/13                                    240              282
                                                                   --------
                                                                     52,998
--------------------------------------------------------------------------------
PUERTO RICO -- 5.3%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/12                                    500              605
  Commonwealth of Puerto Rico Aqueduct &
   Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                  1,000            1,109

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- CONTINUED
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                 $1,000         $  1,095
  Puerto Rico Housing Finance Authority,
   Multi-Family Housing Mortgage Project
   (RB) (FHA)
   7.400%, 04/01/07                                    120              120
   7.300%, 10/01/06                                    115              115
                                                                   --------
                                                                      3,044
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $53,091)                                 56,042
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.5%
  Armada Pennsylvania Tax Exempt
   Money Market, Class I+                          880,767              881
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $881)                          881
--------------------------------------------------------------------------------
Total Investments -- 98.9% (Cost $ 53,972)*                          56,923
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 1.1%                                      656
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $57,579
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $53,972.
     GROSS UNREALIZED APPRECIATION (000)            $3,018
     GROSS UNREALIZED DEPRECIATION (000)               (67)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $2,951
                                                    ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.4%
FEDERAL FARM CREDIT BANK -- 8 8%
  Federal Farm Credit Bank
   6.100%, 11/04/04 (MTN)                         $ 10,000       $   10,087
   1.300%, 12/01/04 (DN)+                            5,000            4,999
   1.720%, 12/28/04 (DN)+                           20,000           19,887
   3.875%, 02/01/05 (MTN)                           26,740           26,982
   1.404%, 02/03/05 (FRN)                           20,000           20,000
   1.300%, 03/01/05 (DN)+                           10,000            9,996
   1.125%, 03/15/05 (DN)+                           20,000           19,996
   1.450%, 04/22/05 (DN)+                            4,850            4,849
   1.392%, 06/01/05 (FRN)                           25,000           25,000
                                                                 ----------
                                                                    141,796
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 10.9%
  Federal Home Loan Bank
   1.320%, 09/10/04 (DN)+                           20,000           19,993
   1.350%, 09/17/04 (DN)+                           20,000           19,988
   1.505%, 09/22/04 (DN)+                           25,000           24,978
   1.520%, 09/27/04 (FRN)                           14,400           14,400
   1.190%, 10/20/04 (DN)+                            5,835            5,825
   1.230%, 10/27/04 (DN)+                           10,000            9,981
   1.150%, 12/16/04 (MTN)                           20,000           20,000
   1.500%, 02/28/05                                 20,000           20,000
   1.305%, 04/22/05 (MTN)                           10,000           10,000
   1.535%, 04/25/05 (FRN)                           20,855           20,858
   1.300%, 04/27/05                                 10,000           10,000
                                                                   --------
                                                                    176,023
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.6%
  Federal Home Loan Mortgage
   Corporation
   1.330%, 09/07/04 (DN)+                           12,100           12,097
   1.030%, 09/07/04 (DN)+                           11,718           11,716
   1.055%, 09/14/04 (DN)+                           22,498           22,489
   1.030%, 09/14/04 (DN)+                           12,000           11,996
   1.470%, 10/12/04 (DN)+                           20,000           19,967
   1.620%, 11/15/04 (DN)+                           27,100           27,009
   1.622%, 11/16/04 (DN)+                           15,000           14,949
   1.620%, 11/23/04 (DN)+                           27,295           27,193
   1.655%, 12/01/04 (DN)+                           20,000           19,916
   1.690%, 12/06/04 (DN)+                           10,000            9,955
   1.220%, 12/06/04 (DN)+                           20,000           19,935
   1.140%, 12/15/04 (DN)+                           15,000           14,950
   1.070%, 12/17/04 (DN)+                           19,550           19,488
   1.700%, 12/21/04 (DN)+                           15,000           14,921
   1.730%, 12/28/04 (DN)+                           16,067           15,976
   1.810%, 01/18/05 (DN)+                           20,000           19,860
                                                                   --------
                                                                    282,417
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.2%
  Federal National Mortgage Association
   1.310%, 09/01/04 (DN)+                           25,000           25,000
   1.100%, 09/01/04 (DN)+                           29,400           29,400
   1.350%, 09/08/04 (DN)+                           15,000           14,996
   1.495%, 09/29/04 (DN)+                           26,000           25,970


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
   1.530%, 10/01/04 (DN)+                         $ 15,000       $   14,981
   1.050%, 11/18/04 (DN)+                           15,000           14,966
   1.620%, 11/22/04 (DN)+                           17,000           16,937
   1.670%, 12/01/04 (DN)+                           21,311           21,221
   1.440%, 12/01/04 (DN)+                           10,000            9,964
   1.338%, 12/13/04 (FRN)                           25,000           25,000
   1.399%, 01/03/05 (FRN)                           10,000            9,999
   1.810%, 01/19/05 (DN)+                           20,000           19,859
   1.555%, 01/28/05 (FRN)                           25,000           25,000
   1.500%, 02/15/05 (FRN)                           15,000           15,001
   1.400%, 02/25/05                                 20,000           20,000
   1.550%, 05/04/05                                  5,000            5,000
                                                                 ----------
                                                                    293,294
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 1.9%
  Student Loan Marketing Association
   1.611%, 10/21/04 (FRN)                           30,000           30,000
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $923,530)            923,530
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.8%
  Goldman Sachs Financial Square
   Government Money Market Fund                 12,792,186           12,792
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $12,792)                               12,792
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 41.9%
  Bank of America
   1.53% (dated 8/31/04, matures 9/1/04,
   repurchase price $125,005,313,
   collateralized by various government
   obligations: total market value
   $127,500,000)                                  $125,000          125,000
  Credit Suisse First Boston
   1.52% (dated 8/31/04, matures 9/1/04,
   repurchase price $75,003,167,
   collateralized by various government
   obligations: total market value
   $76,503,511)                                     75,000           75,000
  Goldman Sachs
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $250,010,972,
   collateralized by various government
   obligations: total market value
   $255,000,001)                                   250,000          250,000
  Greenwich Capital
   1.59% (dated 8/31/04, matures 9/1/04,
   repurchase price $75,003,313,
   collateralized by various government
   obligations: total market value
   $76,500,787)                                     75,000           75,000
  Morgan Stanley
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $75,003,292,
   collateralized by various government
   obligations: total market value
   $76,826,763)                                     75,000           75,000

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SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  UBS Securities
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $75,003,292,
   collateralized by various government
   obligations: total market value
   $76,504,150)                                   $ 75,000       $   75,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $675,000)                         675,000
--------------------------------------------------------------------------------
Total Investments -- 100.1% (Cost $1,611,322)*                    1,611,322
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.1)%                                   (885)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,610,437
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS
       THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
MTN -- MEDIUM TERM NOTE
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.9%
FEDERAL FARM CREDIT BANK -- 0.7%
  Federal Farm Credit Bank
   1.720%, 12/28/04 (DN)+                         $ 25,000       $   24,859
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 3.7%
  Federal Home Loan Bank
   1.190%, 10/20/04 (DN)+                           25,000           24,960
   1.500%, 02/28/05 (MTN)                           50,000           50,000
   1.400%, 04/01/05 (MTN)                           10,300           10,297
   1.300%, 04/27/05 (MTN)                           20,000           20,000
   1.350%, 04/29/05 (MTN)                           20,000           20,000
   1.500%, 05/04/05 (MTN)                           10,000           10,000
                                                                   --------
                                                                    135,257
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.7%
  Federal Home Loan Mortgage Corporation
   1.600%, 11/12/04 (DN)+                           11,600           11,563
   1.622%, 11/16/04 (DN)+                           15,000           14,949
   1.655%, 12/01/04 (DN)+                           25,000           24,895
   1.670%, 12/06/04 (DN)+                           20,000           19,911
   1.220%, 12/06/04 (DN)+                           30,000           29,902
   1.290%, 12/13/04 (DN)+                           20,000           19,926
   1.670%, 12/14/04 (DN)+                           23,113           23,002
   1.700%, 12/21/04 (DN)+                           23,143           23,022
   1.730%, 12/28/04 (DN)+                           25,000           24,858
   1.740%, 01/04/05 (DN)+                           22,627           22,490
   1.810%, 01/18/05 (DN)+                           30,000           29,790
                                                                   --------
                                                                    244,308
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.8%
  Federal National Mortgage Association
   1.530%, 10/01/04 (DN)+                           50,000           49,936
   1.670%, 12/01/04 (DN)+                           40,000           39,831
   1.440%, 12/01/04 (DN)+                           20,000           19,927
   1.810%, 01/19/05 (DN)+                           30,000           29,789
   1.500%, 02/15/05 (FRN)                           25,000           25,003
   1.400%, 02/25/05 (MTN)                           30,000           30,000
   1.400%, 03/29/05 (MTN)                           20,000           20,000
   1.400%, 05/03/05 (MTN)                           20,000           20,000
   1.550%, 05/04/05 (MTN)                           10,000           10,000
                                                                   --------
                                                                    244,486
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $648,910)            648,910
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 9.2%
  ABN AMRO Bank
   1.110%, 12/31/04                                 20,000           20,000
  ABN AMRO Bank Chicago (FRN)
   1.525%, 03/18/05                                 10,000           10,000
  American Express Centurion (FRN)
   1.475%, 02/04/05                                 40,000           40,000
  Barclays PLC
   1.496%, 03/14/05 (MTN, FRN)                      25,000           24,997
   1.496%, 03/24/05 (FRN)                           15,000           15,000
  Chase Manhattan Bank (FRN)
   1.513%, 11/08/04                                 40,000           40,000


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Credit Suisse First Boston (FRN)
   1.475%, 04/05/05                               $ 40,000       $   39,995
  Fifth Third Bank
   1.075%, 09/20/04                                 20,000           20,000
  Marshall & Ilsley Bank (FRN)
   1.432%, 11/02/04                                 45,000           45,000
  Svenska Handelsbanken
   1.145%, 12/28/04                                 10,000            9,994
  Toronto Dominion NY
   1.460%, 09/03/04                                 20,000           20,000
   1.600%, 10/25/04                                 25,000           25,001
  Wells Fargo
   1.520%, 09/08/04                                 25,000           25,000
---------------------------------------------------------------------------
Total Certificates of Deposit (Cost $334,987)                       334,987
---------------------------------------------------------------------------
COMMERCIAL PAPER -- 38.8%
BANKS -- 4.7%
  ABN AMRO Bank North America
   1.060%, 09/20/04                                 10,000            9,995
  Danske Corp.
   1.400%, 09/13/04                                 25,000           24,988
   1.065%, 09/16/04                                 16,000           15,993
  Royal Bank of Scotland
   1.520%, 10/18/04                                 20,000           19,960
  Societe Generale North America
   1.385%, 09/01/04                                 20,000           20,000
   1.090%, 11/10/04                                 40,000           39,915
  Svenska Handelsbanken
   1.090%, 09/01/04                                 20,000           20,000
   1.380%, 09/07/04                                 20,000           19,996
                                                                   --------
                                                                    170,847
--------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE -- 1.5%
  New Center Asset Trust
   1.380%, 09/03/04                                 20,000           19,998
   1.510%, 09/09/04                                 13,000           12,996
   1.580%, 10/12/04                                 20,000           19,964
                                                                   --------
                                                                     52,958
--------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKING/BROKERAGE -- 1.2%
  Lehman Brothers
   1.630%, 10/18/04                                 18,698           18,658
  Merrill Lynch
   1.530%, 09/07/04                                 25,000           24,994
                                                                   --------
                                                                     43,652
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 16.9%
  Ciesco LP
   1.400%, 09/08/04                                 20,000           19,994
   1.610%, 10/25/04                                 20,000           19,952
  Edison Asset Securitization LLC
   1.580%, 10/12/04                                 18,000           17,968
  Fountain Square Commercial Funding
   1.630%, 11/02/04                                 33,000           32,907
  Galaxy Funding
   1.380%, 09/03/04                                 25,000           24,998
   1.400%, 09/10/04                                 31,000           30,989
   1.580%, 10/12/04                                 20,000           19,964

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL CONDUITS -- CONTINUED
  Gemini Securitization
   1.410%, 09/14/04                               $ 20,292       $   20,282
   1.420%, 09/15/04                                 14,000           13,992
   1.580%, 10/01/04                                 20,000           19,974
  Giro Funding
   1.540%, 09/21/04                                 12,489           12,478
   1.650%, 11/15/04                                  9,835            9,801
   1.730%, 11/24/04                                 25,000           24,899
  Hatteras Funding
   1.450%, 09/17/04                                 15,000           14,990
   1.660%, 10/25/04                                 15,000           14,963
  Liberty Street Funding
   1.530%, 10/04/04                                 25,000           24,965
  Old Line Funding
   1.400%, 09/10/04                                 30,065           30,054
   1.620%, 10/12/04                                 18,000           17,967
  Preferred Receivables Funding
   1.530%, 09/17/04                                 25,000           24,983
   1.720%, 11/29/04                                 25,000           24,894
  Three Pillars Funding
   1.540%, 09/08/04                                 10,037           10,034
   1.560%, 09/08/04                                 14,569           14,565
   1.540%, 09/15/04                                 11,796           11,789
   1.730%, 11/30/04                                 31,730           31,593
  Three Rivers Funding
   1.540%, 09/16/04                                 16,846           16,835
   1.530%, 09/17/04                                 35,000           34,976
   1.530%, 09/22/04                                 19,026           19,009
  Variable Funding Capital
   1.530%, 09/14/04                                 20,000           19,989
   1.530%, 09/17/04                                 35,000           34,976
                                                                   --------
                                                                    614,780
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 9.1%
  Abbey National Treasury Services
   1.120%, 10/18/04                                 40,000           39,942
  Alliance Finance
   1.530%, 10/07/04                                 37,000           36,943
  Dexia Delaware LLC
   1.520%, 09/23/04                                 28,763           28,736
   1.500%, 10/05/04                                 15,000           14,979
  HBOS Treasury Services
   1.520%, 10/13/04                                 25,000           24,956
   1.575%, 10/25/04                                 10,000            9,976
  ING Funding LLC
   1.580%, 10/20/04                                 10,000            9,978
   1.660%, 11/16/04                                 25,000           24,912
  KTW International Finance
   1.570%, 09/01/04                                 16,000           16,000
   1.740%, 12/20/04                                 11,600           11,538
  National Rural Utilities Co-operative
   1.540%, 09/22/04                                 23,500           23,479
  PACCAR Financial
   1.660%, 11/10/04                                 15,000           14,952
  Park Avenue
   1.460%, 09/21/04                                 25,000           24,980


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Perry Global LLC
   1.560%, 10/05/04                               $ 20,000       $   19,971
  UBS Finance
   1.485%, 09/27/04                                 27,300           27,271
                                                                   --------
                                                                    328,613
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.4%
  Archer-Daniels-Midland
   1.380%, 09/07/04                                 12,300           12,297
  Nestle Capital Corp.
   1.100%, 09/10/04                                 10,000            9,997
   1.080%, 12/20/04                                 30,000           29,901
                                                                   --------
                                                                     52,195
--------------------------------------------------------------------------------
FOREIGN INDUSTRIAL -- 1.8%
  Seimens Capital
   1.530%, 09/24/04                                 46,800           46,754
  Siemens Capital
   1.380%, 09/07/04                                 20,000           19,996
                                                                   --------
                                                                     66,750
--------------------------------------------------------------------------------
HEALTHCARE -- 0.7%
  Pfizer
   1.400%, 09/20/04                                 25,000           24,981
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.8%
  Du Pont
   1.500%, 09/14/04                                 30,300           30,284
--------------------------------------------------------------------------------
INSURANCE -- 0.7%
  ING America Insurance Holdings
   1.060%, 09/14/04                                 24,000           23,991
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,409,051)                          1,409,051
--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.7%
BANKS -- 4.6%
  Australia and New Zealand Banking
   Group (MTN, FRN)
   1.630%, 01/21/05                                 45,000           45,009
  Bank Nova Scotia (FRN)
   1.540%, 06/24/05                                 31,300           31,294
  Bayerische Landesbank (FRN)
   1.655%, 07/25/05                                 25,000           25,023
  Canadian Imperial Bank (FRN)
   1.529%, 11/08/04                                 40,000           40,000
  Royal Bank of Canada (FRN)
   1.555%, 06/27/05                                 25,000           24,994
                                                                   --------
                                                                    166,320
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.1%
  Bear Stearns (MTN, FRN)
   1.593%, 02/22/05                                 20,000           20,000
   1.465%, 06/02/05 (FRN)                           20,000           20,033
  Citigroup (FRN)
   1.780%, 02/07/05                                 15,000           15,009
  Deutsche Bank (MTN, FRN)
   1.733%, 02/22/05                                 45,000           45,032
  General Electric (MTN, FRN)
   1.913%, 10/21/04                                 25,000           25,011

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Lehman Brothers Holdings (FRN)
   2.013%, 09/20/04                               $ 40,000       $   40,009
  Merrill Lynch (MTN, FRN)
   1.990%, 03/08/05                                 42,000           42,092
  National Rural Utilities (FRN)
   2.110%, 02/07/05                                 26,000           26,050
  Wells Fargo (FRN)
   1.599%, 03/24/05                                 25,000           25,016
                                                                   --------
                                                                    258,252
--------------------------------------------------------------------------------
FUNDING AGREEMENTS -- 1.1%
  Travelers Life & Annuity Funding
   Agreement (FRN)
   1.660%, 09/16/04                                 40,000           40,000
--------------------------------------------------------------------------------
INSURANCE -- 2.3%
  AIG Funding (FRN)
   1.725%, 11/15/04                                 42,500           42,514
  Allstate (144A, FRN)
   1.880%, 03/22/05                                 42,000           42,068
                                                                   --------
                                                                     84,582
--------------------------------------------------------------------------------
RETAIL DEPARTMENT STORES -- 1.6%
  Wal-Mart Stores (MTN, FRN)
   1.698%, 02/22/05                                 56,000           56,016
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $605,170)                               605,170
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%
GEORGIA -- 0.2%
  Savannah College Art & Design (RB, VRDN)
   1.630%, 04/01/24                                  8,000            8,000
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $8,000)                              8,000
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.4%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund                  16,511,197          16,511
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $16,511)                               16,511
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 16.9%
  Bank of America
   1.53% (dated 8/31/04, matures 9/1/04,
   repurchase price $130,005,525,
   collateralized by various government
   obligations: total market value
   $132,600,000)                                  $130,000          130,000
Credit Suisse First Boston
   1.52% (dated 8/31/04, matures 9/1/04,
   repurchase price $75,003,167,
   collateralized by various government
   obligations: total market value
   $76,500,085)                                     75,000           75,000


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Goldman Sachs
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $38,001,668,
   collateralized by various government
   obligations: total market value
   $38,760,001)                                    $38,000       $   38,000
  Greenwich Capital
   1.59% (dated 8/31/04, matures 9/1/04,
   repurchase price $175,007,729,
   collateralized by various government
   obligations: total market value
   $178,500,078)                                   175,000          175,000
  Morgan Stanley
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $125,005,486,
   collateralized by various government
   obligations: total market value
   $127,998,969)                                   125,000          125,000
  UBS Securities
   1.58% (dated 8/31/04, matures 9/1/04,
   repurchase price $70,003,072,
   collateralized by various government
   obligations: total market value
   $71,403,584)                                     70,000           70,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $613,000)                         613,000
--------------------------------------------------------------------------------
Total Investments -- 100.1% (Cost $3,635,629)*                    3,635,629
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.1)%                                 (1,961)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $3,633,668
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
144A -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
        OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS
       THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 101.2%
OHIO -- 101.2%
  Allen County (BAN) (GO)
   1.440%, 09/08/04                                $ 1,735         $  1,735
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.320%, 02/01/18                                  2,870            2,870
  Blue Ash (BAN) (GO)
   1.250%, 02/04/05                                  1,300            1,300
  Broadview Heights (BAN) (GO)
   2.000%, 12/09/04                                  1,000            1,003
  Butler County (BAN) (GO) Series A
   2.000%, 03/11/05                                  2,060            2,070
  Butler County (BAN) (GO) Series B
   1.500%, 09/23/04                                  1,100            1,100
  Butler County (BAN) (GO) Series C
   2.000%, 09/23/04                                  1,000            1,001
  Butler County Waterworks Improvement
   (BAN) (GO)
   2.500%, 03/11/05                                  1,750            1,759
  Cincinnati Various Purposes (GO) Series A
   5.250%, 12/01/04                                  1,300            1,313
  Cleveland Cuyahoga County Port
   Authority, Education Facility Laurel
   School Project (RB) (LOC - Key Bank)
   (VRDN)
   1.390%, 06/01/24                                  5,000            5,000
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.320%, 01/01/33                                 10,900           10,900
  Columbus Sewer & Water Improvement
   Authority (RB) (VRDN)
   1.320%, 06/01/11                                  5,500            5,500
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital Project
   (RB) (LOC - Bank of Chicago) (VRDN)
   1.350%, 03/01/19                                  1,200            1,200
  Cuyahoga County Civic Facility, Oriana
   Services Project (RB) (LOC - Bank One)
   (VRDN)
   1.500%, 04/01/16                                  1,955            1,955
  Cuyahoga County Economic Development
   Authority, Magnificat High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.320%, 06/01/30                                  2,400            2,400
  Cuyahoga County Economic Development
   Authority, Positive Education Program
   (RB) (LOC - Key Bank) (VRDN)
   1.390%, 08/01/20                                  2,740            2,740
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Project (RB)
   (LOC - JP Morgan Chase) (VRDN)
   1.350%, 01/01/35                                  6,250            6,250
  Cuyahoga County, Cleveland Clinic
   Health System (RB) (TECP)
   1.250%, 11/16/04                                  2,500            2,500


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Delaware County Capital Improvement
   Facilities (GO)
   1.200%, 12/01/04                                $   900         $    900
  Fairfield Twp Road Improvement
   Notes (GO)
   2.250%, 07/14/05                                  1,500            1,506
  Franklin County Health Care Facility,
   Creekside At The Village Project (RB)
   (LOC - Key Bank) (VRDN)
   1.340%, 05/01/34                                  2,435            2,435
  Franklin County Industrial Development
   Revenue Authority, Bricker & Eckler
   Project (RB) (LOC - Bank One) (VRDN)
   1.150%, 11/01/14                                  1,900            1,900
  Franklin County, Trinity Health Credit
   Group Project (RB) Series F (VRDN)
   1.350%, 12/01/30                                  3,350            3,350
  Gates Mills (BAN) (GO)
   2.250%, 06/16/05                                  2,000            2,008
  Geauga County (BAN) (GO)
   1.600%, 12/10/04                                  1,975            1,977
   2.000%, 03/03/05                                  1,000            1,004
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation Project
   (RB) (LOC - Key Bank) (VRDN)
   1.390%, 01/01/26                                  2,000            2,000
  Green County (BAN) (GO) Series C
   2.250%, 05/27/05                                  2,655            2,666
  Groveport - Madison Local School District
   Emergency Levy Anticipation Notes (GO)
   2.200%, 12/01/04                                  1,500            1,503
  Hamilton County Economic Development
   Authority, Cincinnati Arts Association
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.340%, 11/01/23                                  1,000            1,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.340%, 09/01/25                                    835              835
  Hamilton County Economic Development
   Authority, Taft Museum Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.340%, 05/01/27                                  3,900            3,900
  Hamilton County Economic Development,
   Saint Xavier High School Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.320%, 04/01/28                                  4,500            4,500
  Hamilton County Health Care Facilities,
   Twin Towers & Twin Lakes Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.350%, 07/01/23                                  3,000            3,000
  Independence County (BAN) (GO)
   2.250%, 05/11/05                                  1,500            1,510
  Jefferson Madison County Local School
   District (BAN) (GO)
   2.020%, 11/30/04                                  2,300            2,305

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Lake County (BAN) (GO)
   1.118%, 04/14/05                                $ 2,000         $  2,011
  Lakewood City School District (BAN) (GO)
   1.750%, 09/14/04                                  3,500            3,501
  Lakewood School District (BAN) (GO)
   2.000%, 09/14/05                                  5,000            5,017
  Lancaster (BAN) (GO)
   2.020%, 09/28/04                                  2,835            2,836
  Lima Hospital Facilities Authority, Lima
   Memorial Hospital Project (RB)
   (LOC - Bank One) (VRDN)
   1.390%, 12/01/10                                  1,310            1,310
   1.500%, 06/01/33                                  2,500            2,500
  Middlefield (BAN) (GO)
   2.000%, 11/04/04                                  1,000            1,001
  Ohio State (GO) (VRDN)
   1.340%, 08/01/17                                  5,015            5,015
   1.340%, 02/01/19                                  4,700            4,700
  Ohio State Air Quality Development
   Authority, Ohio Edison Project (RB)
   (LOC - Wachovia Bank) Series A (VRDN)
   1.350%, 02/01/14                                  1,100            1,100
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air
   Project (RB) (VRDN)
   1.350%, 05/01/22                                  6,400            6,400
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Water
   Project (RB) (VRDN)
   1.370%, 05/01/22                                  2,110            2,110
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company Project (RB)
   (LOC - Key Bank) (VRDN)
   1.350%, 06/01/33                                  6,000            6,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) (LOC - Wachovia Bank)
   Series A (VRDN)
   1.360%, 06/01/23                                 15,800           15,800
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (LOC - Bank One) (VRDN)
   1.350%, 11/01/21                                  5,300            5,300
  Ohio State Higher Educational Facilities
   Authority, Ashland University Project
   (RB) (LOC - Key Bank) (VRDN)
   1.370%, 09/01/24                                  4,300            4,300
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve (RB)
   Series A (VRDN)
   1.360%, 10/01/31                                  6,875            6,875
  Ohio State Higher Educational Facilities
   Authority, Kenyon College Project (RB)
   (LOC - Bank One) Series K (VRDN)
   1.400%, 08/01/33                                  1,100            1,100


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) (LOC - Fifth Third Bank)
   Series A (VRDN)
   1.450%, 09/01/26                                $ 4,515         $  4,515
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.280%, 05/01/15                                  5,400            5,400
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
   (LOC - U.S. Bank) Series B (VRDN)
   1.280%, 11/01/30                                 11,800           11,800
  Ohio State University General Receipts
   (RB) (VRDN)
   1.320%, 12/01/21                                  2,000            2,000
   1.270%, 12/01/27                                  6,775            6,775
   1.320%, 12/01/31                                  3,745            3,745
  Ohio State University General Receipts
   (RB) Series C (VRDN)
   1.130%, 11/10/04                                  2,000            2,000
  Ohio State Water Development Authority,
   Pollution Control Facilities,  Cleveland
   Electric Illuminating Project (RB)
   (LOC - Barclays Bank) Series B (VRDN)
   1.350%, 08/01/20                                  6,900            6,900
  Ohio State Water Development Authority,
   Timken Company Project (RB)
   (LOC - Northern Trust Company)
   (VRDN)
   1.350%, 11/01/25                                  2,000            2,000
  Ohio State Water Development Authority,
   Timken Company Project (RB)
   (LOC - Wachovia Bank) (VRDN)
   1.350%, 05/01/07                                  4,400            4,400
  Ohio University General Receipts (BAN)
   (GO) Series A
   1.450%, 01/20/05                                  2,365            2,368
  Ohio University General Receipts (BAN)
   (GO) Series B
   1.500%, 01/20/05                                  1,700            1,703
  Ohio University General Receipts (RB)
   (FSA) (VRDN)
   1.350%, 12/01/26                                  1,000            1,000
  Ontario (BAN) (GO)
   1.400%, 10/22/04                                  2,000            2,001
  Ottawa County (BAN) (GO)
   1.500%, 04/19/05                                  1,250            1,252
  Ottawa County Sanitation Sewer
   Improvement (BAN) (GO)
   1.740%, 10/20/04                                    565              565
  Portage County Health Care Facility,
   Hattie Larham Project (RB)
   (LOC - Bank One) (VRDN)
   1.470%, 02/01/17                                  2,325            2,325
  Richland Heights (BAN) (GO)
   1.760%, 05/05/05                                  2,085            2,089

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Rocky River, Lutheran West High School
   Project (RB) (LOC - Fifth Thrid Bank)
   (VRDN)
   1.340%, 12/01/22                                $ 2,500         $  2,500
  Scioto County Hospital Facilities
   Authority, Central Capital Asset Project
   (RB) Series C (AMBAC) (VRDN)
   1.320%, 12/01/25                                  1,000            1,000
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project (RB)
   Series E (AMBAC) (VRDN)
   1.320%, 12/01/25                                  1,065            1,065
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.320%, 11/01/09                                  2,760            2,760
  Sidney City School District (GO)
   2.520%, 12/15/04                                    861              863
   2.150%, 12/15/04                                  1,999            2,003
  Solon (BAN) (GO)
   2.000%, 12/09/04                                  2,700            2,706
  Tipp City Village School District (BAN)
   (GO)
   2.000%, 01/12/05                                  1,165            1,168
  Toledo City Services Special Assessment
   Notes (RB) (LOC - Bank One) (VRDN)
   1.350%, 12/01/05                                  4,000            4,000
  University of Toledo General Receipts
   (RB) (FGIC) (VRDN)
   1.350%, 06/01/32                                 14,795           14,795
  Upper Arlington Street Improvement
   (BAN) (GO)
   2.000%, 01/12/05                                  1,047            1,050
  Upper Valley Joint Vocational School
   District (BAN) (GO)
   1.600%, 12/01/04                                  2,000            2,002
  Walnut Hills High School Alumni
   Foundation, School Improvements Fund
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.370%, 12/01/06                                  2,260            2,260
  Warren County Health Care Facilities
   Authority, Otterbein Homes Project
   (RB) (LOC - Fifth Third Bank) Series B
   (VRDN)
   1.350%, 07/01/23                                  3,028            3,028
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating Project (RB)
   (LOC - Scotia Bank) (VRDN)
   1.530%, 09/01/15                                  5,190            5,190
  Warren County Industrial Development
   Authority, Liquid Container Project
   (RB) (LOC - Bank of America) (VRDN)
   1.340%, 03/01/15                                  1,670            1,670


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  Washington Township (BAN) (GO)
   2.700%, 11/05/04                                $ 2,000         $  2,005
  Wooster Industrial Development Authority,
   Allen Group Project (RB)
   (LOC - Wachovia Bank ) (VRDN)
   1.330%, 12/01/10                                  5,000            5,000
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $285,674)                          285,674
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.4%
  BlackRock Ohio Municipal Money Market
   Portfolio                                       262,111              262
  Fidelity Ohio Money Market Fund                  689,023              689
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $951)                                    951
--------------------------------------------------------------------------------
Total Investments -- 101.6% (Cost $286,624)*                        286,625
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (1.6)%                                 (4,388)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $282,237
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.2%
PENNSYLVANIA -- 99.2%
  Allegheny County (GO) Series C-45
   (FGIC)
   6.000%, 10/01/04                                $ 1,500         $  1,506
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.370%, 12/01/33                                  7,250            7,250
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh (RB) (LOC - Citizens Bank)
   (VRDN)
   1.370%, 08/01/32                                  2,000            2,000
  Allegheny County Sanitary Authority (RB)
   Series 2003 (MBIA)
   4.000%, 12/01/04                                  2,000            2,014
  Beaver County Industrial Development
   Authority Pollution Control, Atlantic
   Richfield (RB) (VRDN)
   1.340%, 12/01/20                                  4,300            4,300
  Beaver County Industrial Development
   Authority, Toledo Edison Company
   Project (RB) (LOC - Barclays Bank PLC)
   (VRDN)
   1.340%, 06/01/30                                  6,000            6,000
  Bucks County (TRAN) (GO) Series A
   2.000%, 12/31/04                                  2,000            2,006
  Butler County Industrial Development
   Authority, Concordia Lutheran Project
   (RB) (LOC - Fleet Bank) Series A
   (VRDN)
   2.500%, 05/01/05                                  1,500            1,509
  Carlisle Area School District (GO) (FGIC)
   2.000%, 09/01/04                                    690              690
  Central Bucks County School District
   Authority (GO) Series A (VRDN)
   1.370%, 02/01/20                                  1,800            1,800
  Chester County Intergovernmental Unit
   (RB) (VRDN)
   1.420%, 03/01/25                                  2,000            2,000
  Delaware County Industrial Development
   Authority, Airport Facilities United Parcel
   Service Project (RB) (VRDN)
   1.210%, 12/01/15                                  1,800            1,800
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.350%, 12/01/09                                  3,800            3,800
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   (TECP) Series 2001-A
   1.300%, 10/26/04                                  3,000            3,000
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP) (LOC - Bank One)
   Series 2001
   1.120%, 10/05/04                                  5,235            5,235


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Delaware County Industrial Development
   Authority, Resource Recovery, General
   Electric Capital Corporation (RB)
   Series G (VRDN)
   1.330%, 12/01/31                                $ 4,000         $  4,000
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.350%, 08/01/28                                    900              900
  Harrisburg Authority, Haverford School
   District (RB) Sub-Series A (FSA) (VRDN)
   1.370%, 03/01/34                                  2,110            2,110
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project
   (RB) (LOC - Fulton Bank) (VRDN)
   1.470%, 06/01/18                                  5,200            5,200
  Lancaster Higher Education Authority,
   Franklin & Marshall College
   (RB) (VRDN)
   1.420%, 04/15/27                                  3,905            3,905
  Lancaster Industrial Development
   Authority, Student Lodging Incorporated
   (RB) (LOC - Fulton Bank)
   1.470%, 12/01/26                                  2,410            2,410
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB)
   (LOC - Northern Trust Company)
   (VRDN)
   1.370%, 10/15/25                                  4,000            4,000
  Lehigh County General Purpose Authority,
   Lehigh Valley Hospital Project (RB)
   Series A (VRDN)
   1.320%, 07/01/28                                  1,000            1,000
  Monroe County (TRAN) (GO)
   2.000%, 12/31/04                                  2,460            2,467
  Montgomery County Industrial
   Development Authority, Friends Central
   School Project (RB) (LOC - Wachovia
   Bank) (VRDN)
   1.370%, 03/01/32                                  1,130            1,130
  Montgomery County Industrial
   Development Authority, PECO Exelon
   Project (TECP)
   0.950%, 09/03/04                                  8,000            8,000
  Montgomery County Industrial
   Development Authority, PECO Exelon
   Project (TECP) (LOC - Bank One)
   Series 1994-A
   1.130%, 11/09/04                                  2,000            2,000
  Montgomery County Pollution Control
   PECO Exelon Project (TECP)
   (LOC - Bank One)  Series 1994-A
   1.180%, 12/09/04                                  1,995            1,995
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project (RB) (FSA)
   (VRDN)
   1.340%, 07/01/26                                  1,650            1,650

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series I
   (AMBAC) (VRDN)
   1.350%, 11/01/29                                 $4,400         $  4,400
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.350%, 12/01/33                                  2,650            2,650
  Northampton County General Purpose
   Authority, Lafayette College Project
   (RB) (VRDN)
   1.290%, 11/01/23                                  3,000            3,000
  Northampton County Higher Education
   Authority, Lafayette College Project
   (RB) Series B (VRDN)
   1.290%, 11/01/28                                  2,000            2,000
  Pennsylvania State (GO)
   4.000%, 10/01/04                                  1,000            1,002
  Pennsylvania State (GO) First Series
   5.000%, 01/15/05                                  2,280            2,312
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) (LOC - PNC Bank) Series J-2
   (VRDN)
   1.340%, 05/01/27                                  2,300            2,300
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges (RB) Series I-2
   (VRDN)
   1.125%, 11/01/21                                  1,000            1,000
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University (RB) Series B (VRDN)
   1.350%, 11/01/27                                    400              400
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University (RB) Series D (VRDN)
   1.350%, 11/01/30                                    500              500
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University Project (RB) Series 1995
   6.000%, 11/01/04                                  1,270            1,280
  Pennsylvania State Higher Education
   Facilities Authority, Philadelphia College
   of Textiles & Science (RB) (MBIA)
   5.250%, 02/01/05                                  1,000            1,017
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Sciences (RB) (LOC - Bank of Nova
   Scotia) Series A (VRDN)
   1.320%, 05/01/32                                  5,000            5,000
  Pennsylvania State Public School Building
   Authority, Parkland School District (RB)
   Series D (VRDN)
   1.370%, 03/01/19                                  1,135            1,135


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.370%, 06/01/28                                 $5,750         $  5,750
  Pennsylvania State Turnpike Commission
   Oil Franchise Tax (RB) Series B (MBIA)
   3.000%, 12/01/04                                  1,095            1,100
  Philadelphia (GO) (FSA)
   3.850%, 09/15/04                                  1,065            1,066
  Philadelphia Hospital & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) Series A (VRDN)
   1.350%, 02/15/14                                    850              850
   1.330%, 07/01/22                                    500              500
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   roject (RB) Series B (VRDN)
   1.350%, 07/01/25                                  1,000            1,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series C (VRDN)
   1.350%, 07/01/31                                    600              600
  Philadelphia Industrial Development
   Authority, 1100 Walnut Comercial
   Development (RB) (LOC - PNC Bank)
   1.130%, 12/01/14                                  3,600            3,600
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   (RB) (VRDN)
   1.350%, 07/01/10                                    500              500
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.370%, 03/01/27                                  1,500            1,500
  Philadelphia Industrial Development
   Authority, Pennsylvania School for the
   Deaf (RB) (LOC - Citizens Bank) (VRDN)
   1.370%, 11/01/32                                  4,500            4,500
  Sayre Health Care Facilities Authority,
   Capital Financing Program (RB) Series I
   (VRDN)
   1.300%, 12/01/20                                  2,750            2,750
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton Project
   (RB) (LOC - PNC Bank)
   1.050%, 11/01/04                                  1,265            1,265
  Springettsbury Township (GO) (FSA)
   2.000%, 11/15/04                                  1,135            1,137
  University of Pittsburgh, University Capital
   Project (RB) Series A (VRDN)
   1.300%, 09/15/29                                  1,100            1,100
  University of Pittsburgh, University Capital
   Project (RB) Series C (VRDN)
   1.300%, 09/15/24                                  1,520            1,520
  Wallenpaupack Area School District (GO)
   3.850%, 09/01/04                                  1,000            1,000

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Washington County Authority, University
   of Pennsylvania Project (RB) (VRDN)
   1.350%, 07/01/34                                 $2,000         $  2,000
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $145,411)                          145,411
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.5%
  BlackRock Ohio Municipal Money
   Market Portfolio                                  9,726               10
  Fidelity Pennsylvania Municipal Money
   Market Fund                                     683,830              684
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $694)                                    694
--------------------------------------------------------------------------------
Total Investments -- 99.7% (Cost $146,105)*                         146,105
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.3%                                      486
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $146,591
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.7%
ALABAMA -- 3.4%
  Montgomery County (GO)
   1.200%, 12/09/04                                $ 7,000         $  7,000
  Montgomery Pollution Control, General
   Electric Company (TECP)
   1.340%, 09/07/04                                 14,200           14,200
                                                                   --------
                                                                     21,200
--------------------------------------------------------------------------------
ALASKA -- 1.0%
  Valdez Marine Terminal BP Pipeline Project
   (RB) Series B (VRDN)
   1.350%, 07/01/37                                  5,000            5,000
  Valdez Marine Terminal BP Pipeline Project
   (RB) Series C (VRDN)
   1.350%, 07/01/37                                  1,000            1,000
                                                                   --------
                                                                      6,000
--------------------------------------------------------------------------------
COLORADO -- 1.3%
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (LOC - Bank One) (VRDN)
   1.350%, 06/01/05                                  8,000            8,000
--------------------------------------------------------------------------------
CONNECTICUT -- 1.3%
  Connecticut Health & Educational
   Facilities, Yale University Project (RB),
   Series X-3 (VRDN)
   1.310%, 07/01/37                                  4,200            4,200
  Connecticut Health and Educational
   Facilities, Yale University, Series T-1
   1.310%, 07/01/29                                  4,000            4,000
                                                                   --------
                                                                      8,200
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.6%
  District of Columbia, Field School Project
   (RB) (LOC - Wachovia Bank), Series B
   (VRDN)
   1.380%, 07/01/31                                  3,920            3,920
--------------------------------------------------------------------------------
FLORIDA -- 1.6%
  Gainsville Utilities System (TECP)
   1.100%, 10/07/04                                  9,659            9,659
--------------------------------------------------------------------------------
GEORGIA -- 3.3%
  Burke County Industrial Development
   Authority, Ogelthorpe Power Project
   (RB) Series C (MBIA) (VRDN)
   1.360%, 01/01/18                                  4,670            4,670
  Burke County Pollution Control (TECP)
   1.200%, 11/23/04                                  4,600            4,600
  Burke County Pollution Control,
   Oglethorpe Power Project
   (RB) (AMBAC) (VRDN)
   1.360%, 01/01/22                                  1,500            1,500


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Gainesville Redevelopment Authority,
   Riverside Military Project
   (RB) (LOC - Suntrust Bank) (VRDN)
   1.330%, 12/01/25                                $ 5,000         $  5,000
  Georgia State (GO) Series C
   6.600%, 04/01/05                                  2,000            2,059
  Monroe County Development Authority,
   Pollution Control Oglethorpe Power
   Scherer Project (RB) Series A
   (AMBAC) (VRDN)
   1.360%, 01/01/20                                  2,425            2,425
                                                                   --------
                                                                     20,254
--------------------------------------------------------------------------------
ILLINOIS -- 12.1%
  Ilinois Finance Authority, Northwestern
   Memorial Hospital Project (RB) Series B
   (VRDN)
   1.350%, 08/15/38                                  3,000            3,000
  Illinois Health Facilities Authority,
   Northwestern Memorial Hospital Project
   (RB) Series C (VRDN)
   1.350%, 08/15/32                                 13,200           13,200
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (VRDN)
   1.350%, 09/01/24                                  1,360            1,360
  Illinois State Development Finance
   Authority, Loyola Academy Project
   (RB) (LOC - Northern Trust Company)
   Series A (VRDN)
   1.350%, 10/01/27                                  5,000            5,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (LOC - Northern Trust
   Company) (VRDN)
   1.350%, 08/01/33                                 10,000           10,000
  Illinois State Educational Facilities
   Authority, Northwestern University
   Project (RB) (VRDN)
   1.350%, 03/01/28                                  8,636            8,636
  Illinois State Educational Facilities
   Authority, Xavier University Project
   (RB) (LOC - Lasalle Bank) Series A
   (VRDN)
   1.340%, 10/01/32                                  6,900            6,900
  Illinois State Educational Facilities,
   Museum of Natural History Project
   (RB) (LOC - Bank One) (VRDN)
   1.350%, 11/01/34                                  6,000            6,000
  Illinois State Health Facilities Authority,
   Resurrection Health System Project
   (RB) Series B (FSA) (VRDN)
   1.350%, 05/15/29                                  3,700            3,700
  Illinois State Health Facilities Authority,
   Southern Illinois Healthcare Project
   (RB) (LOC - U.S. Bank) (VRDN)
   1.330%, 03/01/31                                  7,300            7,300

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
ILLINOIS -- CONTINUED
  Naperville, Dupage Children's Museum
   (RB) (LOC - American National B & T)
   (VRDN)
   1.350%, 06/01/30                                $ 5,000         $  5,000
  Normal County (GO) (VRDN)
   1.350%, 06/01/23                                  4,750            4,750
                                                                   --------
                                                                     74,846
--------------------------------------------------------------------------------
INDIANA -- 9.5%
  Evansville Industrial Economic
   Development Authority, Ball
   Corporation Project
   (RB) (LOC - Bank One) (VRDN)
   1.350%, 12/01/08                                  2,500            2,500
  Indiana Hospital Equipment Finance
   Authority, (RB) Series A (VRDN)
   1.300%, 12/01/15                                  5,000            5,000
  Indiana State Development Finance
   Authority, Eitteljorg Museum Project
   (TECP)
   1.050%, 11/03/04                                  5,150            5,150
  Indiana State Development Finance
   Authority, Indiana Historical Society
   Project (RB) (LOC - Bank One) (VRDN)
   1.350%, 08/01/31                                  4,750            4,750
  Indiana State Development Finance
   Authority, University High School
   Project (RB) (LOC - KeyCorp) (VRDN)
   1.500%, 10/01/30                                  4,500            4,500
  Indiana State Educational Facilities
   Authority, Depauw University Project
   (RB) (LOC - Northern Trust Company)
   (VRDN)
   1.350%, 07/01/32                                  5,000            5,000
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.400%, 10/01/30                                 10,000           10,000
  Indiana State Educational Facilities
   Authority, Wabash College Project
   (RB) (LOC - Bank One) (VRDN)
   1.350%, 12/01/23                                  2,800            2,800
  Indiana State Educational Facilities
   Authority, Wesleyan University Project
   (RB) (LOC - Bank of America) (VRDN)
   1.330%, 12/01/15                                  1,635            1,635
  Indiana State Health Facilities Financing
   Authority, Capital Access Program
   (RB) (LOC - Comerica Bank) (VRDN)
   1.300%, 01/01/12                                    825              825
  Marion Industrial Economic Development
   Authority, Wesleyan University Project
   (RB) (LOC - Bank One) (VRDN)
   1.330%, 06/01/30                                  8,400            8,400


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Sullivan, Hoosier Energy (TECP)
   1.130%, 10/12/04                                $ 4,700         $  4,700
   1.130%, 10/12/04                                  3,000            3,000
                                                                   --------
                                                                     58,260
--------------------------------------------------------------------------------
IOWA -- 2.4%
  Iowa State Higher Educational Loan
   Authority, Dubuque University Project
   (RAN) (LOC - Bank of America)
   Series C
   3.000%, 05/24/05                                  4,000            4,038
  Iowa State Higher Educational Loan
   Authority, Graceland College Project
   (RB) (LOC - Bank of America) (VRDN)
   1.380%, 02/01/33                                  3,950            3,950
  Iowa State Higher Educational Loan
   Authority, Morningside College Project
   (RAN) (LOC - U.S. Bank) Series G
   3.000%, 05/24/05                                  6,500            6,563
                                                                   --------
                                                                     14,551
--------------------------------------------------------------------------------
KANSAS -- 1.2%
  Burlington Electric Co-Op (TECP) Series C
   1.120%, 09/07/04                                  7,600            7,600
--------------------------------------------------------------------------------
LOUISIANA -- 2.3%
  Plaquemines Port Harbor & Terminal
   District Facilities, Chevron Pipe Line
   Project (RB) (VRDN)
   1.000%, 09/01/08                                  6,000            6,000
  St. James Parish Pollution Control, Texaco
   Project (RB) Series A (VRDN)
   1.200%, 11/09/04                                  8,000            8,000
                                                                   --------
                                                                     14,000
--------------------------------------------------------------------------------
MARYLAND -- 1.2%
  Baltimore County Economic Development
   Authority, Garrison Forest School Project
   (RB) (LOC - Suntrust Bank) (VRDN)
   1.360%, 06/01/26                                  3,410            3,410
  University of Michigan Hospital (RB)
   Series A-2 (VRDN)
   1.360%, 12/01/24                                  4,000            4,000
                                                                   --------
                                                                      7,410
--------------------------------------------------------------------------------
MICHIGAN -- 3.0%
  Michagan State Building Authority (TECP)
   1.150%, 09/09/04                                 13,000           13,000
  University of Michigan, Hospital Project
   (RB) Series A (VRDN)
   1.360%, 12/01/19                                  2,500            2,500
  Woodhaven Brownstown School District,
   School Building & Site Project (GO)
   Series B
   1.500%, 11/01/04                                  3,000            3,002
                                                                   --------
                                                                     18,502
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
MINNESOTA -- 1.2%
  Minneapolis Revenue Authority, University
   Gateway Project (RB) Series B (VRDN)
   1.220%, 12/01/27                                $ 2,050         $  2,050
  Rochester Health Care Facilities, Mayo
   Foundation, Series D (TECP)
   1.070%, 09/14/04                                  5,000            5,000
                                                                   --------
                                                                      7,050
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.9%
  Jackson County Port Facilities, Chevron USA
   Incorporated Project (RB) (VRDN)
   1.350%, 06/01/23                                  1,200            1,200
  Jackson County Water System (GO) (VRDN)
   1.320%, 02/01/05                                  4,400            4,400
                                                                   --------
                                                                      5,600
--------------------------------------------------------------------------------
MISSOURI -- 0.6%
  Missouri Health & Educational Facilities
   Authority, Washington University Project
   (RB) (VRDN)
   1.350%, 03/01/40                                  3,400            3,400
--------------------------------------------------------------------------------
NEVADA -- 1.2%
  Clark County Nevada School District
   Series A (GO) (VRDN)
   1.250%, 06/15/21                                  1,600            1,600
  Las Vegas Water District (TECP)
   1.120%, 10/14/04                                  6,000            6,000
                                                                   --------
                                                                      7,600
--------------------------------------------------------------------------------
NEW HAMPSHIRE-- 0.7%
  New Hampshire Higher Educational &
   Health Facilities Authority, New England
   Incorporated Project (RB) Series B
   (AMBAC) (VRDN)
   1.310%, 12/01/25                                  4,300            4,300
--------------------------------------------------------------------------------
NORTH CAROLINA -- 5.1%
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB)
   (LOC - Branch Banking & Trust) (VRDN)
   1.330%, 02/01/23                                  2,400            2,400
  Mecklenburg County (GO) Series C (VRDN)
   1.300%, 02/01/21                                  7,400            7,400
   1.300%, 02/01/22                                  1,500            1,500
  Mecklenburg County (GO) Series E (VRDN)
   1.300%, 04/01/18                                  8,200            8,200
  North Carolina Capital Facilities Financing
   Authority, Greensboro Day School Project
   (RB) (LOC - Bank of America) (VRDN)
   1.330%, 07/01/21                                  5,675            5,675
  North Carolina Capital Facilities Financing
   Authority, Mars Hill College Project
   (RB) (LOC - Branch Banking & Trust)
   (VRDN)
   1.330%, 07/01/21                                  3,300            3,300


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  North Carolina Educational Facilities
   Finance Agency, Belmont Abbey College
   Project (RB) (LOC - Wachovia Bank)
   (VRDN)
   1.330%, 06/01/18                                $ 1,100         $  1,100
  North Carolina Medical Care Commission,
   Rutherford Hospital Project
   (RB) (LOC - Branch Banking & Trust)
   (VRDN)
   1.330%, 09/01/21                                  1,900            1,900
                                                                   --------
                                                                     31,475
--------------------------------------------------------------------------------
OHIO -- 8.1%
  Clark County (BAN) (GO)
   1.400%, 03/18/05                                  2,060            2,062
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.320%, 01/01/33                                  4,900            4,900
  Columbus Sewer & Water Improvement
   Authority (RB) (VRDN)
   1.320%, 06/01/11                                  3,500            3,500
  Cuyahoga County Economic Development
   Authority, Gilmour Academy Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.340%, 02/01/22                                  2,200            2,200
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Project
   (RB) (LOC - JP Morgan Chase) (VRDN)
   1.350%, 01/01/35                                  1,000            1,000
  Cuyahoga County, Cleveland Clinic Health
   System (RB) (TECP)
   1.250%, 11/16/04                                  5,000            5,000
  Dublin School District (BAN) (GO)
   1.360%, 10/14/04                                  3,000            3,001
  Franklin County Hospital Authority, Holy
   Cross Health Systems Project
   (RB) (VRDN)
   1.360%, 06/01/16                                  1,365            1,365
  Hunting Valley (BAN)
   1.450%, 10/07/04                                  4,750            4,751
  Mayfield Heights (BAN) (GO)
   2.000%, 01/27/05                                  3,000            3,010
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) (LOC - Wachovia Bank)
   Series A (VRDN)
   1.360%, 06/01/23                                  3,000            3,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   (RB) Series A (VRDN)
   1.360%, 10/01/31                                  5,000            5,000
  University of Toledo General Receipts
   (RB) (FGIC) (VRDN)
   1.350%, 06/01/32                                  5,500            5,500

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Washington County Hospital, Marietta
   Area Health Facilities
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.340%, 12/01/26                                $ 1,790         $  1,790
   1.340%, 06/01/27                                  4,105            4,105
                                                                   --------
                                                                     50,184
--------------------------------------------------------------------------------
PENNSYLVANIA -- 16.7%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.370%, 12/01/33                                  4,500            4,500
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.430%, 12/01/30                                  4,200            4,200
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.370%, 07/01/31                                  1,500            1,500
  Dallastown Area School District
   (GO) (FGIC) (VRDN)
   1.370%, 02/01/18                                  4,195            4,195
   1.370%, 05/01/20                                  2,925            2,925
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.350%, 12/01/09                                  2,000            2,000
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   (TECP) Series 2001-A
   1.300%, 10/26/04                                  3,925            3,925
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series A (VRDN)
   1.300%, 12/01/18                                  3,800            3,800
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series C (VRDN)
   1.300%, 12/01/18                                  2,000            2,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series D (VRDN)
   1.300%, 12/01/18                                  4,000            4,000
  Delaware County Industrial Development
   Authority, Scott Paper Project (RB)
   Series B (VRDN)
   1.300%, 12/01/18                                  5,000            5,000
  Delaware County Industrial Development
   Authority, Sunoco Project
   (RB) (LOC - Bank of America) (VRDN)
   1.300%, 11/01/33                                  4,000            4,000
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) (LOC - Wachovia Bank)
   Series A (VRDN)
   1.330%, 06/01/24                                  2,590            2,590


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) Sub-Series B
   (FSA) (VRDN)
   1.370%, 03/01/34                                $ 9,000         $  9,000
  Harrisburg Authority, West Brandywine
   (RB) Sub-Series D (FSA) (VRDN)
   1.370%, 03/01/34                                  2,900            2,900
  Harrisburg Water Authority
   (RB) (FGIC) (VRDN)
   1.370%, 07/15/29                                  2,650            2,650
  Lehigh County General Purpose Authority,
   St. Lukes Hospital Project
   (RB) (LOC - Wachovia Bank N.A.)
   (VRDN)
   1.320%, 07/01/31                                  4,405            4,405
  Manheim Township School District
   (GO) (FSA) (VRDN)
   1.370%, 06/01/16                                  2,000            2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School Project
   (RB) (LOC - PNC Bank) (VRDN)
   1.370%, 09/15/31                                  5,000            5,000
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project
   (RB) (FSA) (VRDN)
   1.340%, 07/01/26                                  1,950            1,950
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.350%, 12/01/33                                  5,000            5,000
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.330%, 12/01/30                                  3,000            3,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.370%, 06/01/27                                  4,500            4,500
  Philadelphia Hospital & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) Series A (VRDN)
   1.350%, 02/15/14                                  1,500            1,500
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series B (VRDN)
   1.350%, 07/01/25                                  1,850            1,850
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.370%, 03/01/27                                  5,600            5,600
  Quakertown Hospital Authority, Hospital
   Group Pooled Financing Project
   (RB) (LOC - PNC Bank) (VRDN)
   1.300%, 07/01/05                                    700              700
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series A
   (AMBAC) (VRDN)
   1.310%, 12/01/20                                  4,500            4,500

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series M
   (AMBAC) (VRDN)
   1.310%, 12/01/20                                $ 4,000         $  4,000
                                                                   --------
                                                                    103,190
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 4.0%
  Charlotte Water & Sewer System (BAN)
   1.200%, 12/02/04                                 10,000           10,000
  Lexington & Richland County School
   District #005 Project (GO)
   2.500%, 03/01/05                                  5,000            5,026
  Richland County School District (GO)
   2.000%, 02/01/05                                  5,100            5,116
  South Carolina Public Service, Santee
   Cooper (TECP)
   1.120%, 09/15/04                                  4,591            4,591
                                                                   --------
                                                                     24,733
--------------------------------------------------------------------------------
TENNESSEE -- 3.7%
  Blount County Health Educational &
   Housing Facilities Authority,
   Presbyterian Homes Project
   (RB) (LOC - Suntrust Bank) (VRDN)
   1.330%, 01/01/19                                  6,875            6,875
  Nashville & Davidson Counties, Belmont
   University Project
   (RB) (LOC - Suntrust Bank) (VRDN)
   1.330%, 12/01/22                                  5,400            5,400
  Shelby County (GO) Series A (VRDN)
   1.350%, 03/01/11                                  2,600            2,600
  Tennessee State (GO) (TECP)
   0.970%, 09/09/04                                  5,000            5,000
  Tennessee State School Bond Authority
   (TECP)
   1.300%, 02/09/05                                  2,800            2,800
                                                                   --------
                                                                     22,675
--------------------------------------------------------------------------------
TEXAS -- 5.7%
  Denton Independent School District
   (GO) (VRDN)
   1.550%, 08/15/21                                  4,700            4,700
  Gulf Coast Industrial Development
   Authority, Amoco Oil Corporation
   Project (RB) (VRDN)
   1.250%, 06/01/25                                  4,000            4,000
  Harris County (GO) (TECP)
   1.320%, 09/21/04                                  5,470            5,470
  San Antonio Health Facilities Authority,
   Clinical Foundation Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.320%, 06/01/20                                  2,300            2,300


--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
  San Antonio Water Authority Series A
   (RB) (MBIA) (VRDN)
   1.300%, 05/15/33                                $ 2,500         $  2,500
  Texas A&M University (TECP)
   1.120%, 09/01/04                                  8,000            8,000
  Texas State (TRAN)
   3.000%, 08/31/05                                  8,000            8,112
                                                                   --------
                                                                     35,082
--------------------------------------------------------------------------------
UTAH -- 3.0%
  Eagle Mountain Gas & Electric
   (RB) (LOC - BNP Paribas) (VRDN)
   1.300%, 12/01/25                                  5,500            5,500
  Intermountain Power Agency (TECP)
   0.920%, 09/15/04                                  7,250            7,250
  Intermountain Power Agency, Power
   Supply (RB) Series F (VRDN)
   1.250%, 12/01/04                                  6,000            6,000
                                                                   --------
                                                                     18,750
--------------------------------------------------------------------------------
VERMONT -- 1.2%
  Vermont Education and Health Building
   Finance Agency, Middlebury College
   Project (RB) Series A (VRDN)
   1.100%, 11/01/27                                  7,635            7,635
--------------------------------------------------------------------------------
VIRGINIA -- 1.8%
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series C (AMBAC) (VRDN)
   1.310%, 12/01/25                                  2,100            2,100
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series F (AMBAC) (VRDN)
   1.310%, 12/01/25                                  9,100            9,100
                                                                   --------
                                                                     11,200
--------------------------------------------------------------------------------
WASHINGTON -- 0.8%
  Washington Health Care Facilities
   Authority, National Healthcare
   Research & Educational Project
   (RB) (LOC - BNP Paribas) (VRDN)
   1.350%, 01/01/32                                  5,000            5,000
--------------------------------------------------------------------------------
WISCONSIN -- 0.8%
  Wisconsin Health & Educational Facilities
   Authority, Divine Savior Healthcare
   (RB) (LOC - Bank One) Series B (VRDN)
   1.320%, 05/01/32                                  4,900            4,900
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $615,176)                          615,176
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    NUMBER           VALUE
                                                  OF SHARES          (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.2%
  AIM Tax Free Cash Reserve Money
   Market Fund                                     766,420         $    766
  Goldman Sachs Financial Square
   Tax-Exempt Money Market Fund                    327,305              327
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,093)                                1,093
--------------------------------------------------------------------------------
Total Investments -- 99.9% (Cost $616,269)*                        $616,269
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.1%                                      793
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $617,062
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON AUGUST 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TREASURY MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.0%
U.S. TREASURY BILLS+ -- 95.8%
   1.162%, 09/02/04                                $67,000         $ 66,998
   1.229%, 09/09/04                                 71,500           71,480
   1.169%, 09/16/04                                 74,000           73,964
   1.180%, 09/23/04                                 67,000           66,952
   1.271%, 09/30/04                                 63,000           62,936
   1.229%, 10/07/04                                 20,000           19,975
   1.322%, 10/14/04                                 10,000            9,984
   1.361%, 10/21/04                                 39,000           38,926
   1.370%, 11/04/04                                 38,000           37,907
   1.422%, 11/12/04                                 14,000           13,960
   1.440%, 11/18/04                                 15,000           14,953
   1.513%, 11/26/04                                 15,000           14,946
   1.572%, 12/02/04                                  4,000            3,984
   1.528%, 12/09/04                                  4,000            3,983
   1.556%, 12/16/04                                  4,000            3,982
   1.543%, 12/23/04                                  4,000            3,981
   1.606%, 01/06/05                                  7,000            6,960
   1.647%, 01/13/05                                  4,000            3,975
   1.641%, 02/03/05                                  4,000            3,972
   1.714%, 02/17/05                                  8,000            7,936
                                                                   --------
                                                                    531,754
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 3.2%
   1.875%, 09/30/04                                 18,000           18,010
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $549,764)                     549,764
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.1%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund                             2,184,973            2,185
  Goldman Sachs Financial Square Treasury
   Money Market Fund                             3,866,417            3,866
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $6,051)                                6,051
--------------------------------------------------------------------------------
Total Investments -- 100.1% (Cost $555,815)*                        555,815
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.1)%                                   (470)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $555,345
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TREASURY PLUS MONEY MARKET FUND
AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/     VALUE
                                                   PAR (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 36.4%
U.S. TREASURY BILLS+ -- 19.3%
   1.021%, 09/02/04                                $ 4,000         $  4,000
   1.025%, 09/09/04                                  2,000            2,000
   1.080%, 09/16/04                                  1,000            1,000
   1.251%, 09/30/04                                  1,500            1,498
   1.259%, 10/07/04                                  2,500            2,497
   1.312%, 10/14/04                                  2,500            2,496
   1.333%, 10/21/04                                  1,000              998
   1.233%, 11/04/04                                  2,500            2,495
   1.487%, 11/18/04                                  4,000            3,987
   1.455%, 11/26/04                                  4,500            4,484
   1.515%, 12/02/04                                  1,000              996
                                                                   --------
                                                                     26,451
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 17.1%
   1.875%, 09/30/04                                    500              500
   2.000%, 11/30/04                                 11,500           11,526
   1.750%, 12/31/04                                  5,500            5,511
   1.625%, 01/31/05                                  6,000            6,014
                                                                   --------
                                                                     23,551
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $50,002)                       50,002
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.8%
  Federated Treasury Obligation Money
   Market Fund                                     610,738              611
  Financial Square Treasury Obligation
   Money Market Fund                             1,882,448            1,882
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $2,493)                                2,493
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 61.8%
  Bank of America
   1.52% (dated 8/31/04, matures 9/1/04,
   repurchase price $6,000,253,
   collateralized by various government
   obligations: total market value
   $6,120,142)                                     $ 6,000            6,000
  Credit Suisse First Boston
   1.55% (dated 8/31/04, matures 9/1/04,
   repurchase price $33,501,442,
   collateralized by various government
   obligations: total market value
   $34,173,476)                                     33,500           33,500
  Greenwich Capital
   1.54% (dated 8/31/04, matures 9/1/04,
   repurchase price $6,000,257,
   collateralized by various government
   obligations: total market value
   $6,120,889)                                       6,000            6,000
  Morgan Stanley
   1.55% (dated 8/31/04, matures 9/1/04,
   repurchase price $6,000,258,
   collateralized by various government
   obligations: total market value
   $6,120,505)                                       6,000            6,000


--------------------------------------------------------------------------------
                                                     PAR            VALUE
                                                    (000)           (000)
--------------------------------------------------------------------------------
  UBS Securities
   1.55% (dated 8/31/04, matures 9/1/04,
   repurchase price $33,501,442,
   collateralized by various government
   obligations: total market value
   $34,171,882)                                    $33,500         $ 33,500
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $85,000)                           85,000
--------------------------------------------------------------------------------
Total Investments -- 100.0% (Cost $137,495)*                        137,495
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.0%                                      (59)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $137,436
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

1. SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less held by the non-Money Market Funds may be valued at amortized cost, which approximates market value.

The investment portfolios of the Money Market Funds are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying Armada Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investment securities of the Funds in the event that market quotations are not readily available or if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value "NAV" (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date.

ARMADA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

3. AFFILIATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in affiliated Money Market Funds, provided that investments in such Money Market Funds do not exceed 25% of the investing Fund's total assets.

4. FUND LIQUIDATION

Effective August 31, 2004, the Armada Tax Managed Equity Fund was liquidated pursuant to a Plan of Liquidation approved by the Armada Board on July 22, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Armada Funds
            -----------------------------------------------------------------


By (Signature and Title)*     /s/ Herbert Martens
                         ----------------------------------------------------
                              Herbert Martens, President & Trustee
                              (principal executive officer)

Date       October 28, 2004
     ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Herbert Martens
                         ----------------------------------------------------
                             Herbert Martens, President & Trustee
                             (principal executive officer)

Date       October 28, 2004
     ------------------------------------------------------------------------


By (Signature and Title)*    /s/ Dennis J. Westley
                         ----------------------------------------------------
                             Dennis J. Westley, Treasurer
                             (principal financial officer)

Date       October 28, 2004
     ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.